                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                         Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Select Mid Cap Growth VCT Portfolio

 Schedule of Investments 9/30/2016 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.4%

 Energy - 2.9%

 Oil & Gas Equipment & Services - 0.3%

 16,187

 Forum Energy Technologies, Inc. *

 $

 321,474

 Oil & Gas Exploration & Production - 2.6%

 3,938

 Apache Corp.

 $

 251,520

 35,748

 Cabot Oil & Gas Corp.

 922,298

 4,619

 Cimarex Energy Co.

 620,655

 8,360

 Continental Resources, Inc. *

 434,386

 9,222

 Newfield Exploration Co. *

 400,788

 9,618

 Range Resources Corp.

 372,698

 $

 3,002,345

 Total Energy

 $

 3,323,819

 Materials - 5.7%

 Commodity Chemicals - 0.6%

 11,667

 Trinseo SA

 $

 659,886

 Fertilizers & Agricultural Chemicals - 0.3%

 7,155

 FMC Corp.

 $

 345,873

 Specialty Chemicals - 1.5%

 7,173

 Albemarle Corp.

 $

 613,220

 24,498

 Flotek Industries, Inc. *

 356,201

 1,432

 The Sherwin-Williams Co.

 396,177

 4,733

 WR Grace & Co. *

 349,295

 $

 1,714,893

 Construction Materials - 0.9%

 8,951

 Vulcan Materials Co.

 $

 1,017,997

 Metal & Glass Containers - 0.8%

 11,543

 Ball Corp.

 $

 945,949

 Paper Packaging - 1.3%

 7,156

 Avery Dennison Corp.

 $

 556,665

 11,322

 Packaging Corp. of America

 920,026

 $

 1,476,691

 Steel - 0.3%

 21,881

 Allegheny Technologies, Inc.

 $

 395,390

 Total Materials

 $

 6,556,679

 Capital Goods - 10.5%

 Aerospace & Defense - 1.5%

 15,316

 B/E Aerospace, Inc. *

 $

 791,225

 9,382

 Cubic Corp.

 439,171

 2,984

 Raytheon Co.

 406,212

 $

 1,636,608

 Building Products - 1.7%

 7,953

 AO Smith Corp.

 $

 785,677

 9,628

 Fortune Brands Home & Security, Inc.

 559,387

 3,837

 Lennox International, Inc.

 602,524

 $

 1,947,588

 Electrical Components & Equipment - 1.4%

 3,454

 Acuity Brands, Inc.

 $

 913,928

 14,455

 AMETEK, Inc.

 690,660

 $

 1,604,588

 Industrial Conglomerates - 0.6%

 3,913

 Roper Technologies, Inc.

 $

 714,005

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 5,163

 WABCO Holdings, Inc. *

 $

 586,155

 Industrial Machinery - 3.3%

 25,535

 Albany International Corp.

 $

 1,082,173

 9,203

 Dover Corp.

 677,709

 9,491

 Fortive Corp.

 483,092

 4,578

 Stanley Black & Decker, Inc.

 563,002

 17,346

 Xylem, Inc.

 909,798

 $

 3,715,774

 Trading Companies & Distributors - 1.5%

 30,993

 MRC Global, Inc. *

 $

 509,215

 9,979

 MSC Industrial Direct Co., Inc.

 732,558

 6,435

 United Rentals, Inc. *

 505,083

 $

 1,746,856

 Total Capital Goods

 $

 11,951,574

 Commercial Services & Supplies - 3.2%

 Environmental & Facilities Services - 0.5%

 7,647

 Waste Connections, Inc.

 $

 571,231

 Research & Consulting Services - 2.7%

 9,396

 Equifax, Inc.

 $

 1,264,514

 4,972

 The Dun & Bradstreet Corp.

 679,275

 14,148

 Verisk Analytics, Inc. *

 1,149,949

 $

 3,093,738

 Total Commercial Services & Supplies

 $

 3,664,969

 Transportation - 2.8%

 Airlines - 1.9%

 8,426

 Alaska Air Group, Inc.

 $

 554,936

 44,582

 American Airlines Group, Inc.

 1,632,147

 $

 2,187,083

 Marine - 0.4%

 7,456

 Kirby Corp. *

 $

 463,465

 Railroads - 0.5%

 5,276

 Kansas City Southern

 $

 492,356

 Total Transportation

 $

 3,142,904

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.4%

 3,483

 Lear Corp.

 $

 422,209

 Total Automobiles & Components

 $

 422,209

 Consumer Durables & Apparel - 2.2%

 Home Furnishings - 1.0%

 5,520

 Mohawk Industries, Inc. *

 $

 1,105,877

 Housewares & Specialties - 0.8%

 18,070

 Newell Brands, Inc.

 $

 951,566

 Footwear - 0.4%

 22,073

 Skechers U.S.A., Inc. *

 $

 505,472

 Total Consumer Durables & Apparel

 $

 2,562,915

 Consumer Services - 3.4%

 Casinos & Gaming - 0.4%

 17,725

 MGM Resorts International *

 $

 461,382

 Hotels, Resorts & Cruise Lines - 0.3%

 8,162

 Norwegian Cruise Line Holdings, Ltd. *

 $

 307,707

 Leisure Facilities - 0.3%

 17,737

 Planet Fitness, Inc.

 $

 355,982

 Restaurants - 2.2%

 20,883

 Dave & Buster's Entertainment, Inc.

 $

 818,196

 7,906

 Jack in the Box, Inc. *

 758,502

 4,536

 Panera Bread Co. *

 883,250

 $

 2,459,948

 Specialized Consumer Services - 0.2%

 7,799

 ServiceMaster Global Holdings, Inc.

 $

 262,670

 Total Consumer Services

 $

 3,847,689

 Media - 1.3%

 Broadcasting - 0.3%

 5,025

 Scripps Networks Interactive, Inc.

 $

 319,037

 Cable & Satellite - 0.5%

 7,707

 Liberty Broadband Corp.

 $

 540,723

 Movies & Entertainment - 0.5%

 15,642

 Viacom, Inc. (Class B)

 $

 595,960

 Total Media

 $

 1,455,720

 Retailing - 9.0%

 Distributors - 0.9%

 29,866

 LKQ Corp. *

 $

 1,059,048

 General Merchandise Stores - 2.4%

 9,572

 Dollar General Corp. *

 $

 669,944

 22,537

 Dollar Tree, Inc. *

 1,778,845

 13,246

 Ollie's Bargain Outlet Holdings, Inc.

 347,178

 $

 2,795,967

 Apparel Retail - 0.8%

 13,393

 Ross Stores, Inc.

 $

 861,170

 Home Improvement Retail - 1.2%

 18,358

 Lowe's Companies, Inc.

 $

 1,325,631

 Specialty Stores - 2.0%

 17,849

 Sally Beauty Holdings, Inc. *

 $

 458,362

 13,938

 Tractor Supply Co. *

 938,724

 3,658

 Ulta Salon Cosmetics & Fragrance, Inc. *

 870,531

 $

 2,267,617

 Automotive Retail - 1.7%

 6,014

 Advance Auto Parts, Inc.

 $

 896,808

 3,805

 O'Reilly Automotive, Inc. *

 1,065,819

 $

 1,962,627

 Total Retailing

 $

 10,272,060

 Food & Staples Retailing - 1.1%

 Drug Retail - 0.7%

 106,695

 Rite Aid Corp. *

 $

 820,485

 Food Retail - 0.4%

 17,058

 Whole Foods Market, Inc.

 $

 483,594

 Total Food & Staples Retailing

 $

 1,304,079

 Food, Beverage & Tobacco - 6.4%

 Brewers - 1.3%

 13,380

 Molson Coors Brewing Co. (Class B)

 $

 1,469,124

 Distillers & Vintners - 1.2%

 8,680

 Constellation Brands, Inc. *

 $

 1,445,133

 Soft Drinks - 0.3%

 2,185

 Monster Beverage Corp.

 $

 320,780

 Packaged Foods & Meats - 3.6%

 37,010

 Amplify Snack Brands, Inc.

 $

 599,562

 25,595

 Blue Buffalo Pet Products, Inc.

 608,137

 13,513

 ConAgra Foods, Inc.

 636,597

 12,735

 The Hain Celestial Group, Inc. *

 453,111

 6,276

 The Hershey Co.

 599,986

 4,161

 The JM Smucker Co.

 563,982

 8,890

 Tyson Foods, Inc.

 663,816

 $

 4,125,191

 Total Food, Beverage & Tobacco

 $

 7,360,228

 Health Care Equipment & Services - 10.0%

 Health Care Equipment - 2.6%

 23,838

 Boston Scientific Corp. *

 $

 567,344

 12,175

 Edwards Lifesciences Corp. *

 1,467,818

 5,167

 Nevro Corp.

 539,383

 4,704

 Penumbra, Inc.

 357,457

 $

 2,932,002

 Health Care Supplies - 3.0%

 19,214

 Align Technology, Inc. *

 $

 1,801,312

 77,680

 Endologix, Inc. *

 994,304

 3,664

 The Cooper Companies, Inc.

 656,809

 $

 3,452,425

 Health Care Distributors - 1.0%

 14,107

 Cardinal Health, Inc.

 $

 1,096,114

 Health Care Services - 0.6%

 10,823

 MEDNAX, Inc. *

 $

 717,024

 Managed Health Care - 2.8%

 10,595

 Humana, Inc.

 $

 1,874,150

 11,631

 WellCare Health Plans, Inc. *

 1,361,874

 $

 3,236,024

 Total Health Care Equipment & Services

 $

 11,433,589

 Pharmaceuticals, Biotechnology & Life Sciences - 7.6%

 Biotechnology - 4.8%

 28,016

 Alder Biopharmaceuticals, Inc.

 $

 918,084

 12,483

 Alkermes Plc *

 587,075

 6,499

 Incyte Corp. *

 612,791

 12,687

 Neurocrine Biosciences, Inc. *

 642,470

 7,020

 Ophthotech Corp.

 323,833

 9,509

 Prothena Corp Plc *

 570,255

 13,851

 TESARO, Inc. *

 1,388,424

 4,648

 Vertex Pharmaceuticals, Inc. *

 405,352

 $

 5,448,284

 Pharmaceuticals - 1.4%

 13,143

 Jazz Pharmaceuticals Plc *

 $

 1,596,612

 Life Sciences Tools & Services - 1.4%

 19,554

 Charles River Laboratories International, Inc. *

 $

 1,629,630

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 8,674,526

 Banks - 0.8%

 Regional Banks - 0.8%

 24,546

 Fifth Third Bancorp

 $

 502,211

 4,247

 SVB Financial Group *

 469,463

 $

 971,674

 Total Banks

 $

 971,674

 Diversified Financials - 4.2%

 Specialized Finance - 0.7%

 3,086

 Intercontinental Exchange, Inc.

 $

 831,245

 Asset Management & Custody Banks - 0.5%

 18,840

 Invesco, Ltd.

 $

 589,127

 Investment Banking & Brokerage - 0.8%

 25,067

 TD Ameritrade Holding Corp.

 $

 883,361

 Financial Exchanges & Data - 2.2%

 26,287

 Nasdaq, Inc.

 $

 1,775,424

 5,239

 S&P Global, Inc.

 663,048

 $

 2,438,472

 Total Diversified Financials

 $

 4,742,205

 Insurance - 0.6%

 Insurance Brokers - 0.6%

 5,204

 Willis Towers Watson Plc

 $

 690,935

 Total Insurance

 $

 690,935

 Software & Services - 13.1%

 Internet Software & Services - 3.1%

 8,864

 CoStar Group, Inc. *

 $

 1,919,322

 3,359

 NetEase, Inc. (A.D.R.)

 808,780

 35,588

 Twitter, Inc. *

 820,303

 $

 3,548,405

 IT Consulting & Other Services - 0.5%

 6,024

 Gartner, Inc. *

 $

 532,823

 Data Processing & Outsourced Services - 4.2%

 19,599

 Fidelity National Information Services, Inc.

 $

 1,509,711

 7,540

 Mastercard, Inc.

 767,346

 24,662

 Sabre Corp.

 694,975

 20,519

 Total System Services, Inc.

 967,471

 16,108

 Vantiv, Inc. *

 906,397

 $

 4,845,900

 Application Software - 3.5%

 11,451

 Blackbaud, Inc.

 $

 759,659

 10,420

 Intuit, Inc.

 1,146,304

 7,710

 Splunk, Inc. *

 452,423

 3,324

 The Ultimate Software Group, Inc. *

 679,392

 29,935

 Zendesk, Inc.

 919,304

 $

 3,957,082

 Systems Software - 1.0%

 14,843

 ServiceNow, Inc. *

 $

 1,174,823

 Home Entertainment Software - 0.8%

 10,978

 Electronic Arts, Inc. *

 $

 937,521

 Total Software & Services

 $

 14,996,554

 Technology Hardware & Equipment - 2.9%

 Communications Equipment - 1.8%

 6,820

 Harris Corp.

 $

 624,780

 14,394

 Lumentum Holdings, Inc.

 601,237

 5,285

 Palo Alto Networks, Inc. *

 842,059

 $

 2,068,076

 Electronic Equipment Manufacturers - 0.5%

 39,703

 Fitbit, Inc.

 $

 589,193

 Technology Distributors - 0.6%

 13,657

 CDW Corp./DE *

 $

 624,535

 Total Technology Hardware & Equipment

 $

 3,281,804

 Semiconductors & Semiconductor Equipment - 8.3%

 Semiconductor Equipment - 1.9%

 22,924

 Lam Research Corp. *

 $

 2,171,135

 Semiconductors - 6.4%

 12,941

 Analog Devices, Inc.

 $

 834,047

 8,646

 Broadcom, Ltd.

 1,491,608

 61,073

 Cypress Semiconductor Corp.

 742,648

 43,122

 Marvell Technology Group, Ltd.

 572,229

 41,689

 Micron Technology, Inc. *

 741,230

 16,791

 NVIDIA Corp.

 1,150,519

 12,191

 Silicon Motion Technology Corp. (A.D.R.)

 631,372

 6,174

 Skyworks Solutions, Inc. *

 470,088

 12,882

 Xilinx, Inc.

 700,008

 $

 7,333,749

 Total Semiconductors & Semiconductor Equipment

 $

 9,504,884

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.4%

 3,669

 SBA Communications Corp. *

 $

 411,515

 Total Telecommunication Services

 $

 411,515

 Real Estate - 2.6%

 Industrial REIT - 0.4%

 19,158

 Duke Realty Corp.

 $

 523,588

 Health Care REIT - 0.5%

 7,673

 Ventas, Inc.

 $

 541,944

 Residential REIT - 0.3%

 15,262

 American Homes 4 Rent *

 $

 330,270

 Specialized REIT - 0.9%

 2,747

 Equinix, Inc.

 $

 989,607

 Real Estate Services - 0.5%

 5,087

 Jones Lang LaSalle, Inc.

 $

 578,850

 Total Real Estate

 $

 2,964,259

 TOTAL COMMON STOCKS

 (Cost $93,058,527)

 $

 113,536,790

 TOTAL INVESTMENT IN SECURITIES - 99.4%

 (Cost $93,058,527) (a)

 $

 113,536,790

 OTHER ASSETS & LIABILITIES - 0.6%

 $

 666,967

 TOTAL NET ASSETS - 100.0%

 $

 114,203,757

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (a)

 At September 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $93,865,567 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

                        20,669,730

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                           (998,507)

 Net unrealized appreciation

 $

                        19,671,223

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of September 30, 2016, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $                   113,536,790

  $           -

  $           -

  $                   113,536,790

 Total

  $                113,536,790

  $           -

  $           -

  $                113,536,790

 During the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3.

 Pioneer Real Estate Shares VCT Portfolio

 Schedule of Investments 9/30/16 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.1%

 Consumer Services - 1.4%

 Hotels, Resorts & Cruise Lines - 1.4%

 40,000

 Extended Stay America, Inc.

 $

 568,000

 Total Consumer Services

 $

 568,000

 Real Estate - 96.7%

 Diversified REIT - 11.0%

 19,900

 American Assets Trust, Inc.

 $

 863,262

 31,400

 Empire State Realty Trust, Inc. *

 657,830

 40,300

 Forest City Enterprises LP *

 932,139

 108,100

 Gramercy Property Trust

 1,042,084

 19,700

 STORE Capital Corp.

 580,559

 14,000

 Washington Real Estate Investment Trust

 435,680

 $

 4,511,554

 Industrial REIT - 7.7%

 40,900

 Prologis, Inc.

 $

 2,189,786

 42,600

 Rexford Industrial Realty, Inc. *

 975,114

 $

 3,164,900

 Hotel & Resort REIT - 4.5%

 18,500

 Chatham Lodging Trust

 $

 356,125

 70,400

 Host Hotels & Resorts, Inc.

 1,096,128

 18,600

 RLJ Lodging Trust

 391,158

 $

 1,843,411

 Office REIT - 11.1%

 16,100

 Boston Properties, Inc.

 $

 2,194,269

 14,200

 Douglas Emmett, Inc.

 520,146

 13,751

 Easterly Government Properties, Inc.

 262,369

 55,200

 Piedmont Office Realty Trust, Inc.

 1,201,704

 3,900

 Vornado Realty Trust

 394,719

 $

 4,573,207

 Health Care REIT - 9.5%

 26,700

 Ventas, Inc.

 $

 1,885,821

 26,800

 Welltower, Inc.

 2,003,836

 $

 3,889,657

 Residential REIT - 18.3%

 13,600

 American Campus Communities, Inc.

 $

 691,832

 34,700

 American Homes 4 Rent *

 750,908

 11,300

 AvalonBay Communities, Inc.

 2,009,592

 13,400

 Camden Property Trust

 1,122,116

 7,500

 Equity LifeStyle Properties, Inc.

 578,850

 36,200

 Equity Residential Property Trust, Inc.

 2,328,746

 $

 7,482,044

 Retail REIT - 23.1%

 19,700

 Acadia Realty Trust

 $

 713,928

 32,200

 DDR Corp.

 561,246

 6,700

 Federal Realty Investment Trust

 1,031,331

 29,300

 Retail Properties of America, Inc.

 492,240

 19,000

 Simon Property Group, Inc.

 3,933,190

 14,100

 Tanger Factory Outlet Centers, Inc.

 549,336

 21,000

 Taubman Centers, Inc.

 1,562,610

 7,700

 The Macerich Co.

 622,699

 $

 9,466,580

 Specialized REIT - 10.3%

 36,500

 CubeSmart

 $

 994,990

 26,000

 DuPont Fabros Technology, Inc.

 1,072,500

 9,600

 Public Storage, Inc.

 2,142,144

 $

 4,209,634

 Diversified Real Estate Activities - 1.2%

 12,700

 Alexander & Baldwin, Inc. *

 $

 487,934

 Total Real Estate

 $

 39,628,921

 TOTAL COMMON STOCKS

 (Cost $20,082,752)

 $

 40,196,921

 TOTAL INVESTMENT IN SECURITIES - 98.1%

 (Cost $20,082,752) (a)

 $

 40,196,921

 OTHER ASSETS & LIABILITIES - 1.9%

 $

 759,922

 TOTAL NET ASSETS - 100.0%

 $

 40,956,843

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At  September 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $20,082,752 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            20,401,281

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

               (287,112)

 Net unrealized appreciation

 $

            20,114,169

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of September 30, 2016, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $        40,196,921

  $         -

  $    -

  $     40,196,921

 Total

  $        40,196,921

  $         -

  $    -

  $     40,196,921

 During the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3.

 Pioneer Mid Cap Value VCT Portfolio

 Schedule of Investments 9/30/2016 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.6%

 Energy - 10.3%

 Oil & Gas Drilling - 1.4%

 215,246

 Patterson-UTI Energy, Inc.

 $

 4,815,053

 Oil & Gas Equipment & Services - 1.1%

 226,650

 RPC, Inc.

 $

 3,807,720

 Oil & Gas Exploration & Production - 7.8%

 172,599

 Cabot Oil & Gas Corp.

 $

 4,453,054

 49,376

 Cimarex Energy Co.

 6,634,653

 41,023

 Concho Resources, Inc. *

 5,634,509

 32,777

 Pioneer Natural Resources Co.

 6,085,050

 89,481

 Range Resources Corp.

 3,467,389

 $

 26,274,655

 Total Energy

 $

 34,897,428

 Materials - 3.9%

 Specialty Chemicals - 1.3%

 66,641

 Celanese Corp.

 $

 4,435,625

 Metal & Glass Containers - 1.4%

 83,592

 Crown Holdings, Inc. *

 $

 4,772,267

 Paper Products - 1.2%

 221,469

 KapStone Paper and Packaging Corp.

 $

 4,190,193

 Total Materials

 $

 13,398,085

 Capital Goods - 7.8%

 Building Products - 3.7%

 102,169

 Fortune Brands Home & Security, Inc.

 $

 5,936,019

 124,822

 Owens Corning *

 6,664,247

 $

 12,600,266

 Construction & Engineering - 2.0%

 133,330

 Fluor Corp.

 $

 6,842,496

 Industrial Machinery - 2.1%

 101,549

 Ingersoll-Rand Plc

 $

 6,899,239

 Total Capital Goods

 $

 26,342,001

 Transportation - 3.3%

 Air Freight & Logistics - 1.1%

 71,829

 Expeditors International of Washington, Inc.

 $

 3,700,630

 Airlines - 2.2%

 144,106

 United Continental Holdings, Inc. *

 $

 7,561,242

 Total Transportation

 $

 11,261,872

 Automobiles & Components - 2.8%

 Tires & Rubber - 2.8%

 290,494

 The Goodyear Tire & Rubber Co.

 $

 9,382,956

 Total Automobiles & Components

 $

 9,382,956

 Consumer Durables & Apparel - 4.3%

 Consumer Electronics - 1.0%

 40,327

 Harman International Industries, Inc.

 $

 3,405,615

 Household Appliances - 1.8%

 38,172

 Whirlpool Corp.

 $

 6,189,972

 Apparel, Accessories & Luxury Goods - 1.5%

 141,436

 Coach, Inc.

 $

 5,170,900

 Total Consumer Durables & Apparel

 $

 14,766,487

 Consumer Services - 2.8%

 Hotels, Resorts & Cruise Lines - 2.8%

 249,257

 Norwegian Cruise Line Holdings, Ltd. *

 $

 9,396,989

 Total Consumer Services

 $

 9,396,989

 Media - 1.9%

 Advertising - 1.9%

 290,450

 The Interpublic Group of Companies, Inc.

 $

 6,491,558

 Total Media

 $

 6,491,558

 Retailing - 1.4%

 Apparel Retail - 1.4%

 72,225

 Ross Stores, Inc.

 $

 4,644,068

 Total Retailing

 $

 4,644,068

 Food, Beverage & Tobacco - 4.8%

 Agricultural Products - 1.4%

 34,883

 Ingredion, Inc.

 $

 4,641,532

 Packaged Foods & Meats - 3.4%

 31,013

 The Hershey Co.

 $

 2,964,843

 32,595

 The JM Smucker Co.

 4,417,926

 55,800

 Tyson Foods, Inc.

 4,166,586

 $

 11,549,355

 Total Food, Beverage & Tobacco

 $

 16,190,887

 Health Care Equipment & Services - 2.9%

 Health Care Equipment - 2.9%

 271,084

 Boston Scientific Corp. *

 $

 6,451,799

 56,933

 Hill-Rom Holdings, Inc.

 3,528,707

 $

 9,980,506

 Total Health Care Equipment & Services

 $

 9,980,506

 Pharmaceuticals, Biotechnology & Life Sciences - 3.1%

 Pharmaceuticals - 3.1%

 87,488

 Jazz Pharmaceuticals Plc *

 $

 10,628,044

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 10,628,044

 Banks - 6.8%

 Regional Banks - 5.4%

 173,013

 Cathay General Bancorp

 $

 5,325,340

 310,419

 First Horizon National Corp.

 4,727,681

 676,249

 KeyCorp

 8,229,950

 $

 18,282,971

 Thrifts & Mortgage Finance - 1.4%

 345,773

 Radian Group, Inc.

 $

 4,685,224

 Total Banks

 $

 22,968,195

 Diversified Financials - 5.1%

 Specialized Finance - 1.9%

 23,637

 Intercontinental Exchange, Inc.

 $

 6,366,862

 Asset Management & Custody Banks - 1.5%

 166,295

 Invesco, Ltd.

 $

 5,200,045

 Financial Exchanges & Data - 1.7%

 86,620

 Nasdaq, Inc.

 $

 5,850,315

 Total Diversified Financials

 $

 17,417,222

 Insurance - 5.7%

 Life & Health Insurance - 3.0%

 113,558

 Lincoln National Corp.

 $

 5,334,955

 131,154

 Unum Group

 4,631,048

 $

 9,966,003

 Multi-line Insurance - 1.5%

 118,802

 The Hartford Financial Services Group, Inc.

 $

 5,087,102

 Property & Casualty Insurance - 1.2%

 55,561

 The Hanover Insurance Group, Inc.

 $

 4,190,411

 Total Insurance

 $

 19,243,516

 Software & Services - 1.5%

 IT Consulting & Other Services - 1.5%

 85,624

 Amdocs, Ltd.

 $

 4,953,348

 Total Software & Services

 $

 4,953,348

 Technology Hardware & Equipment - 5.8%

 Communications Equipment - 2.0%

 72,895

 Harris Corp.

 $

 6,677,911

 Technology Hardware, Storage & Peripherals - 0.8%

 47,685

 Western Digital Corp.

 $

 2,788,142

 Electronic Manufacturing Services - 1.6%

 67,486

 IPG Photonics Corp.

 $

 5,557,472

 Technology Distributors - 1.4%

 104,114

 CDW Corp./DE *

 $

 4,761,133

 Total Technology Hardware & Equipment

 $

 19,784,658

 Semiconductors & Semiconductor Equipment - 8.8%

 Semiconductor Equipment - 1.6%

 57,293

 Lam Research Corp. *

 $

 5,426,220

 Semiconductors - 7.2%

 215,461

 First Solar, Inc. *

 $

 8,508,555

 181,264

 Microsemi Corp. *

 7,609,463

 671,664

 ON Semiconductor Corp. *

 8,274,900

 $

 24,392,918

 Total Semiconductors & Semiconductor Equipment

 $

 29,819,138

 Utilities - 4.7%

 Electric Utilities - 3.1%

 78,634

 Edison International

 $

 5,681,306

 89,961

 Eversource Energy

 4,874,087

 $

 10,555,393

 Multi-Utilities - 1.6%

 129,559

 Public Service Enterprise Group, Inc.

 $

 5,424,635

 Total Utilities

 $

 15,980,028

 Real Estate - 11.9%

 Industrial REIT - 1.8%

 221,313

 Duke Realty Corp.

 $

 6,048,484

 Hotel & Resort REIT - 0.7%

 160,053

 Host Hotels & Resorts, Inc.

 $

 2,492,025

 Health Care REIT - 1.3%

 126,787

 Healthcare Realty Trust, Inc.

 $

 4,318,365

 Residential REIT - 2.8%

 20,763

 Essex Property Trust, Inc.

 $

 4,623,920

 52,671

 Mid-America Apartment Communities, Inc.

 4,950,547

 $

 9,574,467

 Retail REIT - 0.5%

 67,114

 General Growth Properties, Inc.

 $

 1,852,346

 Specialized REIT - 4.8%

 63,546

 Crown Castle International Corp.

 $

 5,986,669

 50,607

 Digital Realty Trust, Inc.

 4,914,952

 14,844

 Equinix, Inc.

 5,347,551

 $

 16,249,172

 Total Real Estate

 $

 40,534,859

 TOTAL COMMON STOCKS

 (Cost $297,336,967)

 $

 338,081,845

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 (Cost $297,336,967) (a)

 $

 338,081,845

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 1,393,442

 TOTAL NET ASSETS - 100.0%

 $

 339,475,287

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At September 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $297,382,472 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              46,379,894

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

              (5,680,521)

 Net unrealized appreciation

 $

              40,699,373

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of September 30, 2016, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $         338,081,845

  $            -

  $            -

  $       338,081,845

 Total

  $      338,081,845

  $           -

  $           -

  $    338,081,845

 During the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3.

		Pioneer High Yield VCT Portfolio
		Schedule of Investments 9/30/2016 (unaudited)

Principal Amount ($)	Floating Rate (B) (unaudited)		Value
		CONVERTIBLE CORPORATE BONDS - 13.5%
		Energy - 1.3%
		Oil & Gas Equipment & Services - 0.1%
85,000		SEACOR Holdings, Inc., 3.0%, 11/15/28	$68,850
		Oil & Gas Exploration & Production - 0.8%
70,000		Chesapeake Energy Corp., 5.5%, 10/5/26 (144A)	$70,000
220,000		Cobalt International Energy, Inc., 2.625%, 12/1/19	111,925
150,000		Whiting Petroleum Corp., 1.25%, 4/1/20	123,938
182,768		Whiting Petroleum Corp., 6.25%, 4/1/23	185,510
			$491,373
		Oil & Gas Storage & Transportation - 0.4%
200,000		Golar LNG, Ltd., 3.75%, 3/7/17	$196,000
		Total Energy	$756,223
		Materials - 0.1%
		Diversified Metals & Mining - 0.1%
50,000		RTI International Metals, Inc., 1.625%, 10/15/19	$53,312
		Total Materials	$53,312
		Capital Goods - 1.1%
		Aerospace & Defense - 0.2%
95,000		The KEYW Holding Corp., 2.5%, 7/15/19	$92,031
		Construction & Engineering - 0.4%
210,000		Dycom Industries, Inc., 0.75%, 9/15/21	$228,900
		Electrical Components & Equipment - 0.5%
459,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$307,243
		Total Capital Goods	$628,174
		Consumer Durables & Apparel - 1.2%
		Homebuilding - 1.2%
185,000		CalAtlantic Group, Inc., 0.25%, 6/1/19	$171,356
245,000		CalAtlantic Group, Inc., 1.25%, 8/1/32	255,259
275,000		KB Home, 1.375%, 2/1/19	267,438
			$694,053
		Total Consumer Durables & Apparel	$694,053
		Consumer Services - 0.2%
		Specialized Consumer Services - 0.2%
100,000		Ascent Capital Group, Inc., 4.0%, 7/15/20	$71,250
65,000		Carriage Services, Inc., 2.75%, 3/15/21	76,172
			$147,422
		Total Consumer Services	$147,422
		Media - 0.3%
		Cable & Satellite - 0.3%
145,000		DISH Network Corp., 3.375%, 8/15/26 (144A)	$158,775
		Total Media	$158,775
		Retailing - 0.7%
		Internet Retail - 0.7%
70,000		Ctrip.com International, Ltd., 1.25%, 9/15/22 (144A)	$70,306
380,000		Shutterfly, Inc., 0.25%, 5/15/18	372,162
			$442,468
		Total Retailing	$442,468
		Health Care Equipment & Services - 2.4%
		Health Care Equipment - 1.8%
330,000		Cepheid, 1.25%, 2/1/21	$341,756
170,000		Insulet Corp., 1.25%, 9/15/21 (144A)	167,344
190,000		NuVasive, Inc., 2.25%, 3/15/21 (144A)	240,350
295,000		Wright Medical Group, Inc., 2.0%, 2/15/20	315,097
			$1,064,547
		Health Care Supplies - 0.6%
85,000		Endologix, Inc., 2.25%, 12/15/18	$81,653
135,000		Endologix, Inc., 3.25%, 11/1/20	178,791
70,000		Quidel Corp., 3.25%, 12/15/20	70,175
			$330,619
		Total Health Care Equipment & Services	$1,395,166
		Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
		Biotechnology - 1.7%
75,000		BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20	$93,516
165,000		Emergent BioSolutions, Inc., 2.875%, 1/15/21	201,816
320,000		Innoviva, Inc., 2.125%, 1/15/23	268,000
200,000		PDL BioPharma, Inc., 4.0%, 2/1/18	194,250
115,000		The Medicines Co., 2.5%, 1/15/22	148,853
85,000		The Medicines Co., 2.75%, 7/15/23 (144A)	86,541
			$992,976
		Pharmaceuticals - 0.8%
245,000		Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22	$292,009
200,000		Jazz Investments I, Ltd., 1.875%, 8/15/21	202,750
			$494,759
		Life Sciences Tools & Services - 0.1%
85,000		Albany Molecular Research, Inc., 2.25%, 11/15/18	$100,141
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,587,876
		Software & Services - 2.0%
		Internet Software & Services - 0.4%
160,000		WebMD Health Corp., 1.5%, 12/1/20	$184,600
35,000		WebMD Health Corp., 2.625%, 6/15/23 (144A)	34,081
			$218,681
		Data Processing & Outsourced Services - 0.3%
170,000		Cardtronics, Inc., 1.0%, 12/1/20	$178,925
		Application Software - 1.2%
75,000		Citrix Systems, Inc., 0.5%, 4/15/19	$84,797
310,000		Mentor Graphics Corp., 4.0%, 4/1/31	414,431
100,000		Nuance Communications, Inc., 1.0%, 12/15/35 (144A)	87,000
125,000		Synchronoss Technologies, Inc., 0.75%, 8/15/19	131,953
			$718,181
		Systems Software - 0.1%
30,000		FireEye, Inc., 1.0%, 6/1/35	$27,619
30,000		FireEye, Inc., 1.625%, 6/1/35	27,313
			$54,932
		Total Software & Services	$1,170,719
		Technology Hardware & Equipment - 0.9%
		Communications Equipment - 0.6%
300,000		Finisar Corp., 0.5%, 12/15/33	$354,188
		Electronic Components - 0.3%
235,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41	$205,772
		Total Technology Hardware & Equipment	$559,960
		Semiconductors & Semiconductor Equipment - 0.7%
		Semiconductors - 0.7%
255,000		ON Semiconductor Corp., 1.0%, 12/1/20	$258,381
235,000		SunPower Corp., 0.875%, 6/1/21	177,719
			$436,100
		Total Semiconductors & Semiconductor Equipment	$436,100
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $7,819,427)	$8,030,248

		PREFERRED STOCKS - 0.1%
		Diversified Financials - 0.1%
		Consumer Finance - 0.1%
2,821	6.41	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$71,682
		Total Diversified Financials	$71,682
		TOTAL PREFERRED STOCKS
		(Cost $66,924)	$71,682

		CONVERTIBLE PREFERRED STOCKS - 1.2%
		Health Care Equipment & Services - 0.3%
		Health Care Supplies - 0.2%
397		Alere, Inc., 3.0%, 12/31/49 (Perpetual)	$133,368
		Health Care Services - 0.0% †
28		BioScrip, Inc., (Perpetual) (f)	$2,669
		Health Care Facilities - 0.1%
75		Kindred Healthcare, Inc., 7.5%, 12/1/17	$40,744
		Total Health Care Equipment & Services	$176,781
		Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
		Pharmaceuticals - 0.1%
75		Allergan plc, 5.5%, 3/1/18	$61,622
		Total Pharmaceuticals, Biotechnology & Life Sciences	$61,622
		Banks - 0.8%
		Diversified Banks - 0.8%
225		Bank of America Corp., 7.25%, 12/31/49 (Perpetual)	$274,689
155		Wells Fargo & Co., 7.5% (Perpetual)	202,833
			$477,522
		Total Banks	$477,522
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $662,150)	$715,925
Shares
		COMMON STOCKS - 4.7%
		Energy - 0.3%
		Oil & Gas Exploration & Production - 0.1%
7,222		Whiting Petroleum Corp. *	$63,120
		Oil & Gas Refining & Marketing - 0.2%
2,156		Marathon Petroleum Corp. *	$87,512
		Total Energy	$150,632
		Materials - 0.3%
		Commodity Chemicals - 0.3%
2,422		LyondellBasell Industries NV	$195,359
		Total Materials	$195,359
		Capital Goods - 0.1%
		Aerospace & Defense - 0.1%
669		Orbital ATK, Inc.	$50,998
		Total Capital Goods	$50,998
		Transportation - 0.3%
		Airlines - 0.3%
3,377		United Continental Holdings, Inc. *	$177,191
		Total Transportation	$177,191
		Automobiles & Components - 0.6%
		Automobile Manufacturers - 0.6%
30,869		Ford Motor Co.	$372,589
		Total Automobiles & Components	$372,589
		Consumer Services - 0.3%
		Restaurants - 0.3%
2,937		Starbucks Corp.	$159,009
		Total Consumer Services	$159,009
		Health Care Equipment & Services - 0.5%
		Health Care Services - 0.0% †
9,932		BioScrip, Inc. *	$28,703
		Managed Health Care - 0.5%
1,506		Aetna, Inc.	$173,868
833		Cigna Corp.	108,557
			$282,425
		Total Health Care Equipment & Services	$311,128
		Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
		Pharmaceuticals - 0.2%
2,400		Mylan NV	$91,488
		Life Sciences Tools & Services - 0.3%
218		Bio-Rad Laboratories, Inc. *	$35,711
1,027		Thermo Fisher Scientific, Inc.	163,355
			$199,066
		Total Pharmaceuticals, Biotechnology & Life Sciences	$290,554
		Banks - 0.2%
		Diversified Banks - 0.2%
1,635		JPMorgan Chase & Co.	$108,875
		Total Banks	$108,875
		Diversified Financials - 0.2%
		Consumer Finance - 0.2%
1,402		Capital One Financial Corp.	$100,706
		Total Diversified Financials	$100,706
		Technology Hardware & Equipment - 0.7%
		Technology Hardware, Storage & Peripherals - 0.4%
8,082		NCR Corp. *	$260,160
		Electronic Manufacturing Services - 0.3%
2,270		TE Connectivity, Ltd.	$146,143
		Total Technology Hardware & Equipment	$406,303
		Real Estate - 0.7%
		Diversified REIT - 0.7%
18,825		Forest City Enterprises LP *	$435,422
		Total Real Estate	$435,422
		TOTAL COMMON STOCKS
		(Cost $1,634,071)	$2,758,766
Principal Amount ($)
		COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
		Banks - 1.1%
		Thrifts & Mortgage Finance - 1.1%
100,000	5.12	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)	$97,186
100,000	6.01	COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)	92,289
35,228		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	23,428
129,000	4.10	JPMBB Commercial Mortgage Securities Trust 2014-C25 REMICS, Floating Rate Note, 11/18/47 (144A)	100,282
100,000	4.19	JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 REMICS, Floating Rate Note, 1/18/46 (144A)	95,582
150,000	4.12	JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	147,014
100,000	5.57	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	99,208
			$654,989
		Total Banks	$654,989
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $674,703)	$654,989

		CORPORATE BONDS - 67.9%
		Energy - 12.6%
		Oil & Gas Drilling - 0.3%
50,000		Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)	$15,250
50,000		Rowan Companies, Inc., 4.75%, 1/15/24	40,750
183,000		Rowan Companies, Inc., 5.4%, 12/1/42	121,695
19,000		Rowan Companies, Inc., 5.85%, 1/15/44	13,158
			$190,853
		Oil & Gas Equipment & Services - 0.8%
225,000		Archrock Partners LP, 6.0%, 10/1/22	$208,688
105,000		Archrock Partners LP, 6.0%, 4/1/21	98,438
165,000		McDermott International, Inc., 8.0%, 5/1/21 (144A)	156,131
			$463,257
		Oil & Gas Exploration & Production - 5.7%
145,000		Antero Resources Corp., 6.0%, 12/1/20	$149,849
200,000		California Resources Corp., 8.0%, 12/15/22 (144A)	133,000
225,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	222,750
150,000		Concho Resources, Inc., 5.5%, 4/1/23	154,688
210,000		Denbury Resources, Inc., 5.5%, 5/1/22	150,675
195,000		EPL Oil & Gas, Inc., 8.25%, 2/15/18 (e)	26,812
50,000		Extraction Oil & Gas Holdings LLC, 7.875%, 7/15/21 (144A)	52,000
85,000		Gulfport Energy Corp., 6.625%, 5/1/23	87,125
285,000		Gulfport Energy Corp., 7.75%, 11/1/20	296,044
52,000		Halcon Resources Corp., 12.0%, 2/15/22 (144A)	52,000
170,000		Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)	169,150
65,000		Newfield Exploration Co., 5.375%, 1/1/26	65,162
365,000		Oasis Petroleum, Inc., 6.875%, 3/15/22	349,488
210,000		Parsley Energy LLC, 7.5%, 2/15/22 (144A)	223,125
130,000		PDC Energy, Inc., 7.75%, 10/15/22	138,775
50,000		QEP Resources, Inc., 5.25%, 5/1/23	49,250
100,000		QEP Resources, Inc., 5.375%, 10/1/22	99,250
100,000		Range Resources Corp., 5.0%, 3/15/23 (144A)	97,750
110,000		Range Resources Corp., 5.75%, 6/1/21 (144A)	111,375
370,000		Rice Energy Inc., 6.25%, 5/1/22	382,025
290,000		Sanchez Energy Corp., 6.125%, 1/15/23	232,725
25,000		SM Energy Co., 6.75%, 9/15/26	25,250
100,000		WPX Energy, Inc., 7.5%, 8/1/20	105,750
			$3,374,018
		Oil & Gas Refining & Marketing - 1.2%
375,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21	$306,562
40,000		EnLink Midstream Partners LP, 5.05%, 4/1/45	35,409
116,000		EnLink Midstream Partners LP, 5.6%, 4/1/44	107,345
235,000		Tesoro Corp., 5.375%, 10/1/22	244,400
			$693,716
		Oil & Gas Storage & Transportation - 4.4%
185,000		Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)	$180,838
30,000		DCP Midstream Operating LP, 3.875%, 3/15/23	28,650
49,000		DCP Midstream Operating LP, 4.95%, 4/1/22	49,919
225,000		DCP Midstream Operating LP, 5.6%, 4/1/44	208,125
100,000		Genesis Energy LP, 5.75%, 2/15/21	100,000
70,000		Genesis Energy LP, 6.75%, 8/1/22	72,127
225,000		Global Partners LP, 6.25%, 7/15/22	208,688
150,000		Holly Energy Partners LP, 6.5%, 3/1/20	154,688
245,000		ONEOK, Inc., 7.5%, 9/1/23	274,400
495,000		Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	532,744
125,000		Targa Resources Partners LP, 4.125%, 11/15/19	126,750
135,000		Targa Resources Partners LP, 5.25%, 5/1/23	136,688
340,000		The Williams Companies, Inc., 5.75%, 6/24/44	350,200
170,000		Western Refining Logistics LP, 7.5%, 2/15/23	174,250
			$2,598,067
		Coal & Consumable Fuels - 0.2%
125,000		SunCoke Energy Partners LP, 7.375%, 2/1/20	$116,875
		Total Energy	$7,436,786
		Materials - 4.4%
		Commodity Chemicals - 0.4%
60,000		Hexion, Inc., 6.625%, 4/15/20	$52,800
100,000		Tronox Finance LLC, 6.375%, 8/15/20	92,250
95,000		Tronox Finance LLC, 7.5%, 3/15/22 (144A)	86,688
			$231,738
		Diversified Chemicals - 0.1%
70,000		CVR Partners LP, 9.25%, 6/15/23 (144A)	$67,725
		Specialty Chemicals - 0.4%
150,000		A Schulman, Inc., 6.875%, 6/1/23 (144A)	$151,500
45,000		Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)	48,488
55,000		PQ Corp., 6.75%, 11/15/22 (144A)	58,300
			$258,288
		Metal & Glass Containers - 2.4%
160,000		Ball Corp., 5.25%, 7/1/25	$172,400
765,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	855,844
175,000		Reynolds Group Issuer, Inc., 7.0%, 7/15/24 (144A)	187,688
175,000		Reynolds Group Issuer, Inc., 8.25%, 2/15/21	182,438
			$1,398,370
		Containers & Packaging - 0.2%
124,000		AEP Industries, Inc., 8.25%, 4/15/19	$128,030
		Diversified Metals & Mining - 0.2%
80,000		Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	$75,000
25,000		Teck Resources, Ltd., 8.0%, 6/1/21 (144A)	27,188
25,000		Teck Resources, Ltd., 8.5%, 6/1/24 (144A)	28,625
			$130,813
		Copper - 0.2%
130,000		Freeport-McMoRan, Inc., 3.55%, 3/1/22	$118,300
		Steel - 0.2%
70,000		ArcelorMittal, 6.125%, 6/1/25	$76,300
55,000		United States Steel Corp., 8.375%, 7/1/21 (144A)	60,156
			$136,456
		Paper Products - 0.3%
165,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	$143,138
		Total Materials	$2,612,858
		Capital Goods - 3.4%
		Aerospace & Defense - 0.7%
355,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	$352,338
71,874		DynCorp International, Inc., 11.875%, 11/30/20 (PIK)	53,187
			$405,525
		Building Products - 0.4%
210,000		Griffon Corp., 5.25%, 3/1/22	$210,788
		Construction & Engineering - 0.3%
185,000		MasTec, Inc., 4.875%, 3/15/23	$182,688
		Construction & Farm Machinery & Heavy Trucks - 0.6%
350,000		Titan International, Inc., 6.875%, 10/1/20	$329,875
		Industrial Machinery - 0.5%
325,000		Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$310,781
		Trading Companies & Distributors - 0.9%
200,000		Rexel SA, 5.25%, 6/15/20 (144A)	$208,460
330,000		United Rentals North America, Inc., 5.75%, 11/15/24	342,375
			$550,835
		Total Capital Goods	$1,990,492
		Commercial Services & Supplies - 0.3%
		Diversified Support Services - 0.3%
230,000		NANA Development Corp., 9.5%, 3/15/19 (144A)	$204,700
		Total Commercial Services & Supplies	$204,700
		Transportation - 1.1%
		Airlines - 0.3%
4,559		Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17	$4,616
175,000		Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)	157,500
			$162,116
		Railroads - 0.4%
245,000		Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)	$222,338
		Trucking - 0.2%
185,000		Jack Cooper Holdings Corp., 9.25%, 6/1/20	$125,800
		Logistics - 0.2%
200,000		syncreon Group BV, 8.625%, 11/1/21 (144A)	148,000
		Total Transportation	$658,254
		Automobiles & Components - 1.6%
		Auto Parts & Equipment - 1.6%
200,000		IHO Verwaltungs GmbH, 4.5%, 9/15/23 (144A) (PIK)	$201,874
107,000		International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	104,726
200,000		Nexteer Automotive Group, Ltd., 5.875%, 11/15/21 (144A)	212,000
230,000		TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	250,125
150,000		ZF North America Capital, Inc., 4.75%, 4/29/25 (144A)	157,500
			$926,225
		Total Automobiles & Components	$926,225
		Consumer Durables & Apparel - 3.4%
		Homebuilding - 2.9%
105,000		CalAtlantic Group, Inc., 5.375%, 10/1/22	$109,462
190,000		KB Home, 7.5%, 9/15/22	206,150
175,000		Lennar Corp., 4.5%, 6/15/19	183,312
125,000		Lennar Corp., 4.75%, 11/15/22	129,062
180,000		MDC Holdings, Inc., 5.5%, 1/15/24	188,100
325,000		Rialto Holdings LLC, 7.0%, 12/1/18 (144A)	329,875
220,000		Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)	230,450
335,000		Toll Brothers Finance Corp., 4.875%, 11/15/25	343,375
			$1,719,786
		Textiles - 0.5%
280,000		Springs Industries, Inc., 6.25%, 6/1/21	$289,800
		Total Consumer Durables & Apparel	$2,009,586
		Consumer Services - 3.4%
		Casinos & Gaming - 1.1%
19,119		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)	$96
460,000		Scientific Games International, Inc., 10.0%, 12/1/22	424,350
250,000		Scientific Games International, Inc., 6.25%, 9/1/20	192,500
			$616,946
		Hotels, Resorts & Cruise Lines - 0.9%
200,000		NCL Corp., Ltd., 5.25%, 11/15/19 (144A)	$202,000
300,000		Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	307,500
			$509,500
		Restaurants - 0.5%
140,000		KFC Holding Co., 5.0%, 6/1/24 (144A)	$146,300
140,000		KFC Holding Co., 5.25%, 6/1/26 (144A)	148,050
			$294,350
		Specialized Consumer Services - 0.9%
200,000		Constellis Holdings LLC, 9.75%, 5/15/20 (144A)	$196,500
340,000		Sotheby's, 5.25%, 10/1/22 (144A)	337,450
			$533,950
		Total Consumer Services	$1,954,746
		Media - 5.4%
		Advertising - 0.2%
125,000		MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$115,625
		Broadcasting - 3.4%
205,000		CCO Holdings LLC, 5.5%, 5/1/26 (144A)	$213,712
200,000		CSC Holdings LLC, 5.5%, 4/15/27 (144A)	204,500
280,000		Gannett Co., Inc., 6.375%, 10/15/23	301,000
145,000		Gray Television, Inc., 5.125%, 10/15/24 (144A)	142,281
185,000		Gray Television, Inc., 5.875%, 7/15/26 (144A)	186,388
215,000		LIN Television Corp., 5.875%, 11/15/22	225,212
145,000		Nexstar Escrow Corp., 5.625%, 8/1/24 (144A)	145,362
175,000		Quebecor Media, Inc., 5.75%, 1/15/23	182,000
200,000		Sinclair Television Group, Inc., 5.125%, 2/15/27 (144A)	195,500
135,000		Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	138,712
90,000		Univision Communications, Inc., 5.125%, 2/15/25 (144A)	90,562
			$2,025,229
		Cable & Satellite - 1.1%
140,000		DISH DBS Corp., 5.875%, 11/15/24	$138,250
80,000		DISH DBS Corp., 7.75%, 7/1/26 (144A)	85,000
125,000		Intelsat Luxembourg SA, 7.75%, 6/1/21	41,875
375,000		Videotron, Ltd., 5.375%, 6/15/24 (144A)	390,000
			$655,125
		Movies & Entertainment - 0.7%
220,000		Cinemark USA, Inc., 4.875%, 6/1/23	$221,100
180,000		Regal Entertainment Group, Inc., 5.75%, 2/1/25	181,350
			$402,450
		Total Media	$3,198,429
		Retailing - 0.6%
		Automotive Retail - 0.6%
250,000		Asbury Automotive Group, Inc., 6.0%, 12/15/24	$257,500
100,000		DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)	96,750
			$354,250
		Total Retailing	$354,250
		Food & Staples Retailing - 0.8%
		Food Retail - 0.8%
140,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$137,900
350,000		Darling Ingredients, Inc., 5.375%, 1/15/22	365,312
			$503,212
		Total Food & Staples Retailing	$503,212
		Food, Beverage & Tobacco - 2.0%
		Distillers & Vintners - 0.4%
200,000		Constellation Brands, Inc., 3.75%, 5/1/21	$210,750
		Packaged Foods & Meats - 1.1%
45,000		Post Holdings, Inc., 5.0%, 8/15/26 (144A)	$44,775
215,000		Post Holdings, Inc., 6.0%, 12/15/22 (144A)	227,094
315,000		Post Holdings, Inc., 6.75%, 12/1/21 (144A)	337,444
35,000		Post Holdings, Inc., 8.0%, 7/15/25 (144A)	40,053
			$649,366
		Tobacco - 0.5%
355,000		Alliance One International, Inc., 9.875%, 7/15/21	$301,306
		Total Food, Beverage & Tobacco	$1,161,422
		Household & Personal Products - 0.3%
		Personal Products - 0.3%
200,000		Revlon Consumer Products Corp., 5.75%, 2/15/21	$204,000
		Total Household & Personal Products	$204,000
		Health Care Equipment & Services - 4.2%
		Health Care Services - 0.4%
150,000		BioScrip, Inc., 8.875%, 2/15/21	$140,250
105,000		RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	108,412
			$248,662
		Health Care Facilities - 3.2%
50,000		CHS, 6.875%, 2/1/22	$43,000
330,000		CHS, Inc., 7.125%, 7/15/20	306,735
400,000		HCA, Inc., 5.25%, 6/15/26	425,000
435,000		Kindred Healthcare Inc., 6.375%, 4/15/22	412,162
200,000		LifePoint Health, Inc., 5.375%, 5/1/24 (144A)	200,000
130,000		Quorum Health Corp., 11.625%, 4/15/23 (144A)	107,900
215,000		Universal Hospital Services, Inc., 7.625%, 8/15/20	204,788
160,000		Vizient, Inc., 10.375%, 3/1/24 (144A)	183,600
			$1,883,185
		Managed Health Care - 0.6%
180,000		Centene Corp., 4.75%, 5/15/22	$185,850
145,000		Molina Healthcare, Inc., 5.375%, 11/15/22	149,712
			$335,562
		Total Health Care Equipment & Services	$2,467,409
		Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
		Pharmaceuticals - 1.8%
140,000		Endo Finance LLC, 5.375%, 1/15/23 (144A)	$123,900
200,000		Endo Finance LLC, 5.75%, 1/15/22 (144A)	184,500
205,000		Endo, Ltd., 6.0%, 7/15/23 (144A)	186,550
695,000		Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	599,438
			$1,094,388
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,094,388
		Banks - 2.6%
		Diversified Banks - 2.0%
325,000	5.90	Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)	$336,375
200,000	6.25	Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)	215,250
320,000	8.12	Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)	339,200
325,000	8.00	Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)	305,500
			$1,196,325
		Thrifts & Mortgage Finance - 0.6%
335,000		Provident Funding Associates LP, 6.75%, 6/15/21 (144A)	$337,931
		Total Banks	$1,534,256
		Diversified Financials - 3.9%
		Specialized Finance - 2.1%
200,000		Fly Leasing, Ltd., 6.375%, 10/15/21	$203,000
200,000		Fly Leasing, Ltd., 6.75%, 12/15/20	206,000
545,000		Nationstar Mortgage LLC, 6.5%, 7/1/21	534,100
300,000		Oxford Finance LLC, 7.25%, 1/15/18 (144A)	300,000
			$1,243,100
		Consumer Finance - 1.5%
230,000		Ally Financial, Inc., 4.625%, 3/30/25	$235,750
200,000		Ally Financial, Inc., 4.625%, 5/19/22	206,000
150,000		Ally Financial, Inc., 5.75%, 11/20/25	156,938
200,000	5.55	Capital One Financial Corp., Floating Rate Note, 12/31/49 (Perpetual)	203,500
110,000		TMX Finance LLC, 8.5%, 9/15/18 (144A)	81,950
			$884,138
		Investment Banking & Brokerage - 0.3%
200,000	5.55	Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)	$204,250
		Total Diversified Financials	$2,331,488
		Insurance - 0.1%
		Reinsurance - 0.1%
70,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (c) (d)	$4,900
80,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (c) (d)	82,896
			$87,796
		Total Insurance	$87,796
		Real Estate - 0.3%
		Specialized REIT - 0.3%
147,382		AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)	$151,067
		Total Real Estate	$151,067
		Software & Services - 3.0%
		Internet Software & Services - 1.2%
250,000		Cimpress NV, 7.0%, 4/1/22 (144A)	$260,625
63,000		IAC, 4.875%, 11/30/18	64,496
365,000		j2 Cloud Services, Inc., 8.0%, 8/1/20	379,600
			$704,721
		IT Consulting & Other Services - 0.7%
150,000		Diamond 1 Finance Corp., 5.875%, 6/15/21 (144A)	$159,371
105,000		Iron Mountain US Holdings, Inc., 5.375%, 6/1/26 (144A)	105,000
155,000		Sabre GLBL, Inc., 5.375%, 4/15/23 (144A)	159,262
			$423,633
		Data Processing & Outsourced Services - 0.9%
155,000		First Data Corp., 5.0%, 1/15/24 (144A)	$157,325
265,000		First Data Corp., 5.75%, 1/15/24 (144A)	272,288
95,000		First Data Corp., 7.0%, 12/1/23 (144A)	100,462
			$530,075
		Application Software - 0.2%
135,000		Open Text Corp., 5.875%, 6/1/26 (144A)	$141,244
		Total Software & Services	$1,799,673
		Technology Hardware & Equipment - 1.0%
		Communications Equipment - 0.7%
100,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$98,875
90,000		CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)	95,962
175,000		CommScope, Inc., 5.0%, 6/15/21 (144A)	181,125
75,000		Plantronics, Inc., 5.5%, 5/31/23 (144A)	77,250
			$453,212
		Technology Hardware, Storage & Peripherals - 0.3%
165,000		Diebold, Inc., 8.5%, 4/15/24 (144A)	$170,981
		Total Technology Hardware & Equipment	$624,193
		Semiconductors & Semiconductor Equipment - 0.9%
		Semiconductor Equipment - 0.3%
175,000		Entegris, Inc., 6.0%, 4/1/22 (144A)	$181,125
		Semiconductors - 0.6%
255,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)	$251,812
75,000		Micron Technology, Inc., 5.5%, 2/1/25	73,500
50,000		Micron Technology, Inc., 5.625%, 1/15/26 (144A)	47,875
			$373,187
		Total Semiconductors & Semiconductor Equipment	$554,312
		Telecommunication Services - 6.8%
		Integrated Telecommunication Services - 4.1%
375,000		CenturyLink, Inc., 6.45%, 6/15/21	$401,719
751,000		Frontier Communications Corp., 8.75%, 4/15/22	766,020
250,000		GCI, Inc., 6.875%, 4/15/25	256,250
300,000		Level 3 Financing, Inc., 5.25%, 3/15/26 (144A)	309,750
205,000		Windstream Corp., 7.5%, 6/1/22	196,800
500,000		Windstream Services LLC, 7.75%, 10/15/20	508,750
			$2,439,289
		Wireless Telecommunication Services - 2.7%
200,000		Altice Financing SA, 6.625%, 2/15/23 (144A)	$205,250
200,000		Altice US Finance I Corp., 5.375%, 7/15/23 (144A)	206,750
685,000		Sprint Corp., 7.125%, 6/15/24	667,875
330,000		Sprint Corp., 7.25%, 9/15/21	331,238
80,000		T-Mobile USA, Inc., 6.0%, 4/15/24	85,600
65,000		T-Mobile USA, Inc., 6.5%, 1/15/26	71,906
			$1,568,619
		Total Telecommunication Services	$4,007,908
		Utilities - 2.3%
		Electric Utilities - 0.7%
545,000		Talen Energy Supply LLC, 6.5%, 6/1/25	$437,362
		Gas Utilities - 0.3%
210,000		Ferrellgas LP, 6.75%, 1/15/22	186,900
			$186,900
		Independent Power Producers & Energy Traders - 1.3%
50,000		AES Corp. Virginia, 5.5%, 3/15/24	$52,031
55,000		Calpine Corp., 5.25%, 6/1/26 (144A)	55,688
200,000		Calpine Corp., 5.375%, 1/15/23	199,250
55,000		Calpine Corp., 5.75%, 1/15/25	54,312
75,000		NRG Energy, Inc., 6.25%, 5/1/24	76,125
130,000		NRG Energy, Inc., 6.625%, 1/15/27 (144A)	127,400
180,000		NRG Energy, Inc., 7.25%, 5/15/26 (144A)	183,150
			$747,956
		Total Utilities	$1,372,218
		Real Estate - 1.7%
		Diversified REIT - 0.4%
210,000		MPT Operating Partnership LP, 5.5%, 5/1/24	$220,710
		Specialized REIT - 0.9%
310,000		Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)	$321,625
200,000		Iron Mountain, Inc., 5.75%, 8/15/24	205,500
			$527,125
		Real Estate Services - 0.4%
235,000		Kennedy-Wilson, Inc., 5.875%, 4/1/24	$236,762
		Total Real Estate	$984,597
		TOTAL CORPORATE BONDS
		(Cost $39,665,097)	$40,224,265

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
700,000	0.42	United States Treasury Floating Rate Note, Floating Rate Note, 7/31/18	$699,906
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $700,208)	$699,906

		MUNICIPAL BONDS - 0.9%
		Municipal Development - 0.7%
100,000	0.82	Lower Neches Valley Authority Industrial Development Corp., Floating Rate Note, 11/1/38	$100,000
325,000	0.85	Mississippi Business Finance Corp., Floating Rate Note, 12/1/30	325,000
			$425,000
		Municipal Medical - 0.2%
100,000	0.88	Geisinger Authority, Floating Rate Note, 8/1/22	$100,000

		TOTAL MUNICIPAL BONDS
		(Cost $525,000)	$525,000

		SENIOR FLOATING RATE LOAN INTERESTS - 2.8% **
		Energy - 0.6%
		Oil & Gas Drilling - 0.2%
169,390	7.50	Jonah Energy LLC, Term Loan (Second Lien), 5/8/21	$154,145
		Oil & Gas Exploration & Production - 0.4%
235,000	9.75	EP Energy LLC, Loan, 6/30/21	$231,279
		Total Energy	$385,424
		Materials - 0.4%
		Steel - 0.4%
224,438	6.00	Zekelman Industries, Inc., Term Loan, 6/8/21	$228,085
		Total Materials	$228,085
		Capital Goods - 0.2%
		Aerospace & Defense - 0.1%
75,000	4.84	DynCorp International, Inc., Term Loan B2, 7/7/20	$75,313
		Building Products - 0.2%
132,560	4.75	Builders FirstSource, Inc., Initial Term Loan, 7/31/22	$133,444
		Industrial Conglomerates - 0.1%
20,213	8.25	Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21	$20,263
		Total Capital Goods	$229,020
		Automobiles & Components - 0.4%
		Automobile Manufacturers - 0.4%
218,194	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$218,876
		Total Automobiles & Components	$218,876
		Consumer Services - 0.2%
		Restaurants - 0.2%
50,267	3.25	Landry's, Inc., Term Loan (First Lien), 9/22/23	$50,581
72,441	4.00	Landry's, Inc., B Term Loan, 4/24/18	72,622
			$123,203
		Total Consumer Services	$123,203
		Media - 0.1%
		Broadcasting - 0.1%
38,552	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20	$38,649
		Total Media	$38,649
		Food & Staples Retailing - 0.4%
		Food Distributors - 0.4%
280,000	8.25	Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21	$217,000
		Total Food & Staples Retailing	$217,000
		Health Care Equipment & Services - 0.1%
		Health Care Services - 0.1%
25,184	6.50	Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21	$25,184
32,002	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	31,095
29,335	6.50	BioScrip, Inc., Term Loan, 7/31/20	28,504
			$84,783
		Total Health Care Equipment & Services	$84,783
		Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
		Biotechnology - 0.2%
148,143	7.00	Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22	$145,427
		Total Pharmaceuticals, Biotechnology & Life Sciences	$145,427
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $1,731,215)	$1,670,467
Shares
		MUTUAL FUNDS - 2.3%
		Diversified Financials - 2.3%
		Asset Management & Custody Banks - 2.3%
122,642		Pioneer Ils Interval Fund (g)	$1,345,370
		Total Diversified Financials	$1,345,370
		TOTAL MUTUAL FUNDS
		(Cost $1,300,000)	$1,345,370

		RIGHTS / WARRANTS - 0.0% †
		Health Care Equipment & Services - 0.0% †
		Health Care Services - 0.0% †
80		BioScrip, Inc. (Class A) 6/30/25 (f)	$-
80		BioScrip, Inc. (Class B) 6/30/25 (f)	-
			$-
		Total Health Care Equipment & Services	$-
		TOTAL RIGHTS / WARRANTS
		(Cost $-)	$-

		TOTAL INVESTMENT IN SECURITIES - 95.7%
		(Cost $54,778,795) (a)	$56,696,618
		OTHER ASSETS & LIABILITIES - 4.3%	$2,553,526
		TOTAL NET ASSETS - 100.0%	$59,250,144

†		Amount rounds to less than 0.1%.

*		Non-income producing security.

REMICS		Real Estate Mortgage Investment Conduits.

REIT		Real Estate Investment Trust.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2016, the value of these securities amounted to
$17,348,048 or 29.3% of total net assets.

(Perpetual)		Security with no stated maturity date.

(PIK)		Represents a pay in kind security.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)		At September 30, 2016, the net unrealized depreciation on investments based on
		cost for federal income tax purposes of $54,800,352 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$3,705,606

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(1,809,340)

		Net unrealized depreciation	$1,896,266

(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c)		Structured reinsurance investment. At September 30, 2016, the value of these securities amounted to $87,796 or 0.1% of total net assets.

(d)		Rate to be determined.

(e)		Security is in default.

(f)		Security is valued using fair value methods (other than prices supplied by independent pricing services).

(g)		Affiliated funds managed by Pioneer Investment Management, Inc.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation
1,200,000	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B+	6/20/21	$ 54,786	$ 6,655
						$ 54,786	$ 6,655

	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2016, in valuing the Portfolio's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds	$ -	$ 8,030,248	$ -	$ 8,030,248
	Preferred Stocks	71,682	-	-	71,682
	Convertible Preferred Stocks
	Health Care Equipment & Services
	Health Care Services	-	-	2,669	2,669
	Health Care Facilities	-	40,744	-	40,744
	All Other Convertible Preferred Stocks	672,512	-	-	672,512
	Common Stock	2,758,766	-	-	2,758,766
	Collateralized Mortgage Obligations	-	654,989	-	654,989
	Corporate Bonds
	Insurance
	Reinsurance	-	-	87,796	87,796
	All Other Corporate Bonds	-	40,136,469	-	40,136,469
	U.S. Government and Agency Obligations	-	699,906	-	699,906
	Municipal Bonds	-	525,000	-	525,000
	Senior Floating Rate Loan Interests	-	1,670,467	-	1,670,467
	Mutual Fund	-	1,345,370	-	1,345,370
	Rights/Warrants*	-	-	-	-
	Total	$ 3,502,960	$ 53,103,193	$ 90,465	$ 56,696,618

*	Security is valued at $0.

	Other Financial Instruments
	Unrealized depreciation on future contracts	$ 9,405	$ -	$ -	$ 9,405
	Unrealized appreciation on centrally cleared swap contracts	-	6,655	-	6,655
	Total Other Financial Instruments	$ 9,405	$ 6,655	$ -	$ 16,060

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
		Convertible Preferred Stocks	Corporate Bonds	Total

	Balance as of 12/31/15	$ 2,118	$ 78,036	$ 80,154
	Realized gain (loss)1	-	-	-
	Change in unrealized appreciation (depreciation)2	551	(240)	311
	Purchases	-	80,000	80,000
	Sales	-	(70,000)	(70,000)
	Transfers in to Level 3*	-	-	-
	Transfers out of Level 3*	-	-	-
	Balance as of 9/30/16	$ 2,669	$ 87,796	$ 90,465

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended September 30, 2016, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 9/30/16	$ 311

	Pioneer Fund VCT Portfolio
	Schedule of Investments 9/30/16 (unaudited)

Shares		Value
	COMMON STOCKS - 99.3%
	Energy - 6.9%
	Oil & Gas Equipment & Services - 1.2%
21,300	Schlumberger, Ltd.	$1,675,032
	Integrated Oil & Gas - 3.9%
50,600	Chevron Corp.	$5,207,752
	Oil & Gas Exploration & Production - 1.5%
21,700	EOG Resources, Inc.	$2,098,607
	Oil & Gas Refining & Marketing - 0.3%
5,200	Phillips 66	$418,860
	Total Energy	$9,400,251
	Materials - 3.4%
	Diversified Chemicals - 1.9%
49,000	The Dow Chemical Co.	$2,539,670
	Fertilizers & Agricultural Chemicals - 0.1%
2,200	Agrium, Inc.	$199,518
	Specialty Chemicals - 1.4%
14,400	Ecolab, Inc.	$1,752,768
1,300	The Valspar Corp.	137,891
		$1,890,659
	Total Materials	$4,629,847
	Capital Goods - 6.7%
	Industrial Conglomerates - 3.4%
121,800	General Electric Co.	$3,607,716
8,000	Honeywell International, Inc.	932,720
		$4,540,436
	Construction & Farm Machinery & Heavy Trucks - 0.5%
12,200	PACCAR, Inc.	$717,116
	Industrial Machinery - 2.8%
18,300	Illinois Tool Works, Inc.	$2,193,072
22,800	Ingersoll-Rand Plc	1,549,032
		$3,742,104
	Total Capital Goods	$8,999,656
	Transportation - 3.3%
	Railroads - 3.3%
82,600	CSX Corp.	$2,519,300
20,200	Union Pacific Corp.	1,970,106
		$4,489,406
	Total Transportation	$4,489,406
	Media - 2.9%
	Broadcasting - 0.9%
19,200	Scripps Networks Interactive, Inc.	$1,219,008
	Cable & Satellite - 0.2%
5,000	DISH Network Corp.	$273,900
	Movies & Entertainment - 1.7%
25,000	The Walt Disney Co.	$2,321,500
	Publishing - 0.1%
2,700	John Wiley & Sons, Inc. (Class A)	$139,347
	Total Media	$3,953,755
	Retailing - 6.8%
	General Merchandise Stores - 1.1%
21,500	Dollar General Corp.	$1,504,785
	Apparel Retail - 1.9%
4,900	Ross Stores, Inc.	$315,070
29,900	The TJX Companies, Inc.	2,235,922
		$2,550,992
	Home Improvement Retail - 2.8%
29,400	The Home Depot, Inc.	$3,783,192
	Specialty Stores - 1.0%
18,400	Tiffany & Co.	$1,336,392
	Total Retailing	$9,175,361
	Food & Staples Retailing - 2.0%
	Drug Retail - 2.0%
29,900	CVS Health Corp.	$2,660,801
	Total Food & Staples Retailing	$2,660,801
	Food, Beverage & Tobacco - 6.6%
	Soft Drinks - 2.7%
11,600	Dr. Pepper Snapple Group, Inc.	$1,059,196
60,000	The Coca-Cola Co.	2,539,200
		$3,598,396
	Packaged Foods & Meats - 3.9%
26,300	Campbell Soup Co.	$1,438,610
31,600	General Mills, Inc.	2,018,608
19,200	The Hershey Co.	1,835,520
		$5,292,738
	Total Food, Beverage & Tobacco	$8,891,134
	Household & Personal Products - 0.5%
	Household Products - 0.5%
5,400	The Clorox Co.	$675,972
	Total Household & Personal Products	$675,972
	Health Care Equipment & Services - 6.6%
	Health Care Equipment - 5.6%
19,800	Abbott Laboratories	$837,342
13,200	Becton Dickinson and Co.	2,372,436
5,100	CR Bard, Inc.	1,143,828
38,100	Medtronic PLC	3,291,840
		$7,645,446
	Managed Health Care - 1.0%
11,300	Aetna, Inc.	$1,304,585
	Total Health Care Equipment & Services	$8,950,031
	Pharmaceuticals, Biotechnology & Life Sciences - 10.0%
	Biotechnology - 2.4%
19,900	AbbVie, Inc.	$1,255,093
19,300	Celgene Corp. *	2,017,429
		$3,272,522
	Pharmaceuticals - 6.2%
12,900	Eli Lilly & Co.	$1,035,354
140,500	Pfizer, Inc.	4,758,735
50,000	Zoetis, Inc.	2,600,500
		$8,394,589
	Life Sciences Tools & Services - 1.4%
11,600	Thermo Fisher Scientific, Inc.	$1,845,096
	Total Pharmaceuticals, Biotechnology & Life Sciences	$13,512,207
	Banks - 7.2%
	Diversified Banks - 5.2%
81,500	US Bancorp	$3,495,535
79,000	Wells Fargo & Co.	3,498,120
		$6,993,655
	Regional Banks - 2.0%
31,000	The PNC Financial Services Group, Inc.	$2,792,790
	Total Banks	$9,786,445
	Diversified Financials - 2.0%
	Asset Management & Custody Banks - 0.0%
200	State Street Corp.	$13,926
	Investment Banking & Brokerage - 2.0%
16,600	The Goldman Sachs Group, Inc.	$2,677,082
	Total Diversified Financials	$2,691,008
	Insurance - 3.7%
	Multi-line Insurance - 0.6%
18,500	The Hartford Financial Services Group, Inc.	$792,170
	Property & Casualty Insurance - 3.1%
20,600	Chubb, Ltd.	$2,588,390
13,900	The Travelers Companies, Inc.	1,592,245
		$4,180,635
	Total Insurance	$4,972,805
	Software & Services - 17.1%
	Internet Software & Services - 7.7%
6,900	Alphabet, Inc. (Class A) *	$5,548,014
1,475	Alphabet, Inc. (Class C) *	1,146,503
29,000	eBay, Inc. *	954,100
21,700	Facebook, Inc. *	2,783,459
		$10,432,076
	Data Processing & Outsourced Services - 3.5%
13,300	Automatic Data Processing, Inc.	$1,173,060
12,800	Fiserv, Inc. *	1,273,216
26,400	Visa, Inc.	2,183,280
		$4,629,556
	Systems Software - 5.9%
9,800	Check Point Software Technologies, Ltd. *	$760,578
100,600	Microsoft Corp.	5,794,560
36,600	Oracle Corp.	1,437,648
		$7,992,786
	Total Software & Services	$23,054,418
	Technology Hardware & Equipment - 2.8%
	Computer Storage & Peripherals - 2.8%
34,000	Apple, Inc.	$3,843,700
	Total Technology Hardware & Equipment	$3,843,700
	Semiconductors & Semiconductor Equipment - 3.5%
	Semiconductor Equipment - 0.3%
4,400	Lam Research Corp.	$416,724
	Semiconductors - 3.2%
38,000	Analog Devices, Inc.	$2,449,100
50,600	Intel Corp.	1,910,150
		$4,359,250
	Total Semiconductors & Semiconductor Equipment	$4,775,974
	Telecommunication Services - 3.3%
	Integrated Telecommunication Services - 3.3%
108,400	AT&T, Inc.	$4,402,124
	Total Telecommunication Services	$4,402,124
	Utilities - 4.0%
	Electric Utilities - 4.0%
83,500	American Electric Power Co., Inc.	$5,361,535
	Total Utilities	$5,361,535
	TOTAL COMMON STOCKS
	(Cost $91,122,494)	$134,226,430

	TOTAL INVESTMENT IN SECURITIES - 99.3%
	(Cost $91,122,494) (a)	$134,226,430

	OTHER ASSETS & LIABILITIES - 0.7%	$931,964

	TOTAL NET ASSETS - 100.0%	$135,158,394

*	Non-income producing security.

(a)	At September 30, 2016, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $91,122,494 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$43,171,889

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(67,953)

	Net unrealized appreciation	$43,103,936

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of September 30, 2016, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 134,226,430	$ -	$ -	$ 134,226,430
Total	$ 134,226,430	$ -	$ -	$ 134,226,430

During the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3.

	Pioneer Equity Income VCT Portfolio
	Schedule of Investments 9/30/16 (unaudited)

Shares		Value
	COMMON STOCKS - 99.7%
	Energy - 8.1%
	Oil & Gas Equipment & Services - 0.3%
74,466	Frank's International NV	$968,058
	Integrated Oil & Gas - 3.9%
47,893	Chevron Corp.	$4,929,148
30,655	Exxon Mobil Corp.	2,675,568
59,149	Occidental Petroleum Corp.	4,313,145
		$11,917,861
	Oil & Gas Exploration & Production - 1.6%
76,861	Anadarko Petroleum Corp.	$4,869,913
	Oil & Gas Refining & Marketing - 2.3%
75,024	Marathon Petroleum Corp.	$3,045,224
48,664	Phillips 66	3,919,885
		$6,965,109
	Total Energy	$24,720,941
	Materials - 11.9%
	Specialty Chemicals - 6.4%
36,854	Celanese Corp.	$2,453,002
840	Givaudan SA	1,710,895
33,694	Johnson Matthey Plc	1,440,680
72,069	Syngenta AG (A.D.R.)	6,313,244
73,392	The Valspar Corp.	7,784,689
		$19,702,510
	Aluminum - 1.7%
253,819	Alcoa, Inc.	$2,573,725
29,238	Kaiser Aluminum Corp.	2,528,795
		$5,102,520
	Diversified Metals & Mining - 2.8%
57,874	BHP Billiton, Ltd. (A.D.R.)	$2,005,334
41,688	Compass Minerals International, Inc.	3,072,406
48,410	Materion Corp.	1,486,671
60,203	Rio Tinto Plc	2,011,882
		$8,576,293
	Precious Metals & Minerals - 0.6%
65,467	Southern Copper Corp.	$1,721,782
	Steel - 0.4%
24,439	Nucor Corp.	$1,208,509
	Total Materials	$36,311,614
	Capital Goods - 6.1%
	Aerospace & Defense - 1.0%
22,270	Raytheon Co.	$3,031,615
	Industrial Conglomerates - 1.8%
191,974	General Electric Co.	$5,686,270
	Industrial Machinery - 2.7%
67,480	Ingersoll-Rand Plc	$4,584,591
95,518	The Gorman-Rupp Co.	2,446,216
31,557	The Timken Co.	1,108,913
		$8,139,720
	Trading Companies & Distributors - 0.6%
32,758	Wolseley Plc	$1,851,812
	Total Capital Goods	$18,709,417
	Commercial Services & Supplies - 2.3%
	Office Services & Supplies - 0.6%
34,290	MSA Safety, Inc.	$1,990,192
	Diversified Support Services - 1.5%
46,543	G&K Services, Inc.	$4,444,391
	Human Resource & Employment Services - 0.2%
16,493	Randstad Holding NV	$751,554
	Total Commercial Services & Supplies	$7,186,137
	Transportation - 1.4%
	Railroads - 1.4%
25,808	Norfolk Southern Corp.	$2,504,924
17,274	Union Pacific Corp.	1,684,733
		$4,189,657
	Total Transportation	$4,189,657
	Consumer Durables & Apparel - 0.6%
	Household Appliances - 0.6%
67,700	Electrolux AB	$1,698,184
	Total Consumer Durables & Apparel	$1,698,184
	Consumer Services - 3.6%
	Hotels, Resorts & Cruise Lines - 1.3%
86,503	InterContinental Hotels Group Plc	$3,570,670
9,683	InterContinental Hotels Group Plc (A.D.R.)	403,103
		$3,973,773
	Leisure Facilities - 1.9%
103,789	Cedar Fair LP	$5,946,072
	Restaurants - 0.4%
8,707	Cracker Barrel Old Country Store, Inc.	$1,151,240
	Total Consumer Services	$11,071,085
	Media - 3.5%
	Broadcasting - 1.4%
49,834	CBS Corp. (Class B)	$2,727,913
23,527	Scripps Networks Interactive, Inc.	1,493,729
		$4,221,642
	Movies & Entertainment - 1.1%
88,990	Regal Entertainment Group	$1,935,532
17,798	Time Warner, Inc.	1,416,899
		$3,352,431
	Publishing - 1.0%
20,281	John Wiley & Sons, Inc. (Class A)	$1,046,702
37,509	Meredith Corp.	1,950,093
		$2,996,795
	Total Media	$10,570,868
	Food & Staples Retailing - 1.6%
	Hypermarkets & Super Centers - 1.6%
67,009	Wal-Mart Stores, Inc.	$4,832,689
	Total Food & Staples Retailing	$4,832,689
	Food, Beverage & Tobacco - 14.8%
	Soft Drinks - 2.7%
62,298	Dr. Pepper Snapple Group, Inc.	$5,688,430
57,493	The Coca-Cola Co.	2,433,104
		$8,121,534
	Packaged Foods & Meats - 12.1%
6,953	Calavo Growers, Inc.	$454,935
79,202	Campbell Soup Co.	4,332,349
96,549	ConAgra Foods, Inc.	4,548,423
51,641	General Mills, Inc.	3,298,827
13,424	John B Sanfilippo & Son, Inc.	689,054
63,409	Kellogg Co.	4,912,295
17,717	McCormick & Co., Inc.	1,770,283
39,653	Mead Johnson Nutrition Co.	3,132,984
136,066	Mondelez International, Inc.	5,973,297
92,264	Pinnacle Foods, Inc.	4,628,885
35,843	The Hershey Co.	3,426,591
		$37,167,923
	Total Food, Beverage & Tobacco	$45,289,457
	Household & Personal Products - 0.9%
	Household Products - 0.9%
22,997	The Clorox Co.	$2,878,764
	Total Household & Personal Products	$2,878,764
	Health Care Equipment & Services - 4.3%
	Health Care Equipment - 3.3%
39,598	Becton Dickinson and Co.	$7,116,949
182,706	Smith & Nephew Plc	2,950,289
		$10,067,238
	Health Care Distributors - 1.0%
87,085	Owens & Minor, Inc.	$3,024,462
	Total Health Care Equipment & Services	$13,091,700
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
	Pharmaceuticals - 7.6%
57,545	AstraZeneca Plc (A.D.R.)	$1,890,929
25,334	Eli Lilly & Co.	2,033,307
80,960	GlaxoSmithKline Plc (A.D.R.)	3,491,805
27,450	Johnson & Johnson	3,242,668
89,691	Merck & Co., Inc.	5,597,615
73,782	Pfizer, Inc.	2,498,996
85,711	Zoetis, Inc.	4,457,829
		$23,213,149
	Total Pharmaceuticals, Biotechnology & Life Sciences	$23,213,149
	Banks - 4.9%
	Diversified Banks - 2.8%
276,652	Bank of America Corp.	$4,329,604
61,964	JPMorgan Chase & Co.	4,126,183
		$8,455,787
	Regional Banks - 2.1%
71,917	The PNC Financial Services Group, Inc.	$6,479,003
	Total Banks	$14,934,790
	Diversified Financials - 7.9%
	Consumer Finance - 1.1%
54,100	American Express Co.	$3,464,564
	Asset Management & Custody Banks - 5.6%
118,703	Invesco, Ltd.	$3,711,843
39,592	Northern Trust Corp.	2,691,860
97,446	State Street Corp.	6,785,165
100,702	The Bank of New York Mellon Corp.	4,015,996
		$17,204,864
	Investment Banking & Brokerage - 1.2%
112,552	Morgan Stanley Co.	$3,608,417
	Total Diversified Financials	$24,277,845
	Insurance - 3.8%
	Life & Health Insurance - 2.1%
75,502	Lincoln National Corp.	$3,547,084
85,829	Sun Life Financial, Inc.	2,792,876
		$6,339,960
	Multi-line Insurance - 1.1%
83,133	The Hartford Financial Services Group, Inc.	$3,559,755
	Property & Casualty Insurance - 0.6%
59,686	The Progressive Corp.	$1,880,109
	Total Insurance	$11,779,824
	Real Estate - 3.1%
	Hotel & Resort REIT - 0.4%
59,143	Chesapeake Lodging Trust	$1,354,375
	Industrial REIT - 1.0%
26,578	Alexandria Real Estate Equities, Inc.	$2,890,889
	Residential REIT - 0.6%
22,841	Camden Property Trust	$1,912,705
	Retail REIT - 0.6%
59,066	Kimco Realty Corp.	$1,709,961
	Specialized REIT - 0.5%
63,895	Outfront Media, Inc.	$1,511,117
	Total Real Estate	$9,379,047
	Software & Services - 1.1%
	IT Consulting & Other Services - 1.1%
28,062	Accenture Plc	$3,428,335
	Total Software & Services	$3,428,335
	Semiconductors & Semiconductor Equipment - 3.2%
	Semiconductor Equipment - 0.2%
14,767	Cabot Microelectronics Corp.	$781,322
	Semiconductors - 3.0%
51,334	Linear Technology Corp.	$3,043,593
91,972	Microchip Technology, Inc.	5,715,140
5,739	Xilinx, Inc.	311,857
		$9,070,590
	Total Semiconductors & Semiconductor Equipment	$9,851,912
	Telecommunication Services - 0.6%
	Integrated Telecommunication Services - 0.6%
48,721	AT&T, Inc.	$1,978,560
	Total Telecommunication Services	$1,978,560
	Utilities - 8.4%
	Electric Utilities - 4.1%
141,508	Alliant Energy Corp.	$5,421,171
59,099	American Electric Power Co., Inc.	3,794,747
62,082	Eversource Energy	3,363,603
		$12,579,521
	Gas Utilities - 1.4%
80,000	National Fuel Gas Co.	$4,325,600
	Multi-Utilities - 2.9%
88,723	Ameren Corp.	$4,363,397
59,142	Consolidated Edison, Inc.	4,453,393
		$8,816,790
	Total Utilities	$25,721,911

	TOTAL COMMON STOCKS
	(Cost $250,816,661)	$305,115,886

	TOTAL INVESTMENT IN SECURITIES - 99.7%
	(Cost $250,816,661) (a)	$305,115,886

	OTHER ASSETS & LIABILITIES - 0.3%	$788,484

	TOTAL NET ASSETS - 100.0%	$305,904,370

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust.

(a)	At September 30, 2016, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $250,816,661 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$59,784,005

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(5,484,780)

	Net unrealized appreciation	$54,299,225

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of September 30, 2016, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 305,115,886	$ -	$ -	$ 305,115,886
Total	$ 305,115,886	$ -	$ -	$ 305,115,886

During the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3.

		Pioneer Emerging Markets VCT Portfolio
		Schedule of Investments 9/30/2016 (unaudited)

	Shares		Value
		PREFERRED STOCKS - 3.0%
		Technology Hardware & Equipment - 3.0%
		Technology Hardware, Storage & Peripherals - 3.0%
	660	Samsung Electronics Co, Ltd.	$781,229
		Total Technology Hardware & Equipment	$781,229
		TOTAL PREFERRED STOCKS
		(Cost $680,658)	$781,229

		COMMON STOCKS - 96.7%
		Energy - 8.3%
		Oil & Gas Equipment & Services - 6.4%
	50	Dayang Enterprise Holdings Bhd	$12
	439,218	TMK PJSC (G.D.R.)	1,675,854
			$1,675,866
		Integrated Oil & Gas - 1.9%
	658,000	China Petroleum & Chemical Corp.	$484,082
		Total Energy	$2,159,948
		Materials - 5.6%
		Construction Materials - 0.6%
	1,566,000	West China Cement, Ltd.	$154,904
		Diversified Metals & Mining - 5.0%
	5,108,000	MMG, Ltd. *	$1,294,101
		Steel - 0.0% †
	2	POSCO	$413
		Total Materials	$1,449,418
		Capital Goods - 5.8%
		Construction & Engineering - 3.4%
	1,399,000	Beijing Urban Construction Design & Development Group Co, Ltd.	$879,883
		Industrial Machinery - 2.4%
	321,500	China Conch Venture Holdings, Ltd. *	$629,467
		Total Capital Goods	$1,509,350
		Transportation - 4.3%
		Airlines - 4.3%
	3,038,072	Air Arabia PJSC	$1,124,278
		Total Transportation	$1,124,278
		Automobiles & Components - 9.0%
		Auto Parts & Equipment - 4.7%
	288,367	Tupy SA	$1,236,004
		Automobile Manufacturers - 4.3%
	214,961	Tata Motors, Ltd.	$1,110,263
		Total Automobiles & Components	$2,346,267
		Consumer Durables & Apparel - 4.8%
		Leisure Products - 4.8%
	2,415,000	Goodbaby International Holdings, Ltd.	$1,242,274
		Total Consumer Durables & Apparel	$1,242,274
		Consumer Services - 0.0% †
		Casinos & Gaming - 0.0% †
	1,339	NagaCorp, Ltd.	$885
		Total Consumer Services	$885
		Media - 2.6%
		Cable & Satellite - 2.6%
	3,876	Naspers, Ltd.	$672,053
		Total Media	$672,053
		Retailing - 0.8%
		Internet Retail - 0.8%
	7,525	JD.com, Inc. (A.D.R.) *	$196,327
		Total Retailing	$196,327
		Food, Beverage & Tobacco - 4.8%
		Packaged Foods & Meats - 4.4%
	719,714	Marfrig Global Foods SA *	$1,155,989
		Tobacco - 0.4%
	25,249	ITC, Ltd.	$92,137
		Total Food, Beverage & Tobacco	$1,248,126
		Banks - 20.0%
		Diversified Banks - 20.0%
	32	Banco Santander Brasil SA (A.D.R.)	$214
	232,000	China Construction Bank Corp.	173,170
	1,209,425	Eurobank Ergasias SA	694,354
	41,850	Grupo Financiero Banorte SAB de CV	219,750
	2,611	HDFC Bank, Ltd. (A.D.R.)	187,705
	36,810	ICICI Bank, Ltd.	140,397
	494,000	Industrial & Commercial Bank of China, Ltd.	311,626
	7,631	KB Financial Group, Inc.	262,856
	775	Mega Financial Holding Co., Ltd.	547
	1,156,257	Philippine National Bank *	1,395,019
	1,169,434	Piraeus Bank SA	177,367
	10,299	Shinhan Financial Group Co., Ltd.	378,256
	62,242,792	United Bank for Africa Plc	858,165
	8,363,636	Zenith Bank Plc	411,888
			$5,211,314
		Total Banks	$5,211,314
		Diversified Financials - 0.0% †
		Consumer Finance - 0.0% †
	427	Credito Real SAB de CV SOFOM ER	$734
		Total Diversified Financials	$734
		Insurance - 1.9%
		Life & Health Insurance - 1.9%
	95,000	Ping An Insurance Group Co. of China, Ltd.	$497,260
		Total Insurance	$497,260
		Software & Services - 11.9%
		Internet Software & Services - 7.5%
	147,088	ChinaCache International Holdings, Ltd. (A.D.R.) *	$566,289
	3,402	SINA Corp. *	251,170
	40,000	Tencent Holdings, Ltd.	1,108,399
	340	Weibo Corp. (A.D.R.)	17,058
			$1,942,916
		IT Consulting & Other Services - 4.4%
	11,337,000	China ITS Holdings Co., Ltd.	$953,300
	5,551	Tata Consultancy Services, Ltd.	203,423
			$1,156,723
		Total Software & Services	$3,099,639
		Technology Hardware & Equipment - 0.4%
		Electronic Manufacturing Services - 0.4%
	44,280	Hon Hai Precision Industry Co., Ltd.	$112,120
		Total Technology Hardware & Equipment	$112,120
		Semiconductors & Semiconductor Equipment - 4.9%
		Semiconductors - 4.9%
	219,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$1,284,525
		Total Semiconductors & Semiconductor Equipment	$1,284,525
		Telecommunication Services - 10.6%
		Wireless Telecommunication Services - 10.6%
	777,884	Global Telecom Holding SAE (G.D.R.) *	$1,507,477
	511,605	TIM Participacoes SA	1,243,613
			$2,751,090
		Total Telecommunication Services	$2,751,090
		Utilities - 1.0%
		Electric Utilities - 1.0%
	5,286	Korea Electric Power Corp. *	$259,558
		Total Utilities	$259,558
		TOTAL COMMON STOCKS
		(Cost $28,762,096)	$25,165,166
	Principal Amount ($)
		CORPORATE BONDS - 0.0% †
		Household & Personal Products - 0.0% †
		Personal Products - 0.0% †
BRL	136,000	Hypermarcas SA,, 11.3%, 10/15/18 (c)	$14,071
		Total Household & Personal Products	$14,071
		TOTAL CORPORATE BONDS
		(Cost $46,230)	$14,071
	Shares
		RIGHTS / WARRANTS - 0.0% †
		Food, Beverage & Tobacco - 0.0% †
		Packaged Foods & Meats - 0.0% †
	131,308	Flour Mills of Nigeria Plc, 12/31/49 (c)	$-
		Total Food, Beverage & Tobacco	$-
		TOTAL RIGHTS / WARRANTS
		(Cost $-)	$-

		TOTAL INVESTMENT IN SECURITIES - 99.7%
		(Cost $29,488,984) (a)	$25,960,466
		OTHER ASSETS & LIABILITIES - 0.3%	$66,710
		TOTAL NET ASSETS - 100.0%	$26,027,176

	†	Amount rounds to less than 0.1%.

	*	Non-income producing security.

	(A.D.R.)	American Depositary Receipts.

	(G.D.R.)	Global Depositary Receipts.

	(a)	At September 30, 2016, the net unrealized depreciation on investments based on
		cost for federal income tax purposes of $29,919,935 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$2,078,562

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(6,038,031)

		Net unrealized depreciation	$(3,959,469)

	(b)	Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:
		China	20.9%
		Brazil	14.1
		Hong Kong	12.8
		India	6.7
		South Korea	6.5
		Russia	6.4
		Egypt	5.8
		Philippines	5.4
		Taiwan	5.4
		Nigeria	4.9
		United Arab Emirates	4.3
		Greece	3.4
		South Africa	2.6
		Mexico	0.8
		Other (individually less than 1%)	0.0
			100.0%

	(c)	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

	NOTE:	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	BRL	Brazilian Real

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2016, in valuing the Portfolio's investments:

		Level 1	Level 2	Level 3	Total
	Preferred Stock	$ -	$ 781,229	$ -	$ 781,229
	Common Stocks
	Automobiles & Components
	Auto Parts & Equipment	1,236,004	-	-	1,236,004
	Retailing
	Internet Retail	196,327	-	-	196,327
	Food, Beverage & Tobacco
	Packaged Foods & Meats	1,155,989	-	-	1,155,989
	Banks
	Diversified Banks	407,669	4,803,645	-	5,211,314
	Diversified Financials
	Consumer Finance	734	-	-	734
	Software & Services
	Internet Software & Services	834,517	1,108,399	-	1,942,916
	Telecommunication Services
	Wireless Telecommunication Services	1,243,613	1,507,477	-	2,751,090
	All Other Common Stocks	-	12,670,792	-	12,670,792
	Corporate Bonds	-	-	14,071	14,071
	Rights/Warrants *	-	-	-	-
	Total	$ 5,074,853	$ 20,871,542	$ 14,071	$ 25,960,466
	Other Financial Instruments
	Unrealized appreciation on forward foreign currency contracts	$ -	$ 139,147	$ -	$ 139,147
	Unrealized depreciation on forward foreign currency contracts	-	(86,854)	-	(86,854)
	Unrealized depreciation on futures contracts	(13,823)	-	-	(13,823)
	Total Other Financial Instruments	$ (13,823)	$ 52,293	$ -	$ 38,470

*	Security is valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):		Corporate Bonds	Warrants		Total

	Balance as of 12/31/15	$ 12,982	$ -	**	$ 12,982
	Realized gain (loss)1	-	-		-
	Change in unrealized appreciation (depreciation)2	1,089	-		1,089
	Net purchases	-	-		-
	Net sales	-	-		-
	Transfers in to Level 3 *	-	-		-
	Transfers out of Level 3 *	-	-		-
	Balance as of 9/30/16	$ 14,071	$ -	**	$ 14,071

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3.

**	Security is valued at $0.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 9/30/16	$ 1,089

		Pioneer Bond VCT Portfolio
		Schedule of Investments 9/30/2016 (unaudited)

Principal Amount ($)	Floating Rate (b) (unaudited)		Value
		CONVERTIBLE PREFERRED STOCKS - 0.3%
		Banks - 0.3%
		Diversified Banks - 0.3%
115		Bank of America Corp., 7.25%, 12/31/49 (Perpetual)	$140,397
155		Wells Fargo & Co., 7.5% (Perpetual)	202,833
			$343,230
		Total Banks	$343,230
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $291,870)	$343,230

		ASSET BACKED SECURITIES - 2.1%
100,000		American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)	$106,057
40,000		Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)	40,529
99,989		AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)	100,732
105,000		Bayview Financial Mortgage Pass-Through Trust 2006-A, 6.087%, 2/28/41 (Step)	107,255
100,000		BCC Funding Corp X, 3.622%, 11/20/20 (144A)	101,379
18,701	1.27	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	18,587
13,162	1.02	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	12,923
47,375		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	47,503
96,872		Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)	98,065
36,172	4.75	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	36,300
124,063		Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)	125,226
70,328		Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)	72,323
47,855		Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	48,233
220,573	0.77	Fieldstone Mortgage Investment Trust Series 2005-3, Floating Rate Note, 2/25/36	216,358
140,000	1.01	GSAA Trust, Floating Rate Note, 6/25/35	115,618
10,671	0.83	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	10,276
39,092		Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)	36,327
37,684		JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)	38,989
100,000		Leaf Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)	99,850
63,724	1.22	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	63,357
20,862		NewStar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)	20,836
100,000		OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)	101,019
28,370	0.79	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	28,280
14,088	0.77	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	13,956
150,000	3.87	Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)	154,708
99,292		Store Master Funding I LLC, 3.75%, 4/20/45 (144A)	100,300
9,019	0.74	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	8,987
1,555		Structured Asset Securities Corp., 5.27%, 10/25/34 (Step)	1,601
50,168		Terwin Mortgage Trust Series TMTS 2005-16HE, 4.26315%, 9/25/36 (Step)	51,033
40,000		United Auto Credit Securitization Trust 2015-1, 2.92%, 6/17/19 (144A)	40,194
148,880		VOLT XXXIX LLC, 4.125%, 10/25/45 (Step) (144A)	150,066
62,331		VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)	62,430
148,099		VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)	148,494
35,571		Welk Resorts 2015-A LLC, 2.79%, 6/16/31 (144A)	35,617
100,000		Westlake Automobile Receivables Trust 2015-3, 3.05%, 5/17/21 (144A)	101,375
		TOTAL ASSET BACKED SECURITIES
		(Cost $2,493,810)	$2,514,783

		COLLATERALIZED MORTGAGE OBLIGATIONS - 17.3%
145,404	3.50	Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)	$149,335
64,848	3.50	Agate Bay Mortgage Trust 2015-2, Floating Rate Note, 3/27/45 (144A)	66,418
100,036	3.50	Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)	103,178
205,940	3.50	Agate Bay Mortgage Trust 2015-7, Floating Rate Note, 10/25/45 (144A)	209,511
162,430	3.50	Agate Bay Mortgage Trust 2016-1, Floating Rate Note, 12/25/45 (144A)	165,044
100,000	2.72	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)	99,972
100,000	2.24	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Floating Rate Note, 1/18/28 (144A)	99,966
149,521	2.77	BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)	149,485
10,119		Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	10,265
33,261		Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34	34,044
424,767		Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (i)	-
100,000		CCRESG Commercial Mortgage Trust 2016-HEAT, 3.357%, 4/10/29 (144A)	103,524
200,000	3.02	CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)	197,330
553,878	3.75	Chase Mortgage Trust 2016-2, Floating Rate Note, 2/25/44 (144A)	572,537
20,643	2.87	CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33	20,792
217,295	3.75	Citigroup Mortgage Loan Trust 2015-PS1, Floating Rate Note, 9/25/42 (144A)	225,444
25,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45	26,881
23,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	23,427
100,000		COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44	108,618
50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46	52,314
233,783	4.66	COMM 2014-CCRE20 Mortgage Trust, Floating Rate Note, 11/10/47	242,328
100,000	2.68	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)	98,890
115,000	2.26	COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	114,025
150,000		COMM 2014-UBS4 Mortgage Trust, 3.42%, 8/10/47	159,407
100,000	3.81	COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)	101,083
100,000	4.70	COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48	108,790
150,000		COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48	162,357
150,000		COMM 2015-LC23 Mortgage Trust REMICS, 3.774%, 10/10/53	164,283
161,708		Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45	168,380
104,375		Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	104,814
175,000	4.69	CSAIL 2016-C5 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48	186,902
50,000		CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49	52,259
234,808	1.55	CSMC Trust 2013-IVR2, Floating Rate Note, 4/27/43 (144A)	220,873
92,280	3.47	CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)	90,708
183,638	3.50	CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)	189,021
227,160	3.00	CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)	227,581
65,766	3.00	CSMC Trust 2014-WIN1, Floating Rate Note, 8/25/54 (144A)	67,235
175,888	3.50	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)	180,446
108,239	3.50	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)	112,270
323,529		CSMC Trust 2015-2, 3.0%, 2/25/45 (144A)	325,377
111,715		CSMC Trust 2015-2, 3.0%, 2/25/45 (144A)	112,575
175,116		CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)	180,865
77,163	3.88	CSMC Trust 2015-WIN1, Floating Rate Note, 12/25/44 (144A)	77,621
242,083	3.50	CSMLT 2015-1 Trust, Floating Rate Note, 5/25/45 (144A)	249,988
107,547	3.92	CSMLT 2015-2 Trust, Floating Rate Note, 8/25/45 (144A)	106,155
150,000		DBJPM 16-C3 Mortgage Trust, 2.89%, 9/10/49	154,269
100,000	3.49	GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)	101,843
38,172	0.79	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)	36,546
100,000		GS Mortgage Securities Corp Trust 2012-SHOP, 2.933%, 6/5/31 (144A)	102,767
200,000		GS Mortgage Securities Corp. II, 3.377%, 5/10/45	214,006
25,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	26,572
100,000		GS Mortgage Securities Trust 2013-GCJ14 REMICS, 4.507%, 8/10/46 (144A)	112,557
16,623	0.72	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	14,943
50,000	3.17	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)	52,501
220,000		JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/15/47	229,140
158,329		JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)	161,307
107,796		JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46	118,048
100,000	2.72	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)	99,298
100,000	2.62	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)	98,405
200,000	3.28	JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)	200,350
5,332	2.62	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	5,289
34,874	2.75	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	35,326
19,233	2.69	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	18,842
192,592	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	195,371
138,533	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	140,754
213,526	3.52	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	216,696
167,148	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	172,816
67,011	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	68,990
152,647	3.00	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	157,202
105,764	3.42	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	108,921
249,811	3.43	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	244,618
87,188	3.00	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)	90,063
40,849	3.03	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)	39,657
117,823	4.08	JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)	121,519
160,308	3.50	JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)	165,643
352,654		JP Morgan Mortgage Trust 2016-1, 3.5%, 5/25/46 (144A)	364,170
129,489	3.91	JP Morgan Mortgage Trust 2016-1, Floating Rate Note, 5/25/46 (144A)	125,515
349,380		JP Morgan Mortgage Trust 2016-2, 2.6898%, 6/25/46 (144A)	350,522
390,000	3.00	JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)	402,675
243,129	1.02	JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)	231,532
207,321	2.66	JP Morgan Trust 2015-1 REMICS, Floating Rate Note, 12/25/44 (144A)	205,040
104,316	3.00	JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)	106,294
301,878	3.50	JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)	311,925
125,000	5.21	JPMBB Commercial Mortgage Securities Trust 2013-C15, Floating Rate Note, 11/15/45 (144A)	121,700
100,000		JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47	109,128
51,622	2.25	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	53,396
2,639		LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	2,639
2,524	6.08	LB-UBS Commercial Mortgage Trust 2006-C4, Floating Rate Note, 6/15/38	2,523
188,705	2.52	LSTAR Securities Investment, Ltd. 2015-4, Floating Rate Note, 4/1/20 (144A)	186,346
320,000	3.00	Mill City Mortgage Trust 2015-1, Floating Rate Note, 6/25/56 (144A)	323,487
155,650	3.00	Mill City Mortgage Trust 2015-2, Floating Rate Note, 9/25/57 (144A)	157,690
6,936	5.79	Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44	6,932
44,396		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	45,496
66,093	3.75	New Residential Mortgage Loan Trust 2015-1 REMICS, Floating Rate Note, 5/28/52 (144A)	68,757
157,301	3.75	New Residential Mortgage Loan Trust 2015-1, Floating Rate Note, 5/28/52 (144A)	160,537
246,483	3.31	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	244,182
203,501	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	204,403
102,801	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	105,485
20,633		RREF 2015-LT7 LLC, 3.0%, 12/27/32 (144A)	20,633
199,616	3.50	Sequoia Mortgage Trust 2012-2, Floating Rate Note, 4/25/42	205,323
91,605	1.81	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42	89,709
304,764	1.87	Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43	298,297
126,411	3.53	Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43	126,520
155,420	2.33	Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43	154,160
335,567	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	335,193
204,081	1.55	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	197,606
131,730	3.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	131,133
262,155	3.53	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/25/43	256,299
178,595	2.50	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43	178,348
128,211	2.50	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	127,503
86,629	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	88,356
101,650	3.54	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	101,113
104,793	4.00	Sequoia Mortgage Trust 2014-3 REMICS, Floating Rate Note, 10/25/44 (144A)	108,649
92,388	3.00	Sequoia Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)	94,287
303,704	3.50	Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)	313,622
258,632	3.00	Sequoia Mortgage Trust 2015-4, Floating Rate Note, 11/25/30 (144A)	264,398
114,576	3.78	Sequoia Mortgage Trust 2016-2, Floating Rate Note, 8/25/46 (144A)	116,862
32,365	1.27	Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	30,997
67,221	2.96	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)	67,725
55,823		VOLT XXX LLC, 3.625%, 10/25/57 (Step) (144A)	55,892
150,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50	160,449
200,000		Wells Fargo Commercial Mortgage Trust 2015-NXS3, 3.617%, 9/17/57	216,052
70,244		WFRBS Commercial Mortgage Trust 2011-C3, 3.998%, 3/15/44 (144A)	72,840
100,000	4.49	WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)	94,794
150,000		WFRBS Commercial Mortgage Trust 2013-C16, 4.136%, 9/17/46	167,121
196,299	3.50	WinWater Mortgage Loan Trust 2014-1, Floating Rate Note, 6/20/44 (144A)	202,206
234,218	3.50	WinWater Mortgage Loan Trust 2014-3, Floating Rate Note, 11/21/44 (144A)	240,549
232,505	3.92	WinWater Mortgage Loan Trust 2015-2, Floating Rate Note, 2/20/45 (144A)	236,433
113,055	3.50	WinWater Mortgage Loan Trust 2015-3 REMICS, Floating Rate Note, 3/20/45 (144A)	116,126
180,485	3.50	WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)	185,477
194,095	3.50	WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)	199,462
127,641	3.81	WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)	130,324
114,837	3.50	WinWater Mortgage Loan Trust 2016-1, Floating Rate Note, 1/22/46 (144A)	117,282
90,671	2.02	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	90,671
100,000	2.52	BAMLL Commercial Mortgage Securities Trust 2015-ASHF REMICS, Floating Rate Note, 1/15/28 (144A)	97,776
62,637		Federal Home Loan Mortgage Corp. REMICS, 4.0%, 6/15/22	63,986
10,706		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	11,622
206		Federal National Mortgage Association REMICS, 5.0%, 9/25/39	207
243,204		Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45	250,598
125,000	4.93	FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)	129,834
50,000	5.05	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	52,254
151,758	4.52	FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)	148,664
96,572	5.52	FREMF Mortgage Trust 2014-KS02 REMICS, Floating Rate Note, 8/25/23 (144A)	96,452
200,000	3.95	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	207,040
28,097		Government National Mortgage Association, 3.0%, 4/20/41	29,073
26,807		Government National Mortgage Association, 5.25%, 8/16/35	29,743
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $20,218,021)	$20,326,611

		CORPORATE BONDS - 32.1%
		Energy - 4.7%
		Oil & Gas Drilling - 0.3%
197,000		Ensco Plc, 4.5%, 10/1/24	$141,840
150,000		Rowan Companies, Inc., 4.75%, 1/15/24	122,250
128,000		Rowan Companies, Inc., 5.85%, 1/15/44	88,640
			$352,730
		Integrated Oil & Gas - 0.7%
75,000		BP Capital Markets Plc, 3.062%, 3/17/22	$78,563
225,000		Chevron Corp., 2.193%, 11/15/19	229,548
150,000		Exxon Mobil Corp., 4.114%, 3/1/46	167,669
165,000		Petroleos Mexicanos, 3.5%, 1/30/23	155,678
200,000		Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)	203,517
			$834,975
		Oil & Gas Exploration & Production - 0.6%
184,000		Canadian Natural Resources, Ltd., 6.25%, 3/15/38	$205,838
80,000		Canadian Natural Resources, Ltd., 6.75%, 2/1/39	91,762
200,000		CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	216,264
100,000		Newfield Exploration Co., 5.625%, 7/1/24	102,500
100,000		WPX Energy, Inc., 7.5%, 8/1/20	105,750
			$722,114
		Oil & Gas Refining & Marketing - 0.4%
164,000		EnLink Midstream Partners LP, 4.4%, 4/1/24	$160,145
50,000		EnLink Midstream Partners LP, 4.85%, 7/15/26	50,314
75,000		Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)	95,316
125,000		Valero Energy Corp., 6.625%, 6/15/37	146,464
			$452,239
		Oil & Gas Storage & Transportation - 2.7%
300,000		Boardwalk Pipelines LP, 4.95%, 12/15/24	$313,832
75,000		Boardwalk Pipelines LP, 5.95%, 6/1/26	82,918
115,000		Buckeye Partners LP, 5.85%, 11/15/43	118,049
100,000		DCP Midstream LLC, 9.75%, 3/15/19 (144A)	111,200
65,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	53,950
240,000		Enbridge Energy Partners LP, 7.375%, 10/15/45	303,478
175,000		Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	180,122
288,000		Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46	274,246
110,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45	112,848
100,000		MPLX LP, 4.875%, 12/1/24	103,433
50,000		MPLX LP, 4.875%, 6/1/25	51,664
100,000		MPLX LP, 5.5%, 2/15/23	103,310
250,000		Plains All American Pipeline LP, 4.65%, 10/15/25	258,966
150,000		Plains All American Pipeline LP, 4.9%, 2/15/45	137,444
180,000		Sabine Pass Liquefaction LLC, 5.0%, 3/15/27 (144A)	184,500
200,000		Spectra Energy Capital LLC, 6.2%, 4/15/18	211,547
50,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	53,117
75,000		Sunoco Logistics Partners Operations LP, 3.9%, 7/15/26	76,478
70,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	75,824
55,000		Targa Resources Partners LP, 5.0%, 1/15/18	56,925
69,000		The Williams Companies, Inc., 7.75%, 6/15/31	78,832
210,000		Williams Partners LP, 5.1%, 9/15/45	204,881
			$3,147,564
		Total Energy	$5,509,622
		Materials - 1.1%
		Commodity Chemicals - 0.1%
100,000		Methanex Corp., 4.25%, 12/1/24	$95,448
		Fertilizers & Agricultural Chemicals - 0.3%
350,000		Agrium, Inc., 5.25%, 1/15/45	$389,245
		Construction Materials - 0.2%
200,000		CRH America, Inc., 3.875%, 5/18/25 (144A)	$215,065
		Metal & Glass Containers - 0.2%
175,000		Ball Corp., 5.25%, 7/1/25	$188,562
50,000		Beverage Packaging Holdings Luxembourg II SA, 5.625%, 12/15/16 (144A)	49,880
			$238,442
		Paper Packaging - 0.1%
100,000		International Paper Co., 6.0%, 11/15/41	$118,246
		Diversified Metals & Mining - 0.1%
40,000		Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	$39,800
		Copper - 0.1%
45,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23	$40,384
100,000		Freeport-McMoRan, Inc., 4.55%, 11/14/24	90,625
			$131,009
		Total Materials	$1,227,255
		Capital Goods - 1.6%
		Aerospace & Defense - 0.8%
55,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	$54,588
205,000		L-3 Communications Corp., 3.95%, 5/28/24	218,162
220,000		Lockheed Martin Corp., 3.1%, 1/15/23	231,999
210,000		Spirit AeroSystems, Inc., 3.85%, 6/15/26	218,096
275,000		United Technologies Corp., 1.778%, 5/4/18 (Step)	276,499
			$999,344
		Building Products - 0.7%
200,000		Fortune Brands Home & Security, Inc., 3.0%, 6/15/20	$205,948
265,000		Masco Corp., 4.375%, 4/1/26	278,912
25,000		Masco Corp., 5.95%, 3/15/22	28,500
100,000		Owens Corning, 3.4%, 8/15/26	100,464
175,000		Owens Corning, 4.2%, 12/1/24	185,658
			$799,482
		Construction & Engineering - 0.0% †
40,000		Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$40,200
		Industrial Conglomerates - 0.1%
73,000		Tyco Electronics Group SA, 6.55%, 10/1/17	$76,699
		Total Capital Goods	$1,915,725
		Commercial Services & Supplies - 0.2%
		Environmental & Facilities Services - 0.1%
75,000		Republic Services, Inc., 2.9%, 7/1/26	$76,039
		Research & Consulting Services - 0.1%
162,000		Verisk Analytics, Inc., 5.5%, 6/15/45	$173,776
		Total Commercial Services & Supplies	$249,815
		Transportation - 1.6%
		Railroads - 1.2%
400,000		Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	$440,539
320,000		CSX Corp., 3.35%, 11/1/25	343,156
250,000		TTX Co., 3.6%, 1/15/25 (144A)	260,600
375,000		Union Pacific Corp., 3.375%, 2/1/35	382,530
			$1,426,825
		Trucking - 0.1%
123,000		Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)	$127,910
		Highways & Railtracks - 0.3%
200,000		ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	$205,751
75,000		ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	79,910
			$285,661
		Total Transportation	$1,840,396
		Automobiles & Components - 0.5%
		Automobile Manufacturers - 0.5%
225,000		Ford Motor Credit Co LLC, 2.24%, 6/15/18	$226,797
200,000		Ford Motor Credit Co LLC, 3.219%, 1/9/22	205,224
125,000		Toyota Motor Credit Corp., 2.125%, 7/18/19	127,310
			$559,331
		Total Automobiles & Components	$559,331
		Consumer Durables & Apparel - 0.1%
		Homebuilding - 0.1%
145,000		Lennar Corp., 4.75%, 4/1/21	$154,425
		Total Consumer Durables & Apparel	$154,425
		Consumer Services - 0.1%
		Education Services - 0.1%
50,000		President and Fellows of Harvard College, 2.3%, 10/1/23	$51,289
100,000		Tufts University, 5.017%, 4/15/12	118,301
			$169,590
		Total Consumer Services	$169,590
		Media - 0.9%
		Cable & Satellite - 0.7%
240,000		Charter Communications Operating LLC, 6.384%, 10/23/35 (144A)	$282,667
275,000		Comcast Corp., 5.65%, 6/15/35	354,379
70,000		Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	71,925
100,000		Sky Plc, 6.1%, 2/15/18 (144A)	105,533
25,000		Time Warner Cable LLC, 6.55%, 5/1/37	29,641
			$844,145
		Movies & Entertainment - 0.2%
225,000		Time Warner, Inc., 4.7%, 1/15/21	$250,214
		Total Media	$1,094,359
		Retailing - 0.8%
		Internet Retail - 0.5%
175,000		Expedia, Inc., 4.5%, 8/15/24	$184,244
125,000		Expedia, Inc., 5.0%, 2/15/26 (144A)	131,563
50,000		The Priceline Group, Inc., 3.6%, 6/1/26	52,424
200,000		The Priceline Group, Inc., 3.65%, 3/15/25	209,753
			$577,984
		Home Improvement Retail - 0.2%
210,000		The Home Depot, Inc., 2.625%, 6/1/22	$218,068
		Automotive Retail - 0.1%
100,000		AutoZone, Inc., 2.5%, 4/15/21	$101,846
		Total Retailing	$897,898
		Food & Staples Retailing - 0.3%
		Drug Retail - 0.1%
37,131		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	$41,097
76,261		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	88,673
			$129,770
		Food Retail - 0.2%
55,000		The Kroger Co., 1.5%, 9/30/19	$54,908
175,000		The Kroger Co., 2.95%, 11/1/21	182,450
25,000		The Kroger Co., 3.4%, 4/15/22	26,519
			$263,877
		Total Food & Staples Retailing	$393,647
		Food, Beverage & Tobacco - 0.9%
		Brewers - 0.1%
100,000	2.02	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21	$102,634
		Distillers & Vintners - 0.2%
250,000		Pernod Ricard SA, 3.25%, 6/8/26 (144A)	$253,946
		Packaged Foods & Meats - 0.4%
250,000		Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)	$259,087
235,000		Kraft Heinz Foods Co., 3.5%, 6/6/22	249,689
			$508,776
		Tobacco - 0.2%
200,000		Reynolds American, Inc., 4.45%, 6/12/25	$223,145
		Total Food, Beverage & Tobacco	$1,088,501
		Health Care Equipment & Services - 0.4%
		Health Care Equipment - 0.3%
325,000		Becton Dickinson and Co., 3.734%, 12/15/24	$352,466
		Health Care Facilities - 0.1%
50,000		HCA, Inc., 5.25%, 6/15/26	$53,125
		Total Health Care Equipment & Services	$405,591
		Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
		Biotechnology - 1.0%
25,000		AbbVie, Inc., 2.85%, 5/14/23	$25,380
225,000		AbbVie, Inc., 3.6%, 5/14/25	235,184
230,000		Amgen, Inc., 4.4%, 5/1/45	241,598
350,000		Baxalta, Inc., 3.6%, 6/23/22	367,706
100,000		Biogen, Inc., 3.625%, 9/15/22	107,110
125,000		Biogen, Inc., 4.05%, 9/15/25	136,094
			$1,113,072
		Pharmaceuticals - 0.7%
75,000		Johnson & Johnson, 4.375%, 12/5/33	$89,964
275,000		Mylan NV, 3.95%, 6/15/26 (144A)	277,073
200,000		Perrigo Finance Unlimited Co., 3.5%, 3/15/21	206,852
290,000		Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	290,744
			$864,633
		Life Sciences Tools & Services - 0.3%
23,000		Agilent Technologies, Inc., 6.5%, 11/1/17	$24,220
300,000		Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	307,237
			$331,457
		Total Pharmaceuticals, Biotechnology & Life Sciences	$2,309,162
		Banks - 4.3%
		Diversified Banks - 4.1%
200,000		Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)	$211,448
200,000		Bank of America Corp., 4.2%, 8/26/24	211,789
220,000		Barclays Bank Plc, 6.05%, 12/4/17 (144A)	230,045
250,000		Barclays Plc, 4.375%, 1/12/26	258,660
150,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	157,312
150,000		BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)	163,688
250,000	7.62	BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)	257,320
200,000		BPCE SA, 4.875%, 4/1/26 (144A)	208,002
55,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	56,976
265,000	6.25	Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)	285,206
125,000	5.90	Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)	129,375
90,000		Cooperatieve Rabobank UA, 3.875%, 2/8/22	98,494
200,000	7.88	Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)	199,916
275,000	8.12	Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)	291,500
250,000		Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	255,396
150,000		HSBC Bank Plc, 7.65%, 5/1/25	188,781
200,000	6.88	HSBC Holdings Plc, Floating Rate Note, 12/31/49 (Perpetual)	207,975
200,000	6.50	ING Groep NV, Floating Rate Note, 12/29/49	193,875
200,000	7.70	Intesa Sanpaolo S.p.A., Floating Rate Note, 12/29/49 (Perpetual) (144A)	175,000
225,000	6.12	Nordea Bank AB, Floating Rate Note, 12/31/49 (Perpetual) (144A)	218,812
200,000		Royal Bank of Scotland Group Plc, 4.8%, 4/5/26	205,686
200,000	7.50	Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)	183,500
60,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	61,200
200,000		Standard Chartered Plc, 3.95%, 1/11/23 (144A)	199,468
210,000		Wells Fargo Bank NA, 6.0%, 11/15/17	220,750
			$4,870,174
		Regional Banks - 0.2%
200,000		KeyCorp, 5.1%, 3/24/21	$225,777
		Total Banks	$5,095,951
		Diversified Financials - 2.8%
		Other Diversified Financial Services - 0.6%
225,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	$244,174
140,000		General Electric Co., 5.3%, 2/11/21	160,414
235,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49 (Perpetual)	259,381
			$663,969
		Specialized Finance - 0.2%
300,000		USAA Capital Corp., 2.45%, 8/1/20 (144A)	$308,555
		Consumer Finance - 0.8%
25,000		Ally Financial, Inc., 4.625%, 3/30/25	$25,625
200,000		Ally Financial, Inc., 5.125%, 9/30/24	212,000
190,000		American Honda Finance Corp., 1.2%, 7/14/17	189,834
225,000		Capital One Financial Corp., 3.75%, 4/24/24	238,878
250,000		General Motors Financial Co, Inc., 4.0%, 1/15/25	252,362
75,000		Hyundai Capital America, 2.0%, 3/19/18 (144A)	75,426
			$994,125
		Asset Management & Custody Banks - 0.7%
225,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	$280,553
250,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	263,670
125,000		Legg Mason, Inc., 3.95%, 7/15/24	127,880
100,000		Legg Mason, Inc., 4.75%, 3/15/26	108,049
			$780,152
		Investment Banking & Brokerage - 0.3%
190,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$210,053
125,000		Morgan Stanley, 4.1%, 5/22/23	132,158
50,000	5.55	Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)	51,062
			$393,273
		Diversified Capital Markets - 0.2%
200,000	2.49	ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)	$200,990
		Total Diversified Financials	$3,341,064
		Insurance - 2.2%
		Insurance Brokers - 0.2%
175,000		Brown & Brown, Inc., 4.2%, 9/15/24	$182,042
		Life & Health Insurance - 0.9%
200,000		Aflac, Inc., 3.625%, 11/15/24	$215,076
75,000		Principal Life Global Funding II, 1.5%, 4/18/19 (144A)	74,908
145,000		Protective Life Corp., 7.375%, 10/15/19	167,202
275,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	303,394
225,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	305,890
			$1,066,470
		Multi-line Insurance - 0.4%
175,000		AIG, 3.875%, 1/15/35	$171,599
90,000		AXA SA, 8.6%, 12/15/30	126,900
125,000		Liberty Mutual Insurance Co., 7.697%, 10/15/97 (Perpetual) (144A)	162,640
			$461,139
		Property & Casualty Insurance - 0.6%
250,000		CNA Financial Corp., 4.5%, 3/1/26	$270,726
75,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	86,065
152,000	6.50	The Allstate Corp., Floating Rate Note, 5/15/57	176,700
200,000		The Hanover Insurance Group, Inc., 4.5%, 4/15/26	207,858
			$741,349
		Reinsurance - 0.1%
50,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (g) (h)	$3,500
50,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (g) (h)	51,810
30,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	30,825
			$86,135
		Total Insurance	$2,537,135
		Software & Services - 0.8%
		Data Processing & Outsourced Services - 0.2%
125,000		Cardtronics, Inc., 5.125%, 8/1/22	$127,812
125,000		Visa, Inc., 2.2%, 12/14/20	128,196
			$256,008
		Application Software - 0.2%
225,000		Adobe Systems, Inc., 3.25%, 2/1/25	$236,961
		Systems Software - 0.4%
150,000		Microsoft Corp., 2.0%, 8/8/23	$149,799
330,000		Oracle Corp., 2.5%, 5/15/22	338,739
			$488,538
		Total Software & Services	$981,507
		Technology Hardware & Equipment - 0.6%
		Communications Equipment - 0.1%
105,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$103,819
		Technology Hardware, Storage & Peripherals - 0.1%
150,000		NCR Corp., 6.375%, 12/15/23	$158,625
		Electronic Components - 0.2%
220,000		Amphenol Corp., 3.125%, 9/15/21	$228,373
		Electronic Manufacturing Services - 0.2%
150,000		Flex, Ltd., 4.75%, 6/15/25	$159,702
		Total Technology Hardware & Equipment	$650,519
		Semiconductors & Semiconductor Equipment - 0.3%
		Semiconductors - 0.3%
250,000		Intel Corp., 4.8%, 10/1/41	$294,492
70,000		Intel Corp., 4.9%, 7/29/45	83,497
			$377,989
		Total Semiconductors & Semiconductor Equipment	$377,989
		Telecommunication Services - 1.6%
		Integrated Telecommunication Services - 1.3%
75,000		AT&T, Inc., 3.8%, 3/15/22	$80,332
417,000		AT&T, Inc., 3.95%, 1/15/25	442,648
50,000		AT&T, Inc., 4.75%, 5/15/46	52,323
50,000		CenturyLink, Inc., 7.5%, 4/1/24	53,375
60,000		Frontier Communications Corp., 10.5%, 9/15/22	63,600
100,000		Frontier Communications Corp., 7.125%, 1/15/23	93,250
100,000		GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)	99,610
100,000		Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)	100,051
100,000		Verizon Communications, Inc., 5.15%, 9/15/23	116,493
276,000		Verizon Communications, Inc., 6.55%, 9/15/43	373,175
			$1,474,857
		Wireless Telecommunication Services - 0.3%
180,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$196,730
100,000		SBA Tower Trust, 2.877%, 7/15/21 (144A)	101,695
100,000		T-Mobile USA, Inc., 6.0%, 4/15/24	107,000
			$405,425
		Total Telecommunication Services	$1,880,282
		Utilities - 2.8%
		Electric Utilities - 1.9%
30,000		Commonwealth Edison Co., 6.15%, 9/15/17	$31,356
54,165		Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)	56,353
100,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	108,290
100,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	97,760
125,000		Exelon Corp., 2.85%, 6/15/20	129,611
3,432		FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	3,432
200,000		Indiana Michigan Power Co., 4.55%, 3/15/46	225,099
200,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	222,000
168,000		NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	170,665
15,803		OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	15,487
225,000		PPL Capital Funding, Inc., 3.1%, 5/15/26	228,713
100,000		Public Service Co. of New Mexico, 7.95%, 5/15/18	109,823
58,928		Southern California Edison Co., 1.845%, 2/1/22	59,106
200,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	222,000
175,000		Southwestern Electric Power Co., 3.9%, 4/1/45	175,116
115,000		Talen Energy Supply LLC, 6.5%, 6/1/25	92,288
225,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	235,408
			$2,182,507
		Gas Utilities - 0.2%
219,932		Nakilat, Inc., 6.267%, 12/31/33 (144A)	$263,017
		Multi-Utilities - 0.4%
225,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$257,755
215,000		New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	223,404
39,286		San Diego Gas & Electric Co., 1.914%, 2/1/22	39,245
			$520,404
		Independent Power Producers & Energy Traders - 0.3%
72,285		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$73,956
78,953		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	83,401
126,869		Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	131,853
			$289,210
		Total Utilities	$3,255,138
		Real Estate - 1.5%
		Diversified REIT - 0.7%
140,000		Boston Properties LP, 3.65%, 2/1/26	$148,071
35,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	37,082
50,000		Duke Realty LP, 3.625%, 4/15/23	52,428
200,000		Duke Realty LP, 3.75%, 12/1/24	211,687
250,000		Essex Portfolio LP, 3.5%, 4/1/25	258,020
100,000		Ventas Realty LP, 3.125%, 6/15/23	102,027
			$809,315
		Office REIT - 0.3%
75,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$76,134
25,000		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	26,156
70,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	76,151
50,000		Highwoods Realty LP, 3.2%, 6/15/21	51,584
70,000		Piedmont Operating Partnership LP, 3.4%, 6/1/23	68,943
			$298,968
		Health Care REIT - 0.3%
135,000		Healthcare Realty Trust, Inc., 3.875%, 5/1/25	$139,448
25,000		Healthcare Realty Trust, Inc., 5.75%, 1/15/21	28,399
205,000		Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	207,694
			$375,541
		Residential REIT - 0.2%
250,000		UDR, Inc., 4.0%, 10/1/25	$269,560
		Total Real Estate	$1,753,384
		TOTAL CORPORATE BONDS
		(Cost $35,967,987)	$37,688,286

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.9%
84,884		Fannie Mae, 2.5%, 2/1/43	$86,029
35,294		Fannie Mae, 2.5%, 7/1/30	36,656
35,513		Fannie Mae, 2.5%, 7/1/30	36,853
61,868		Fannie Mae, 2.5%, 7/1/30	64,253
100,794		Fannie Mae, 3.0%, 10/1/30	106,293
850,000		Fannie Mae, 3.0%, 10/13/16 (TBA)	883,436
227,922		Fannie Mae, 3.0%, 11/1/42	238,308
104,748		Fannie Mae, 3.0%, 12/1/42	109,360
33,371		Fannie Mae, 3.0%, 12/1/42	34,902
75,026		Fannie Mae, 3.0%, 2/1/43	78,468
33,564		Fannie Mae, 3.0%, 3/1/29	35,315
46,200		Fannie Mae, 3.0%, 3/1/45	48,301
112,309		Fannie Mae, 3.0%, 4/1/43	117,246
45,148		Fannie Mae, 3.0%, 4/1/45	47,202
274,492		Fannie Mae, 3.0%, 5/1/30	288,255
242,908		Fannie Mae, 3.0%, 5/1/31	256,806
18,861		Fannie Mae, 3.0%, 5/1/43	19,726
329,640		Fannie Mae, 3.0%, 5/1/43	343,365
19,559		Fannie Mae, 3.0%, 5/1/43	20,420
24,824		Fannie Mae, 3.0%, 5/1/46	25,959
99,279		Fannie Mae, 3.0%, 5/1/46	104,124
227,363		Fannie Mae, 3.0%, 6/1/45	238,226
63,813		Fannie Mae, 3.0%, 7/1/30	67,012
52,830		Fannie Mae, 3.0%, 8/1/42	55,318
415,805		Fannie Mae, 3.0%, 8/1/42	433,270
50,972		Fannie Mae, 3.0%, 8/1/43	53,098
120,292		Fannie Mae, 3.0%, 9/1/42	125,774
40,570		Fannie Mae, 3.0%, 9/1/43	42,263
155,000		Fannie Mae, 3.0%, 9/1/46	161,242
255,564		Fannie Mae, 3.5%, 1/1/46	269,597
208,247		Fannie Mae, 3.5%, 1/1/46	219,908
14,804		Fannie Mae, 3.5%, 10/1/41	15,914
51,469		Fannie Mae, 3.5%, 10/1/45	54,638
1,760,000		Fannie Mae, 3.5%, 10/13/16 (TBA)	1,857,075
38,121		Fannie Mae, 3.5%, 11/1/40	40,386
377,677		Fannie Mae, 3.5%, 11/1/45	406,735
250,143		Fannie Mae, 3.5%, 12/1/45	263,878
83,712		Fannie Mae, 3.5%, 12/1/45	88,308
226,523		Fannie Mae, 3.5%, 12/1/45	238,990
184,192		Fannie Mae, 3.5%, 2/1/46	194,306
92,839		Fannie Mae, 3.5%, 2/1/46	97,937
21,232		Fannie Mae, 3.5%, 2/1/46	22,403
71,411		Fannie Mae, 3.5%, 3/1/46	75,360
163,616		Fannie Mae, 3.5%, 4/1/45	172,600
152,694		Fannie Mae, 3.5%, 4/1/46	161,079
291,795		Fannie Mae, 3.5%, 5/1/44	310,572
72,654		Fannie Mae, 3.5%, 5/1/46	77,541
183,722		Fannie Mae, 3.5%, 6/1/42	196,016
99,659		Fannie Mae, 3.5%, 7/1/42	105,459
312,694		Fannie Mae, 3.5%, 7/1/45	329,863
382,696		Fannie Mae, 3.5%, 7/1/46	404,239
99,573		Fannie Mae, 3.5%, 8/1/42	105,455
69,909		Fannie Mae, 3.5%, 8/1/42	74,589
277,081		Fannie Mae, 3.5%, 8/1/45	298,431
99,698		Fannie Mae, 3.5%, 8/1/45	105,274
68,504		Fannie Mae, 3.5%, 8/1/45	72,265
273,997		Fannie Mae, 3.5%, 8/1/46	289,844
28,129		Fannie Mae, 3.5%, 9/1/26	29,739
192,428		Fannie Mae, 3.5%, 9/1/45	203,073
173,408		Fannie Mae, 3.5%, 9/1/45	182,930
111,128		Fannie Mae, 4.0%, 1/1/42	119,385
7,134		Fannie Mae, 4.0%, 1/1/42	7,672
89,733		Fannie Mae, 4.0%, 1/1/46	96,467
195,126		Fannie Mae, 4.0%, 10/1/45	209,774
177,677		Fannie Mae, 4.0%, 10/1/45	191,016
105,631		Fannie Mae, 4.0%, 10/1/45	113,540
2,090,000		Fannie Mae, 4.0%, 10/13/16 (TBA)	2,244,627
10,557		Fannie Mae, 4.0%, 11/1/41	11,379
144,526		Fannie Mae, 4.0%, 11/1/45	155,376
114,878		Fannie Mae, 4.0%, 11/1/45	123,479
95,479		Fannie Mae, 4.0%, 11/1/45	102,641
37,302		Fannie Mae, 4.0%, 12/1/40	41,183
16,182		Fannie Mae, 4.0%, 12/1/41	17,384
387,668		Fannie Mae, 4.0%, 12/1/43	416,473
212,346		Fannie Mae, 4.0%, 2/1/46	228,650
34,756		Fannie Mae, 4.0%, 3/1/42	37,674
85,624		Fannie Mae, 4.0%, 4/1/42	92,282
48,946		Fannie Mae, 4.0%, 4/1/46	52,625
232,366		Fannie Mae, 4.0%, 5/1/46	249,948
125,440		Fannie Mae, 4.0%, 7/1/41	135,836
27,825		Fannie Mae, 4.0%, 7/1/42	30,318
50,024		Fannie Mae, 4.0%, 7/1/44	53,741
14,251		Fannie Mae, 4.0%, 7/1/44	15,310
218,567		Fannie Mae, 4.0%, 7/1/46	235,171
699,648		Fannie Mae, 4.0%, 8/1/42	754,289
227,375		Fannie Mae, 4.0%, 8/1/44	244,270
141,598		Fannie Mae, 4.0%, 8/1/44	152,127
219,434		Fannie Mae, 4.0%, 8/1/46	236,373
214,705		Fannie Mae, 4.0%, 8/1/46	231,279
219,176		Fannie Mae, 4.0%, 9/1/43	235,462
228,791		Fannie Mae, 4.0%, 9/1/43	245,792
1,262,000		Fannie Mae, 4.5%, 10/13/16 (TBA)	1,382,057
61,109		Fannie Mae, 4.5%, 11/1/40	67,046
10,187		Fannie Mae, 4.5%, 12/1/40	11,239
33,484		Fannie Mae, 4.5%, 12/1/41	36,817
54,287		Fannie Mae, 4.5%, 2/1/44	59,467
7,808		Fannie Mae, 4.5%, 4/1/41	8,563
478,087		Fannie Mae, 4.5%, 5/1/41	525,632
338,484		Fannie Mae, 4.5%, 5/1/41	372,080
1,076,104		Fannie Mae, 4.5%, 6/1/44	1,180,550
121,720		Fannie Mae, 4.5%, 7/1/41	134,205
365,869		Fannie Mae, 4.5%, 8/1/40	401,315
427,119		Fannie Mae, 4.5%, 8/1/44	467,871
51,935		Fannie Mae, 5.0%, 10/1/20	54,429
10,794		Fannie Mae, 5.0%, 6/1/40	12,007
8,999		Fannie Mae, 5.0%, 7/1/19	9,247
6,401		Fannie Mae, 5.0%, 7/1/40	7,106
9,146		Fannie Mae, 5.5%, 12/1/34	10,406
5,890		Fannie Mae, 5.5%, 3/1/18	5,989
15,293		Fannie Mae, 5.5%, 9/1/33	17,378
3,572		Fannie Mae, 6.0%, 10/1/32	4,137
3,958		Fannie Mae, 6.0%, 11/1/32	4,531
15,674		Fannie Mae, 6.0%, 11/1/32	17,942
12,741		Fannie Mae, 6.0%, 4/1/33	14,649
19,149		Fannie Mae, 6.0%, 5/1/33	22,337
10,910		Fannie Mae, 6.0%, 6/1/33	12,489
19,591		Fannie Mae, 6.0%, 7/1/34	22,821
3,776		Fannie Mae, 6.0%, 7/1/38	4,331
8,263		Fannie Mae, 6.0%, 9/1/29	9,559
5,497		Fannie Mae, 6.0%, 9/1/34	6,302
3,540		Fannie Mae, 6.5%, 1/1/32	4,078
2,497		Fannie Mae, 6.5%, 2/1/32	2,897
7,250		Fannie Mae, 6.5%, 3/1/32	8,350
2,761		Fannie Mae, 6.5%, 3/1/32	3,180
5,187		Fannie Mae, 6.5%, 4/1/29	5,975
3,277		Fannie Mae, 6.5%, 4/1/32	3,775
1,841		Fannie Mae, 6.5%, 7/1/21	2,121
22,290		Fannie Mae, 6.5%, 7/1/34	25,675
4,719		Fannie Mae, 6.5%, 8/1/32	5,511
5,465		Fannie Mae, 6.5%, 8/1/32	6,295
2,881		Fannie Mae, 7.0%, 1/1/32	3,504
883		Fannie Mae, 7.0%, 11/1/29	889
709		Fannie Mae, 7.0%, 7/1/31	755
1,466		Fannie Mae, 7.0%, 8/1/19	1,537
1,529		Fannie Mae, 7.0%, 9/1/18	1,575
4,945		Fannie Mae, 7.0%, 9/1/30	5,130
1,715		Fannie Mae, 7.5%, 2/1/31	2,004
6,142		Fannie Mae, 8.0%, 10/1/30	7,346
85,407		Federal Home Loan Mortgage Corp., 2.5%, 11/1/22	88,576
88,792		Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	93,298
44,993		Federal Home Loan Mortgage Corp., 3.0%, 11/1/30	47,486
229,658		Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	240,790
1,705,000		Federal Home Loan Mortgage Corp., 3.0%, 11/14/16 (TBA)	1,767,772
75,807		Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	79,622
76,777		Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	80,474
50,475		Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	52,746
148,092		Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	154,836
41,357		Federal Home Loan Mortgage Corp., 3.0%, 8/1/45	43,016
32,145		Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	33,703
130,000		Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	135,213
33,238		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	35,062
52,369		Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	55,787
88,294		Federal Home Loan Mortgage Corp., 3.5%, 10/1/44	93,137
258,561		Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	272,745
110,576		Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	118,067
135,000		Federal Home Loan Mortgage Corp., 3.5%, 10/13/16 (TBA)	142,422
54,419		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	58,188
541,361		Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	575,292
246,881		Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	260,424
134,529		Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	141,929
74,016		Federal Home Loan Mortgage Corp., 3.5%, 5/1/42	78,355
224,063		Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	236,666
79,994		Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	85,414
101,028		Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	106,802
414,847		Federal Home Loan Mortgage Corp., 3.5%, 8/1/29	438,557
27,614		Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	29,129
327,295		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	348,486
56,547		Federal Home Loan Mortgage Corp., 4.0%, 10/1/43	60,650
278,616		Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	306,938
68,463		Federal Home Loan Mortgage Corp., 4.0%, 12/1/40	74,132
35,989		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	38,617
197,731		Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	212,431
38,858		Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	42,055
207,259		Federal Home Loan Mortgage Corp., 4.0%, 3/1/46	222,604
111,594		Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	119,692
137,373		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	147,342
24,841		Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	26,680
199,893		Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	214,398
159,783		Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	171,956
60,225		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	64,595
41,181		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	44,566
51,314		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	55,527
44,335		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	47,976
8,334		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	9,229
6,248		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	6,642
7,505		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	8,311
26,478		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	29,948
19,243		Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	21,895
3,355		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	3,827
1,255		Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	1,431
10,956		Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	12,693
8,632		Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	10,011
2,592		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	2,990
15,825		Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	18,356
4,727		Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	5,469
10,022		Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	11,481
3,087		Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	3,705
2,315		Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	2,652
2,071		Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	2,427
16,744		Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	19,807
6,011		Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	6,936
29,720		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	33,872
2,222		Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	2,702
1,059		Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	1,083
550		Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	556
3,618		Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	4,400
494		Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	496
4,108		Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	4,337
1,749		Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	2,023
158,183		Federal National Mortgage Association, 3.0%, 4/1/31	166,282
236,989		Federal National Mortgage Association, 3.5%, 7/1/46	250,695
62,393		Federal National Mortgage Association, 4.0%, 10/1/45	67,029
274,922		Government National Mortgage Association I, 3.5%, 1/15/45	292,247
655,000		Government National Mortgage Association I, 3.5%, 10/21/15 (TBA)	696,321
458,558		Government National Mortgage Association I, 4.0%, 3/15/44	492,692
5,223		Government National Mortgage Association I, 4.0%, 6/15/45	5,612
24,488		Government National Mortgage Association I, 4.0%, 7/15/45	26,359
70,197		Government National Mortgage Association I, 4.0%, 8/15/43	77,154
24,157		Government National Mortgage Association I, 4.0%, 8/15/45	26,142
74,743		Government National Mortgage Association I, 4.0%, 9/15/44	80,307
18,380		Government National Mortgage Association I, 4.5%, 12/15/18	18,805
12,038		Government National Mortgage Association I, 4.5%, 4/15/20	12,571
12,981		Government National Mortgage Association I, 4.5%, 8/15/41	14,354
5,579		Government National Mortgage Association I, 5.0%, 7/15/17	5,635
10,062		Government National Mortgage Association I, 5.0%, 7/15/19	10,589
13,870		Government National Mortgage Association I, 5.0%, 9/15/33	15,510
24,722		Government National Mortgage Association I, 5.5%, 10/15/34	27,981
18,878		Government National Mortgage Association I, 5.5%, 3/15/33	21,593
18,129		Government National Mortgage Association I, 5.5%, 7/15/33	20,680
46,919		Government National Mortgage Association I, 5.5%, 8/15/33	53,683
10,275		Government National Mortgage Association I, 6.0%, 1/15/33	12,045
15,761		Government National Mortgage Association I, 6.0%, 10/15/32	18,063
2,885		Government National Mortgage Association I, 6.0%, 10/15/32	3,306
33,541		Government National Mortgage Association I, 6.0%, 11/15/32	38,691
28,240		Government National Mortgage Association I, 6.0%, 11/15/32	33,030
14,626		Government National Mortgage Association I, 6.0%, 12/15/33	16,756
7,202		Government National Mortgage Association I, 6.0%, 2/15/18	7,252
20,199		Government National Mortgage Association I, 6.0%, 2/15/29	23,663
18,468		Government National Mortgage Association I, 6.0%, 4/15/28	21,620
504		Government National Mortgage Association I, 6.0%, 5/15/17	506
4,055		Government National Mortgage Association I, 6.0%, 8/15/19	4,203
15,494		Government National Mortgage Association I, 6.0%, 8/15/34	17,776
32,338		Government National Mortgage Association I, 6.0%, 8/15/34	37,096
14,321		Government National Mortgage Association I, 6.0%, 9/15/32	16,784
6,882		Government National Mortgage Association I, 6.5%, 10/15/31	7,937
4,758		Government National Mortgage Association I, 6.5%, 12/15/31	5,487
3,277		Government National Mortgage Association I, 6.5%, 12/15/31	3,848
29,980		Government National Mortgage Association I, 6.5%, 12/15/32	36,503
4,705		Government National Mortgage Association I, 6.5%, 2/15/29	5,425
2,283		Government National Mortgage Association I, 6.5%, 3/15/26	2,633
995		Government National Mortgage Association I, 6.5%, 4/15/17	999
2,343		Government National Mortgage Association I, 6.5%, 4/15/32	2,702
2,555		Government National Mortgage Association I, 6.5%, 4/15/32	2,959
18,232		Government National Mortgage Association I, 6.5%, 5/15/29	21,683
6,773		Government National Mortgage Association I, 6.5%, 5/15/29	7,999
4,076		Government National Mortgage Association I, 6.5%, 5/15/31	4,701
828		Government National Mortgage Association I, 6.5%, 6/15/17	830
5,796		Government National Mortgage Association I, 6.5%, 6/15/28	6,685
6,136		Government National Mortgage Association I, 6.5%, 6/15/28	7,260
2,767		Government National Mortgage Association I, 6.5%, 6/15/32	3,191
1,221		Government National Mortgage Association I, 6.5%, 6/15/32	1,408
5,557		Government National Mortgage Association I, 6.5%, 6/15/32	6,408
20,896		Government National Mortgage Association I, 6.5%, 7/15/31	24,098
5,485		Government National Mortgage Association I, 6.5%, 7/15/32	6,325
6,457		Government National Mortgage Association I, 6.5%, 9/15/31	7,447
1,102		Government National Mortgage Association I, 7.0%, 1/15/26	1,119
5,541		Government National Mortgage Association I, 7.0%, 1/15/29	6,411
7,096		Government National Mortgage Association I, 7.0%, 11/15/28	7,869
738		Government National Mortgage Association I, 7.0%, 12/15/30	757
18,269		Government National Mortgage Association I, 7.0%, 2/15/28	19,461
2,016		Government National Mortgage Association I, 7.0%, 2/15/31	2,071
4,178		Government National Mortgage Association I, 7.0%, 5/15/31	4,427
16,026		Government National Mortgage Association I, 7.0%, 5/15/32	17,736
7,962		Government National Mortgage Association I, 7.0%, 6/15/29	8,851
20,916		Government National Mortgage Association I, 7.0%, 7/15/26	22,251
781		Government National Mortgage Association I, 7.0%, 7/15/29	819
4,595		Government National Mortgage Association I, 7.0%, 7/15/29	5,360
3,254		Government National Mortgage Association I, 7.0%, 8/15/31	4,030
1,848		Government National Mortgage Association I, 7.0%, 9/15/27	1,915
1,783		Government National Mortgage Association I, 7.5%, 1/15/31	1,898
612		Government National Mortgage Association I, 7.5%, 10/15/22	662
3,721		Government National Mortgage Association I, 7.5%, 10/15/29	4,205
204		Government National Mortgage Association I, 7.5%, 6/15/23	206
413		Government National Mortgage Association I, 7.5%, 8/15/23	430
129,682		Government National Mortgage Association II, 3.0%, 8/20/46	136,032
400,000		Government National Mortgage Association II, 3.0%, 9/20/46	419,588
224,096		Government National Mortgage Association II, 3.5%, 1/20/46	238,218
875,000		Government National Mortgage Association II, 3.5%, 10/20/16 (TBA)	929,346
20,614		Government National Mortgage Association II, 3.5%, 3/20/45	21,916
48,636		Government National Mortgage Association II, 3.5%, 3/20/46	52,620
22,341		Government National Mortgage Association II, 3.5%, 4/20/45	23,967
45,572		Government National Mortgage Association II, 3.5%, 4/20/45	48,835
21,927		Government National Mortgage Association II, 3.5%, 4/20/45	23,441
123,922		Government National Mortgage Association II, 3.5%, 8/20/45	131,668
300,000		Government National Mortgage Association II, 4.0%, 10/20/16 (TBA)	321,457
744,934		Government National Mortgage Association II, 4.0%, 7/20/44	798,292
71,843		Government National Mortgage Association II, 4.0%, 9/20/44	77,006
17,243		Government National Mortgage Association II, 4.5%, 9/20/41	18,915
9,793		Government National Mortgage Association II, 5.0%, 1/20/20	10,331
14,755		Government National Mortgage Association II, 5.0%, 11/20/19	15,510
17,830		Government National Mortgage Association II, 6.0%, 11/20/33	21,037
2,281		Government National Mortgage Association II, 6.0%, 12/20/18	2,329
5,809		Government National Mortgage Association II, 6.0%, 7/20/19	5,908
5,126		Government National Mortgage Association II, 6.5%, 12/20/28	6,037
3,475		Government National Mortgage Association II, 6.5%, 8/20/28	4,032
2,994		Government National Mortgage Association II, 6.5%, 9/20/31	3,531
1,590		Government National Mortgage Association II, 7.0%, 1/20/31	1,957
10,147		Government National Mortgage Association II, 7.0%, 2/20/29	11,509
5,133		Government National Mortgage Association II, 7.0%, 5/20/26	5,745
905		Government National Mortgage Association II, 7.5%, 8/20/27	1,075
326		Government National Mortgage Association II, 8.0%, 8/20/25	377
185,000		U.S. Treasury Bonds, 2.5%, 2/15/45	191,186
125,000		U.S. Treasury Bonds, 3.0%, 11/15/44	142,524
500,000		U.S. Treasury Bonds, 4.375%, 5/15/41	702,304
25,000		U.S. Treasury Bonds, 4.75%, 2/15/37	36,283
250,000		U.S. Treasury Bonds, 5.375%, 2/15/31	364,736
1,701,530		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,753,830
2,087,120		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	2,307,167
2,615,000	0.47	U.S. Treasury Note, Floating Rate Note, 10/31/17	2,617,513
3,350,000	0.33	U.S. Treasury Note, Floating Rate Note, 7/31/17	3,351,146
1,725,000	0.52	United States Treasury Floating Rate Note, Floating Rate Note, 1/31/18	1,729,199
3,270,000	0.57	United States Treasury Floating Rate Note, Floating Rate Note, 4/30/18	3,272,724
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $52,863,798)	$53,857,287

		FOREIGN GOVERNMENT BONDS - 0.4%
200,000		Abu Dhabi Government International Bond, 3.125%, 5/3/26 (144A)	$208,900
200,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)	208,792
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $398,088)	$417,692

		MUNICIPAL BONDS - 3.4% (e)
		Municipal Development - 0.7%
115,000	0.82	Lower Neches Valley Authority Industrial Development Corp., Floating Rate Note, 11/1/38	$115,000
750,000	0.78	Mississippi Business Finance Corp., Floating Rate Note, 11/1/35	750,000
			$865,000
		Municipal Education - 0.0% †
10,000		Amherst College, 3.794%, 11/1/42	$10,581

		Municipal General - 0.2%
90,000		JobsOhio Beverage System, 3.985%, 1/1/29	$101,536
25,000		JobsOhio Beverage System, 4.532%, 1/1/35	29,186
50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/31	56,024
50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/32	55,690
			$242,436
		Higher Municipal Education - 2.2%
25,000		Baylor University, 4.313%, 3/1/42	$28,187
2,375,000	0.69	Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 11/1/49	2,375,000
25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	34,557
50,000		The George Washington University, 1.827%, 9/15/17	50,308
50,000		University of Virginia, Green Bond Series A, 5.0%, 4/1/45	60,458
			$2,548,510
		Municipal Medical - 0.2%
200,000	0.88	Geisinger Authority, Floating Rate Note, 8/1/22	$200,000

		Municipal School District - 0.1%
50,000		Frisco Independent School District, 4.0%, 8/15/40 (f)	$55,158
25,000		Frisco Independent School District, 4.0%, 8/15/45 (f)	27,480
			$82,638
		Municipal Transportation - 0.0% †
10,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	$11,554

		Municipal Obligation - 0.0% †
50,000		State of Texas, 4.0%, 10/1/44 (f)	$54,763

		TOTAL MUNICIPAL BONDS
		(Cost $3,964,835)	$4,015,482

		SENIOR FLOATING RATE LOAN INTERESTS - 4.0% **
		Energy - 0.1%
		Oil & Gas Refining & Marketing - 0.1%
105,352	3.27	Pilot Travel Centers LLC, 2016 Refinancing Tranche B Term Loan, 5/18/23	$106,155
		Total Energy	$106,155
		Materials - 0.1%
		Metal & Glass Containers - 0.0% †
74,622	4.50	Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22	$74,538
		Paper Packaging - 0.1%
99,489	4.50	Coveris Holdings SA, USD Term Loan, 4/14/19	$99,488
		Total Materials	$174,026
		Capital Goods - 0.2%
		Aerospace & Defense - 0.0% †
74,613	4.75	DigitalGlobe, Inc., Term Loan, 1/25/20	$75,219
		Electrical Components & Equipment - 0.1%
100,000	3.00	Southwire Co., Term Loan, 1/31/21	$99,542
		Trading Companies & Distributors - 0.1%
103,968	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$104,293
		Total Capital Goods	$279,054
		Automobiles & Components - 0.5%
		Auto Parts & Equipment - 0.4%
76,590	3.50	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$77,034
169,029	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21	163,747
99,213	3.75	MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21	99,585
99,497	4.50	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22	99,994
			$440,360
		Tires & Rubber - 0.1%
102,500	3.86	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$103,296
		Total Automobiles & Components	$543,656
		Consumer Services - 0.5%
		Casinos & Gaming - 0.1%
98,250	6.00	Scientific Games, Initial Term B-2, 10/1/21	$98,488
		Leisure Facilities - 0.0% †
86,194	3.25	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22	$86,571
		Restaurants - 0.1%
86,184	3.75	Burger King BC ULC, Term B-2 Loan, 12/12/21	$86,839
		Education Services - 0.3%
99,227	3.76	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$99,785
97,258	4.00	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21	96,832
124,372	6.00	Kindercare Education LLC, Initial Term Loan (First Lien), 8/13/22	125,305
			$321,922
		Specialized Consumer Services - 0.0% †
15,883	5.25	GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21	$15,774
		Total Consumer Services	$609,594
		Media - 0.2%
		Broadcasting - 0.1%
134,801	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20	$135,138
		Movies & Entertainment - 0.1%
12,399	3.75	Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18	$12,368
59,659	3.25	Kasima LLC, Term Loan, 5/17/21	59,790
81,480	3.50	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	81,964
			$154,122
		Total Media	$289,260
		Retailing - 0.1%
		Home Improvement Retail - 0.0% †
9,948	4.50	Apex Tool Group LLC, Term Loan, 2/1/20	$9,821
		Specialty Stores - 0.1%
99,496	4.25	PetSmart, Inc., Tranche B-1 Loan, 3/10/22	$99,807
		Automotive Retail - 0.0% †
46,918	5.75	CWGS Group LLC, Term Loan, 2/20/20	$47,050
		Total Retailing	$156,678
		Food, Beverage & Tobacco - 0.1%
		Packaged Foods & Meats - 0.1%
94,430	5.25	Keurig Green Mountain, Inc., Term B USD Loan, 2/10/23	$95,799
		Total Food, Beverage & Tobacco	$95,799
		Household & Personal Products - 0.2%
		Personal Products - 0.2%
127,547	5.00	NBTY, Inc., Dollar Term B Loan, 4/27/23	$128,238
80,000	4.25	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23	80,314
			$208,552
		Total Household & Personal Products	$208,552
		Health Care Equipment & Services - 0.8%
		Health Care Supplies - 0.1%
110,750	5.00	Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20	$111,846
		Health Care Facilities - 0.4%
99,496	4.00	Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22	$99,621
70,320	3.77	HCA, Inc., Tranche B-6 Term Loan, 3/8/23	71,215
26,118	3.57	HCA, Inc., Tranche B-7 Term Loan, 2/5/24	26,361
74,612	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	73,925
99,239	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	99,177
87,985	6.25	Vizient, Inc., Initial Term Loan, 2/9/23	89,085
			$459,384
		Managed Health Care - 0.1%
99,750	7.00	Prospect Medical Holdings, Inc., Term Loan (First Lien), 6/20/22	$98,940
		Health Care Technology - 0.2%
234,636	3.50	IMS Health, Inc., Term B Dollar Loan, 3/17/21	$235,858
		Total Health Care Equipment & Services	$906,028
		Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
		Pharmaceuticals - 0.1%
49,749	5.25	Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21	$44,697
99,490	3.46	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	100,518
			$145,215
		Life Sciences Tools & Services - 0.1%
60,659	4.25	Catalent Pharma Solutions, Dollar Term Loan, 5/20/21	$61,143
		Total Pharmaceuticals, Biotechnology & Life Sciences	$206,358
		Banks - 0.0% †
		Thrifts & Mortgage Finance - 0.0% †
42,633	5.50	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$42,633
		Total Banks	$42,633
		Diversified Financials - 0.1%
		Investment Banking & Brokerage - 0.1%
95,801	4.25	LPL Holdings, Inc., 2021 Tranche B Term Loan, 3/29/21	$96,520
		Total Diversified Financials	$96,520
		Insurance - 0.1%
		Property & Casualty Insurance - 0.1%
99,482	7.00	Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$99,171
		Total Insurance	$99,171
		Software & Services - 0.2%
		IT Consulting & Other Services - 0.1%
39,990	3.41	NXP BV, Term Loan (First Lien), 12/7/20	$40,231
		Data Processing & Outsourced Services - 0.0% †
33,326	4.53	First Data Corp., 2021 Extended Dollar Term Loan, 3/24/21	$33,567
		Application Software - 0.1%
75,000	0.00	DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23	$74,469
74,808	3.51	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	75,238
			$149,707
		Total Software & Services	$223,505
		Technology Hardware & Equipment - 0.1%
		Communications Equipment - 0.1%
72,547	3.41	Belden Finance 2013 LP, Initial Term Loan, 9/9/20	$72,479
		Total Technology Hardware & Equipment	$72,479
		Semiconductors & Semiconductor Equipment - 0.0% †
		Semiconductors - 0.0% †
35,699	3.75	Microsemi Corp., Closing Date Term B Loan, 12/17/22	$36,086
		Total Semiconductors & Semiconductor Equipment	$36,086
		Telecommunication Services - 0.1%
		Integrated Telecommunication Services - 0.1%
99,487	4.00	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20	$99,819
		Total Telecommunication Services	$99,819
		Utilities - 0.3%
		Electric Utilities - 0.1%
93,553	5.84	APLP Holdings LP, Term Loan, 4/12/23	$94,216
18,571	5.00	TEX Operations Co LLC, Term C Loan, 7/27/23	18,711
81,429	5.00	TEX Operations Co LLC, Term Loan, 7/27/23	82,039
			$194,966
		Independent Power Producers & Energy Traders - 0.2%
99,496	3.50	Calpine Corp., Term Loan, 5/28/22	$99,885
96,293	7.00	TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22	95,811
			$195,696
		Total Utilities	$390,662
		Real Estate - 0.1%
		Retail REIT - 0.1%
99,496	4.25	DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21	$99,590
		Total Real Estate	$99,590
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $4,645,792)	$4,735,625
Shares
		MUTUAL FUNDS - 0.9%
		Diversified Financials - 0.9%
		Asset Management & Custody Banks - 0.9%
99,057		Pioneer Ils Interval Fund (d)	$1,086,651
		Total Diversified Financials	$1,086,651
		TOTAL MUTUAL FUNDS
		(Cost $1,050,000)	$1,086,651
Principal Amount ($)
		TEMPORARY CASH INVESTMENTS - 0.9%
		Commercial Paper - 0.9%
295,000		BNP Paribas SA, Commercial Paper, 10/3/16 (c)	$294,991
185,000		Prudential Funding Corp., Commercial Paper, 10/3/16 (c)	184,995
290,000	1.16	Skandinaviska Enskilda Banken AB New York NY, Certificate of Deposit, Floating Rate Note, 2/24/17	290,239
290,000	0.80	Svenska Handelsbanken AS, Certificate of Deposit, 12/2/16	290,088
			$1,060,313
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $1,059,992)	$1,060,313

		TOTAL INVESTMENT IN SECURITIES - 107.3%
		(Cost $122,954,193) (a)	$126,045,960
		OTHER ASSETS & LIABILITIES - (7.3)%	$(8,571,718)
		TOTAL NET ASSETS - 100.0%	$117,474,242

†		Amount rounds to less than 0.1%.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2016, the value of these securities amounted to
$26,505,284 or 22.6% of total net assets.

(TBA)		“To Be Announced” Securities.

REMICS		Real Estate Mortgage Investment Conduits.

(Perpetual)		Security with no stated maturity date.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

REIT		Real Estate Investment Trust.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)		At September 30, 2016, the net unrealized appreciation on investments based on
		cost for federal income tax purposes of $123,055,895 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$3,341,645

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(351,580)

		Net unrealized appreciation	$2,990,065

(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

(d)		Affiliated funds managed by Pioneer Investment Management, Inc.

(e)		Consists of Revenue Bonds unless otherwise indicated.

(f)		Represents a General Obligation bond.

(g)		Structured reinsurance investment. At September 30, 2016, the value of these securities amounted to $55,310 or 0.0% of total net assets.

(h)		Rate to be determined.

(i)		Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation
824,500	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B+	12/20/19	$ 45,348	$ 16,761
1,200,000	Chicago Mercantile Exchange	Markit CDX North America Investment Grade Index	1.00%	B+	6/20/20	$ 18,616	$ (2,042)
						$ 63,964	$ 14,719

	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2016, in valuing the Portfolio's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Preferred Stock	$ 343,230	$ -	$ -	$ 343,230
	Asset Backed Securities	-	2,514,783	-	2,514,783
	Collateralized Mortgage Obligations	-	20,326,611	-	20,326,611
	Corporate Bonds
	Insurance
	Reinsurance	-	30,825	55,310	86,135
	All Other Corporate Bonds	-	37,602,151	-	37,602,151
	U.S. Government and Agency Obligations	-	53,857,287	-	53,857,287
	Foreign Government Bonds	-	417,692	-	417,692
	Municipal Bonds	-	4,015,482	-	4,015,482
	Senior Floating Rate Loan Interests	-	4,735,625	-	4,735,625
	Mutual Fund	-	1,086,651	-	1,086,651
	Commercial Paper	-	1,060,313	-	1,060,313
	Total	$ 343,230	$ 125,647,420	$ 55,310	$ 126,045,960

	Other Financial Instruments
	Net unrealized depreciation on futures contracts	$ (28,771)	$ -	$ -	$ (28,771)
	Unrealized appreciation on centrally cleared swap contracts	-	14,719	-	$ 14,719
	Total Other Financial Instruments	$ (28,771)	$ 14,719	$ -	$ (14,052)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
		Corporate Bonds

	Balance as of 12/31/15	$ 57,928
	Realized gain (loss)1	110
	Change in unrealized appreciation (depreciation)2	(1,017)
	Purchases	50,000
	Sales	(51,711)
	Transfers in to Level 3*	-
	Transfers out of Level 3*	-
	Balance as of 9/30/16	$ 55,310

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended September 30, 2016, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 9/30/16	$ (1,017)

			Pioneer Strategic Income VCT Portfolio
			Schedule of Investments 9/30/2016 (unaudited)

	Principal Amount ($)	Floating Rate (b) (unaudited)		Value
			CONVERTIBLE CORPORATE BONDS - 0.9%
			Energy - 0.2%
			Oil & Gas Exploration & Production - 0.0% †
	17,918		Whiting Petroleum Corp., 6.25%, 4/1/23	$18,187
			Oil & Gas Storage & Transportation - 0.2%
	100,000		Golar LNG, Ltd., 3.75%, 3/7/17	$98,000
			Total Energy	$116,187
			Materials - 0.0% †
			Diversified Metals & Mining - 0.0% †
	30,096		Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK) (d)	$2,558
			Total Materials	$2,558
			Capital Goods - 0.2%
			Construction & Engineering - 0.1%
	30,000		Dycom Industries, Inc., 0.75%, 9/15/21	$32,700
			Electrical Components & Equipment - 0.1%
	74,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$49,534
			Total Capital Goods	$82,234
			Consumer Durables & Apparel - 0.1%
			Homebuilding - 0.1%
	15,000		CalAtlantic Group, Inc., 0.25%, 6/1/19	$13,894
	30,000		CalAtlantic Group, Inc., 1.25%, 8/1/32	31,256
				$45,150
			Total Consumer Durables & Apparel	$45,150
			Health Care Equipment & Services - 0.1%
			Health Care Equipment - 0.1%
	25,000		Wright Medical Group, Inc., 2.0%, 2/15/20	$26,703
			Total Health Care Equipment & Services	$26,703
			Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
			Biotechnology - 0.1%
	35,000		Cepheid, 1.25%, 2/1/21	$36,247
			Total Pharmaceuticals, Biotechnology & Life Sciences	$36,247
			Software & Services - 0.1%
			Internet Software & Services - 0.0% †
	10,000		WebMD Health Corp., 2.5%, 1/31/18	$10,381
	10,000		WebMD Health Corp., 2.625%, 6/15/23 (144A)	9,738
				$20,119
			Application Software - 0.1%
	25,000		Synchronoss Technologies, Inc., 0.75%, 8/15/19	$26,391
			Total Software & Services	$46,510
			Technology Hardware & Equipment - 0.1%
			Electronic Components - 0.1%
	45,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41	$39,403
			Total Technology Hardware & Equipment	$39,403
			Semiconductors & Semiconductor Equipment - 0.0% †
			Semiconductors - 0.0% †
	15,000		NXP Semiconductors NV, 1.0%, 12/1/19	$17,662
			Total Semiconductors & Semiconductor Equipment	$17,662
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $434,214)	$412,654

			PREFERRED STOCKS - 0.0% †
			Diversified Financials - 0.0% †
			Consumer Finance - 0.0% †
	532	6.41	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$13,518
			Total Diversified Financials	$13,518
			TOTAL PREFERRED STOCKS
			(Cost $12,470)	$13,518

			CONVERTIBLE PREFERRED STOCKS - 0.8%
			Banks - 0.8%
			Diversified Banks - 0.8%
	66		Bank of America Corp., 7.25%, 12/31/49 (Perpetual)	$80,575
	220		Wells Fargo & Co., 7.5% (Perpetual)	287,892
				$368,467
			Total Banks	$368,467
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $318,098)	$368,467
	Shares
			COMMON STOCKS - 0.4%
			Energy - 0.0% †
			Oil & Gas Exploration & Production - 0.0% †
	707		Whiting Petroleum Corp. *	$6,179
			Total Energy	$6,179
			Capital Goods - 0.4%
			Construction & Engineering - 0.4%
	53,917		Newhall Land Development LLC *	$161,751
			Total Capital Goods	$161,751
			Consumer Durables & Apparel - 0.0% †
			Homebuilding - 0.0% †
	15,463		Desarrolladora Homex SAB de CV *	$1,547
				$1,547
			Total Consumer Durables & Apparel	$1,547
			TOTAL COMMON STOCKS
			(Cost $54,213)	$169,477
	Principal Amount ($)
			ASSET BACKED SECURITIES - 3.7%
	97,496		Ajax Mortgage Loan Trust 2016-B, 4.0%, 9/25/65 (Step) (144A)	$97,285
	199,978		AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)	201,463
	100,000		BCC Funding Corp X, 4.544%, 12/21/20 (144A)	97,852
	42,484	1.43	Bear Stearns ALT-A Trust 2004-10, Floating Rate Note, 9/25/34	35,715
	80,000		Citicorp Residential Mortgage Trust Series 2006-2, 5.80251%, 9/25/36 (Step)	75,282
	40,000		Citicorp Residential Mortgage Trust Series 2007-1, 5.72871%, 3/25/37 (Step)	35,250
	47,375		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	47,503
	13,040	4.75	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	13,086
	47,855		Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	48,233
	40,000		First Investors Auto Owner Trust 2015-1, 3.59%, 1/18/22 (144A)	40,499
	52,346		GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)	52,427
	3,195	0.69	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	3,168
	78,183		Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)	72,654
	50,000		Navitas Equipment Receivables LLC 2015-1, 4.5%, 5/17/21 (144A)	51,403
	100,000	0.95	New Century Home Equity Loan Trust Series 2005-C, Floating Rate Note, 12/25/35	72,186
	50,000		Oxford Finance Funding 2014-1 LLC, 3.475%, 12/15/22 (144A)	49,460
	50,000		Oxford Finance Funding 2016-1 LLC, 3.968%, 6/17/24 (144A)	50,251
	40,000	1.16	RASC Series 2005-KS8 Trust, Floating Rate Note, 8/25/35	34,789
	82,752		RMAT 2015-1 LLC, 4.09%, 7/27/20 (Step) (144A)	82,337
	150,000	3.87	Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)	154,708
	99,292		Store Master Funding I LLC, 3.75%, 4/20/45 (144A)	100,300
	55,329		VOLT XXXI LLC, 3.75%, 2/25/55 (Step) (144A)	55,329
	60,145		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)	60,177
	62,331		VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)	62,430
	50,893		Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)	50,385
	50,000		Westlake Automobile Receivables Trust 2015-3, 3.05%, 5/17/21 (144A)	50,688
			TOTAL ASSET BACKED SECURITIES
			(Cost $1,688,378)	$1,694,860

			COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1%
	57,938	3.84	Agate Bay Mortgage Trust 2014-3, Floating Rate Note, 11/25/44 (144A)	$56,736
	154,223	3.50	Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)	159,066
	22,808		Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33	23,494
	54,038	1.46	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	41,679
	100,000	5.67	CCRESG Commercial Mortgage Trust 2016-HEAT, Floating Rate Note, 4/10/29 (144A)	100,549
	100,000	5.67	CCRESG Commercial Mortgage Trust 2016-HEAT, Floating Rate Note, 4/12/29 (144A)	97,002
	82,326	3.75	Chase Mortgage Trust 2016-1, Floating Rate Note, 3/26/46 (144A)	82,855
	33,424	3.75	Chase Mortgage Trust 2016-2, Floating Rate Note, 2/25/44 (144A)	33,600
	109,066	3.50	Citigroup Mortgage Loan Trust 2013-J1, Floating Rate Note, 10/25/43 (144A)	111,698
	25,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45	26,881
	25,000		COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/17/45	27,494
	21,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	21,389
	25,000		COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45	26,110
	50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46	52,314
	100,000	2.26	COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)	99,152
	100,000	4.11	COMM 2014-UBS6 Mortgage Trust REMICS, Floating Rate Note, 12/10/47 (144A)	79,595
	50,000	4.70	COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48	54,395
	50,000		COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48	54,119
	34,792		Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	34,938
	50,000	3.74	CSAIL 2015-C4 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48	40,158
	25,000		CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49	26,130
	57,132	3.50	CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)	58,807
	32,909	3.76	CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)	30,984
	94,709	3.50	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)	98,236
	77,051		CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)	79,025
	29,290	3.90	CSMLT 2015-1 Trust, Floating Rate Note, 5/25/45 (144A)	29,825
	39,108	3.92	CSMLT 2015-2 Trust, Floating Rate Note, 8/25/45 (144A)	41,063
	50,000		DBJPM 16-C3 Mortgage Trust, 2.89%, 9/10/49	51,423
	60,906	2.50	EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)	59,954
	10,706		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	11,622
	183		Federal National Mortgage Association REMICS, 5.0%, 9/25/39	184
	25,000	5.05	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	26,127
	100,000	3.95	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	103,520
	22,657	0.79	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)	21,692
	28,097		Government National Mortgage Association, 3.0%, 4/20/41	29,073
	63,824		Government National Mortgage Association, 4.5%, 9/20/39	69,476
	25,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	26,572
	90,671	2.02	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	90,671
	40,000	1.00	HomeBanc Mortgage Trust 2005-4, Floating Rate Note, 10/25/35	28,365
	20,516	2.48	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34	19,060
	100,000	3.98	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)	107,094
	43,918		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 3.07%, 12/17/46	45,130
	100,000	2.72	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)	99,298
	8,722	2.61	JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35	8,515
	52,910	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	53,673
	157,004	2.50	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	159,279
	114,175	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	118,047
	28,375	3.76	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	28,567
	67,011	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	68,990
	28,837	3.12	JP Morgan Mortgage Trust 2014-IVR3 REMICS, Floating Rate Note, 9/25/44 (144A)	26,258
	28,737	4.08	JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)	29,205
	94,041		JP Morgan Mortgage Trust 2016-1, 3.5%, 5/25/46 (144A)	96,583
	29,945	2.69	JP Morgan Mortgage Trust 2016-2, Floating Rate Note, 6/25/46 (144A)	27,959
	19,963	2.69	JP Morgan Mortgage Trust 2016-2, Floating Rate Note, 6/25/46 (144A)	18,418
	100,000	3.50	JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)	103,766
	40,000	3.39	JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)	40,941
	50,000		JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47	54,564
	100,000	3.27	JPMCC Re-REMIC Trust 2014-FRR1, Floating Rate Note, 4/27/44 (144A)	96,994
	2,524	6.08	LB-UBS Commercial Mortgage Trust 2006-C4, Floating Rate Note, 6/15/38	2,523
	88,791		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	90,993
	25,000		Morgan Stanley Capital I Trust 2016-UBS9, 3.0%, 3/15/49 (144A)	19,525
	25,000	1.35	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35	21,456
	92,849	2.98	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)	90,174
	81,400	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	81,761
	32,554	3.31	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	29,472
	62,483	1.92	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	56,512
	103,434	2.50	Sequoia Mortgage Trust 2012-5, Floating Rate Note, 11/25/42	103,264
	45,953	3.90	Sequoia Mortgage Trust 2012-5, Floating Rate Note, 11/25/42	47,754
	62,815	2.50	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42	63,145
	161,525	1.87	Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43	158,097
	39,039	3.53	Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43	38,493
	42,387	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	42,340
	89,298	2.50	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43	89,174
	103,955	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	106,027
	18,516		Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)	19,072
	24,187	3.76	Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)	23,720
	95,951	3.50	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)	97,885
	97,109	3.73	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)	94,216
	26,219	3.73	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)	25,626
	45,000	3.00	Towd Point Mortgage Trust 2016-3, Floating Rate Note, 8/25/55 (144A)	44,998
	55,823		VOLT XXX LLC, 3.625%, 10/25/57 (Step) (144A)	55,892
	25,000	6.01	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43	24,937
	10,000	4.69	Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/15/45	10,549
	50,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/15/50	51,595
	50,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50	53,483
	52,973	4.11	WinWater Mortgage Loan Trust 2014-2, Floating Rate Note, 9/20/44 (144A)	53,372
	61,978	3.50	WinWater Mortgage Loan Trust 2015-1 REMICS, Floating Rate Note, 1/20/45 (144A)	63,372
	96,997	3.83	WinWater Mortgage Loan Trust 2015-A REMICS, Floating Rate Note, 6/20/45 (144A)	91,925
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $5,020,547)	5,059,666

			CORPORATE BONDS - 39.6%
			Energy - 7.9%
			Oil & Gas Drilling - 0.3%
	100,000		Rowan Companies, Inc., 4.75%, 1/15/24	$81,500
	78,000		Rowan Companies, Inc., 5.85%, 1/15/44	54,015
				$135,515
			Integrated Oil & Gas - 0.5%
	70,000		Petrobras Global Finance BV, 3.0%, 1/15/19	$68,600
	115,000		Petroleos Mexicanos, 3.5%, 1/30/23	108,502
MXN	95,000		Petroleos Mexicanos, 7.19%, 9/12/24 (144A)	4,526
	20,000		YPF SA, 8.5%, 3/23/21 (144A)	22,320
				$203,948
			Oil & Gas Exploration & Production - 2.3%
	100,000		Antero Resources Corp., 5.625%, 6/1/23	$101,875
	82,000		Canadian Natural Resources, Ltd., 6.25%, 3/15/38	91,732
	35,000		Canadian Natural Resources, Ltd., 6.75%, 2/1/39	40,146
	25,000		Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	25,875
	65,000		Denbury Resources, Inc., 4.625%, 7/15/23	43,225
	25,000		Denbury Resources, Inc., 5.5%, 5/1/22	17,938
	200,000		Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	208,900
	75,000		Gulfport Energy Corp., 7.75%, 11/1/20	77,906
	50,000		Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)	49,750
	65,000		Hilcorp Energy I LP, 7.625%, 4/15/21 (144A)	66,788
	75,000		Newfield Exploration Co., 5.625%, 7/1/24	76,875
	32,000		Noble Energy, Inc., 5.625%, 5/1/21	33,335
	75,000		Oasis Petroleum, Inc., 6.875%, 3/15/22	71,812
	50,000		PDC Energy, Inc., 7.75%, 10/15/22	53,375
	60,000		Whiting Petroleum Corp., 5.75%, 3/15/21	56,100
	50,000		WPX Energy, Inc., 7.5%, 8/1/20	52,875
				$1,068,507
			Oil & Gas Refining & Marketing - 0.5%
	134,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21	$109,545
	74,000		EnLink Midstream Partners LP, 4.4%, 4/1/24	72,261
	45,000		Tesoro Corp., 5.375%, 10/1/22	46,800
				$228,606
			Oil & Gas Storage & Transportation - 4.3%
	75,000		Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)	$73,312
	125,000		Boardwalk Pipelines LP, 4.95%, 12/15/24	130,764
	25,000		Boardwalk Pipelines LP, 5.95%, 6/1/26	27,639
	10,000		Buckeye Partners LP, 5.6%, 10/15/44	10,361
	69,000		Buckeye Partners LP, 5.85%, 11/15/43	70,830
	75,000		Crestwood Midstream Partners LP, 6.25%, 4/1/23	75,938
	73,000		DCP Midstream LLC, 9.75%, 3/15/19 (144A)	81,176
	25,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	20,750
	105,000		Enbridge Energy Partners LP, 7.375%, 10/15/45	132,771
	56,000	4.46	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	52,786
	100,000		Genesis Energy LP, 6.75%, 8/1/22	103,038
	125,000		Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46	119,030
	100,000		Kinder Morgan, Inc. Delaware, 5.3%, 12/1/34	99,698
	60,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45	61,553
	105,000		MPLX LP, 4.875%, 12/1/24	108,604
	90,000		ONEOK, Inc., 7.5%, 9/1/23	100,800
	125,000		Plains All American Pipeline LP, 4.65%, 10/15/25	129,483
	83,000		Plains All American Pipeline LP, 6.125%, 1/15/17	83,993
	15,000		Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	16,125
	100,000		Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	107,625
	35,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	37,182
	50,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	54,160
	45,000		Targa Resources Partners LP, 4.125%, 11/15/19	45,630
	45,000		Targa Resources Partners LP, 5.0%, 1/15/18	46,575
	50,000		The Williams Companies, Inc., 7.5%, 1/15/31	57,000
	130,000		Williams Partners LP, 5.1%, 9/15/45	126,831
				$1,973,654
			Total Energy	$3,610,230
			Materials - 1.3%
			Commodity Chemicals - 0.3%
	50,000		Methanex Corp., 4.25%, 12/1/24	$47,724
	20,000		NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	20,250
	65,000		Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	63,583
				$131,557
			Fertilizers & Agricultural Chemicals - 0.4%
	175,000		Agrium, Inc., 5.25%, 1/15/45	$194,622
			Paper Packaging - 0.2%
	72,000		AEP Industries, Inc., 8.25%, 4/15/19	$74,340
			Copper - 0.1%
	50,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23	$44,871
			Paper Products - 0.3%
	55,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	$47,712
EURO	100,000		Sappi Papier Holding GmbH, 4.0%, 4/1/23 (144A)	115,409
				$163,121
			Total Materials	$608,511
			Capital Goods - 1.7%
			Aerospace & Defense - 0.5%
	99,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	$98,258
	35,000		L-3 Communications Corp., 3.95%, 5/28/24	37,247
	100,000		Triumph Group, Inc., 5.25%, 6/1/22	94,250
				$229,755
			Building Products - 0.7%
	100,000		Masco Corp., 4.375%, 4/1/26	$105,250
	25,000		Masco Corp., 5.95%, 3/15/22	28,500
	35,000		Owens Corning, 3.4%, 8/15/26	35,162
	75,000		Owens Corning, 4.2%, 12/1/24	79,568
	60,000		Standard Industries, Inc., 5.375%, 11/15/24 (144A)	61,800
				$310,280
			Construction & Farm Machinery & Heavy Trucks - 0.2%
	100,000		Meritor, Inc., 6.25%, 2/15/24	$95,750
			Industrial Machinery - 0.3%
	60,000		Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$57,375
	75,000		Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)	78,562
				$135,937
			Total Capital Goods	$771,722
			Commercial Services & Supplies - 0.3%
			Commercial Printing - 0.1%
	65,000		Cenveo Corp., 6.0%, 8/1/19 (144A)	$57,688
			Research & Consulting Services - 0.2%
	56,000		Verisk Analytics, Inc., 5.5%, 6/15/45	$60,071
			Total Commercial Services & Supplies	$117,759
			Transportation - 0.9%
			Airlines - 0.7%
	18,661		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	$19,640
	217,632		Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	222,257
	96,728		Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 8/15/29	94,551
				$336,448
			Trucking - 0.2%
	35,000		Jack Cooper Holdings Corp., 9.25%, 6/1/20	$23,800
	61,000		Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)	63,435
				$87,235
			Total Transportation	$423,683
			Automobiles & Components - 0.6%
			Automobile Manufacturers - 0.6%
	95,000		General Motors Co., 6.6%, 4/1/36	$114,302
	25,000		TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	27,188
EURO	100,000		ZF North America Capital, Inc., 2.75%, 4/27/23	119,567
				$261,057
			Total Automobiles & Components	$261,057
			Consumer Durables & Apparel - 0.8%
			Homebuilding - 0.6%
	40,000		DR Horton, Inc., 5.75%, 8/15/23	$45,800
	65,000		KB Home, 7.5%, 9/15/22	70,525
	100,000		Lennar Corp., 4.5%, 6/15/19	104,750
	15,000		MDC Holdings, Inc., 5.5%, 1/15/24	15,675
	20,000		Meritage Homes Corp., 7.0%, 4/1/22	22,300
	20,000		Toll Brothers Finance Corp., 4.875%, 11/15/25	20,500
				$279,550
			Housewares & Specialties - 0.2%
	100,000		Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)	$110,875
			Total Consumer Durables & Apparel	$390,425
			Consumer Services - 1.0%
			Casinos & Gaming - 0.2%
	580		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (d)	$3
	80,000		Scientific Games International, Inc., 10.0%, 12/1/22	73,800
				$73,803
			Hotels, Resorts & Cruise Lines - 0.3%
	40,000		NCL Corp, Ltd., 4.625%, 11/15/20 (144A)	$40,000
	25,000		NCL Corp., Ltd., 5.25%, 11/15/19 (144A)	25,250
	80,000		Sabre GLBL, Inc., 5.25%, 11/15/23 (144A)	81,400
				$146,650
			Leisure Facilities - 0.3%
EURO	100,000		Cirsa Funding Luxembourg SA, 5.875%, 5/15/23	$116,730
			Education Services - 0.2%
	50,000		President and Fellows of Harvard College, 2.3%, 10/1/23	$51,289
	25,000		Tufts University, 5.017%, 4/15/12	29,575
	25,000		William Marsh Rice University, 4.626%, 5/15/63	31,214
				$112,078
			Total Consumer Services	$449,261
			Media - 0.9%
			Broadcasting - 0.4%
	200,000		CSC Holdings LLC, 5.5%, 4/15/27 (144A)	$204,500
			Cable & Satellite - 0.5%
	125,000		Charter Communications Operating LLC, 6.384%, 10/23/35 (144A)	$147,222
	30,000		Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	30,825
	25,000		Time Warner Cable LLC, 6.55%, 5/1/37	29,641
				$207,688
			Total Media	$412,188
			Retailing - 0.5%
			Internet Retail - 0.4%
	25,000		Expedia, Inc., 4.5%, 8/15/24	$26,321
	125,000		Expedia, Inc., 5.95%, 8/15/20	140,950
				$167,271
			Department Stores - 0.1%
	42,000		PetSmart, Inc., 7.125%, 3/15/23 (144A)	$43,995
			Automotive Retail - 0.0% †
	25,000		DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)	$24,188
			Total Retailing	$235,454
			Food & Staples Retailing - 0.5%
			Drug Retail - 0.3%
	33,894		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$39,410
	70,814		CVS Pass-Through Trust, 6.036%, 12/10/28	82,148
				$121,558
			Food Retail - 0.2%
	119,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$117,215
			Total Food & Staples Retailing	$238,773
			Food, Beverage & Tobacco - 1.5%
			Brewers - 0.1%
	50,000	2.02	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21	$51,317
			Packaged Foods & Meats - 1.1%
EURO	100,000		Darling Global Finance BV, 4.75%, 5/30/22	$114,622
	65,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)	65,975
	70,000		JBS USA LUX SA, 5.75%, 6/15/25 (144A)	68,775
	200,000		Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	211,500
	30,000		Post Holdings, Inc., 5.0%, 8/15/26 (144A)	29,850
				$490,722
			Tobacco - 0.3%
	55,000		Alliance One International, Inc., 9.875%, 7/15/21	$46,681
	75,000		Reynolds American, Inc., 4.45%, 6/12/25	83,679
				$130,360
			Total Food, Beverage & Tobacco	$672,399
			Health Care Equipment & Services - 1.4%
			Health Care Supplies - 0.2%
	75,000		Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)	$78,188
			Health Care Services - 0.2%
	50,000		MEDNAX, Inc., 5.25%, 12/1/23 (144A)	$52,562
	35,000		RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	36,138
				$88,700
			Health Care Facilities - 0.6%
	25,000		CHS, 6.875%, 2/1/22	$21,500
	25,000		Kindred Healthcare Inc., 6.375%, 4/15/22	23,688
	50,000		NYU Hospitals Center, 4.428%, 7/1/42	53,530
	124,000		Universal Hospital Services, Inc., 7.625%, 8/15/20	118,110
	65,000		Vizient, Inc., 10.375%, 3/1/24 (144A)	74,588
				$291,416
			Managed Health Care - 0.4%
	40,000		Centene Corp., 5.625%, 2/15/21	$42,400
	25,000		Centene Corp., 6.125%, 2/15/24	27,125
	95,000		WellCare Health Plans, Inc., 5.75%, 11/15/20	98,088
				$167,613
			Total Health Care Equipment & Services	$625,917
			Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
			Biotechnology - 0.4%
	25,000		AbbVie, Inc., 2.85%, 5/14/23	$25,380
	50,000		Biogen, Inc., 3.625%, 9/15/22	53,555
	75,000		Biogen, Inc., 4.05%, 9/15/25	81,656
				$160,591
			Pharmaceuticals - 0.7%
	121,000		Endo Finance LLC, 5.375%, 1/15/23 (144A)	$107,085
	25,000		Endo Finance LLC, 5.75%, 1/15/22 (144A)	23,062
	110,000		Mylan NV, 3.95%, 6/15/26 (144A)	110,829
	105,000		Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	90,562
				$331,538
			Total Pharmaceuticals, Biotechnology & Life Sciences	$492,129
			Banks - 4.7%
			Diversified Banks - 4.7%
INR	3,150,000		Asian Development Bank, 6.2%, 10/6/26	$47,868
	100,000	7.38	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	111,123
	65,000	6.88	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	73,938
	200,000		Barclays Plc, 4.375%, 1/12/26	206,928
	150,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	157,312
	200,000	7.62	BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)	205,856
	48,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	49,725
	84,000	6.25	Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)	90,405
	50,000	5.90	Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)	51,750
	200,000	7.88	Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)	199,916
	125,000		Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	127,698
INR	1,150,000		Inter-American Development Bank, 6.0%, 9/5/17	17,169
NZD	380,000		International Bank for Reconstruction & Development, 3.5%, 1/22/21	287,062
NZD	75,000		International Bank for Reconstruction & Development, 4.625%, 10/6/21	59,699
	200,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)	216,073
	200,000		Royal Bank of Scotland Group Plc, 4.8%, 4/5/26	205,686
	60,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	61,200
				$2,169,408
			Total Banks	$2,169,408
			Diversified Financials - 4.5%
			Other Diversified Financial Services - 1.2%
	140,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	$151,931
IDR	2,300,000,000		European Investment Bank, 7.2%, 7/9/19 (144A)	176,522
NZD	100,000		JPMorgan Chase & Co., 4.25%, 11/2/18	74,408
	130,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49 (Perpetual)	143,488
				$546,349
			Specialized Finance - 0.7%
	71,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$78,901
	200,000		Fly Leasing, Ltd., 6.375%, 10/15/21	203,000
	35,000		Nationstar Mortgage LLC, 6.5%, 6/1/22	33,600
				$315,501
			Consumer Finance - 1.1%
	50,000		Ally Financial, Inc., 4.625%, 5/19/22	$51,500
	84,000		Ally Financial, Inc., 5.75%, 11/20/25	87,885
	125,000		Capital One Financial Corp., 3.75%, 7/28/26	125,443
INR	1,980,000		International Finance Corp., 6.3%, 11/25/24	30,559
INR	5,670,000		International Finance Corp., 7.75%, 12/3/16	86,263
INR	5,700,000		International Finance Corp., 8.25%, 6/10/21	92,975
				$474,625
			Asset Management & Custody Banks - 0.8%
	119,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	$148,381
	150,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	158,202
	65,000		Legg Mason, Inc., 4.75%, 3/15/26	70,232
				$376,815
			Investment Banking & Brokerage - 0.7%
	175,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$193,470
	110,000		Morgan Stanley, 4.1%, 5/22/23	116,299
	25,000	5.55	Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)	25,531
				$335,300
			Total Diversified Financials	$2,048,590
			Insurance - 1.9%
			Insurance Brokers - 0.2%
	110,000		Brown & Brown, Inc., 4.2%, 9/15/24	$114,426
			Life & Health Insurance - 0.5%
	50,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	$55,162
	125,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	169,939
				$225,101
			Multi-line Insurance - 0.7%
	85,000		AXA SA, 8.6%, 12/15/30	$119,850
	200,000		Liberty Mutual Group, Inc., 4.85%, 8/1/44 (144A)	208,331
				$328,181
			Property & Casualty Insurance - 0.3%
	55,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$63,114
	75,000		The Hanover Insurance Group, Inc., 4.5%, 4/15/26	77,947
				$141,061
			Reinsurance - 0.2%
	40,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18	$2,800
	40,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19	41,448
	30,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (Cat Bond) (144A)	30,825
				$75,073
			Total Insurance	$883,842
			Software & Services - 0.1%
			Home Entertainment Software - 0.1%
	25,000		Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)	$26,085
			Total Software & Services	$26,085
			Technology Hardware & Equipment - 1.2%
			Communications Equipment - 0.4%
	50,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$49,438
	110,000		CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)	117,288
				$166,726
			Technology Hardware, Storage & Peripherals - 0.2%
	80,000		NCR Corp., 5.0%, 7/15/22	$81,800
	30,000		NCR Corp., 6.375%, 12/15/23	31,725
				$113,525
			Electronic Components - 0.3%
EURO	100,000		Belden, Inc., 5.5%, 4/15/23	$117,825
			Electronic Manufacturing Services - 0.3%
	25,000		Flex, Ltd., 4.75%, 6/15/25	$26,617
	100,000		Flex, Ltd., 5.0%, 2/15/23	108,734
				$135,351
			Total Technology Hardware & Equipment	$533,427
			Semiconductors & Semiconductor Equipment - 0.7%
			Semiconductors - 0.7%
	160,000		Intel Corp., 4.9%, 7/29/45	$190,850
	90,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)	88,875
	50,000		Micron Technology, Inc., 5.875%, 2/15/22	51,000
				$330,725
			Total Semiconductors & Semiconductor Equipment	$330,725
			Telecommunication Services - 2.5%
			Integrated Telecommunication Services - 2.2%
	179,000		AT&T, Inc., 3.95%, 1/15/25	$190,010
	50,000		AT&T, Inc., 4.75%, 5/15/46	52,323
	50,000		CenturyLink, Inc., 6.45%, 6/15/21	53,562
	50,000		CenturyLink, Inc., 7.6%, 9/15/39	43,500
	112,000		Frontier Communications Corp., 8.5%, 4/15/20	121,100
	50,000		Frontier Communications Corp., 8.75%, 4/15/22	51,000
	100,000		GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)	99,610
	75,000		Telefonica Emisiones SAU, 6.221%, 7/3/17	77,630
	25,000		Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)	24,678
	75,000		Verizon Communications, Inc., 5.15%, 9/15/23	87,370
	101,000		Verizon Communications, Inc., 6.55%, 9/15/43	136,561
	80,000		Windstream Services LLC, 6.375%, 8/1/23	72,600
				$1,009,944
			Wireless Telecommunication Services - 0.3%
	25,000		Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)	$25,775
	50,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	54,647
	50,000		Sprint Corp., 7.25%, 9/15/21	50,188
				$130,610
			Total Telecommunication Services	$1,140,554
			Utilities - 2.3%
			Electric Utilities - 1.6%
EURO	100,000		ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)	$116,859
	125,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	135,362
	100,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	97,760
	65,000		Iberdrola International BV, 6.75%, 7/15/36	86,321
	100,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	111,000
	95,000		Talen Energy Supply LLC, 6.5%, 6/1/25	76,238
	40,000		TerraForm Power, 9.75%, 8/15/22 (144A)	41,200
	83,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	86,840
				$751,580
			Gas Utilities - 0.0% †
	16,000		DCP Midstream Operating LP, 5.6%, 4/1/44	$14,800
			Multi-Utilities - 0.4%
	100,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$114,558
	62,201		Ormat Funding Corp., 8.25%, 12/30/20	61,579
				$176,137
			Independent Power Producers & Energy Traders - 0.3%
	72,285		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$73,956
	40,000		NRG Energy, Inc., 6.625%, 1/15/27 (144A)	39,200
	20,000		NRG Energy, Inc., 7.875%, 5/15/21	20,900
				$134,056
			Total Utilities	$1,076,573
			Real Estate - 1.3%
			Diversified REIT - 0.1%
	35,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	$37,082
	25,000		Duke Realty LP, 3.25%, 6/30/26	25,556
				$62,638
			Office REIT - 0.4%
	75,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$76,134
	25,000		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	26,156
	20,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	21,757
	50,000		Highwoods Realty LP, 3.625%, 1/15/23	51,248
	30,000		Piedmont Operating Partnership LP, 3.4%, 6/1/23	29,547
				$204,842
			Health Care REIT - 0.2%
	75,000		Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	$75,986
			Residential REIT - 0.4%
	175,000		UDR, Inc., 4.0%, 10/1/25	$188,692
			Specialized REIT - 0.2%
	75,000		Equinix, Inc., 5.75%, 1/1/25	$79,688
			Total Real Estate	$611,846
			TOTAL CORPORATE BONDS
			(Cost $17,241,613)	$18,130,558

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.9%
	41,234		Fannie Mae, 3.0%, 10/1/30	$43,483
	330,000		Fannie Mae, 3.0%, 10/13/16 (TBA)	342,981
	68,014		Fannie Mae, 3.0%, 5/1/31	71,906
	134,030		Fannie Mae, 3.0%, 5/1/43	139,610
	24,824		Fannie Mae, 3.0%, 5/1/46	25,959
	60,000		Fannie Mae, 3.0%, 9/1/46	62,416
	80,459		Fannie Mae, 3.5%, 1/1/46	84,965
	450,000		Fannie Mae, 3.5%, 10/13/16 (TBA)	474,820
	68,239		Fannie Mae, 3.5%, 12/1/25	71,973
	103,823		Fannie Mae, 3.5%, 12/1/25	109,536
	35,721		Fannie Mae, 3.5%, 12/1/42	38,188
	112,027		Fannie Mae, 3.5%, 2/1/44	118,178
	46,420		Fannie Mae, 3.5%, 2/1/46	48,968
	23,804		Fannie Mae, 3.5%, 3/1/46	25,120
	121,664		Fannie Mae, 3.5%, 4/1/45	128,344
	59,108		Fannie Mae, 3.5%, 4/1/46	62,353
	48,436		Fannie Mae, 3.5%, 5/1/46	51,694
	72,855		Fannie Mae, 3.5%, 6/1/42	77,730
	149,102		Fannie Mae, 3.5%, 7/1/46	157,496
	109,599		Fannie Mae, 3.5%, 8/1/46	115,937
	55,564		Fannie Mae, 4.0%, 1/1/42	59,693
	17,922		Fannie Mae, 4.0%, 1/1/42	19,273
	78,050		Fannie Mae, 4.0%, 10/1/45	83,910
	34,669		Fannie Mae, 4.0%, 10/1/45	37,271
	210,000		Fannie Mae, 4.0%, 10/13/16 (TBA)	225,537
	12,903		Fannie Mae, 4.0%, 11/1/41	13,908
	48,924		Fannie Mae, 4.0%, 11/1/43	53,009
	38,419		Fannie Mae, 4.0%, 11/1/43	41,622
	45,951		Fannie Mae, 4.0%, 11/1/45	49,391
	12,434		Fannie Mae, 4.0%, 12/1/40	13,728
	20,227		Fannie Mae, 4.0%, 12/1/41	21,730
	21,388		Fannie Mae, 4.0%, 3/1/42	23,184
	42,812		Fannie Mae, 4.0%, 4/1/42	46,141
	88,991		Fannie Mae, 4.0%, 5/1/46	95,725
	94,605		Fannie Mae, 4.0%, 7/1/42	103,080
	43,771		Fannie Mae, 4.0%, 7/1/44	47,024
	89,414		Fannie Mae, 4.0%, 7/1/46	96,206
	299,849		Fannie Mae, 4.0%, 8/1/42	323,267
	88,499		Fannie Mae, 4.0%, 8/1/44	95,079
	89,768		Fannie Mae, 4.0%, 8/1/46	96,698
	84,883		Fannie Mae, 4.0%, 8/1/46	91,436
	107,089		Fannie Mae, 4.5%, 11/1/40	117,493
	39,572		Fannie Mae, 4.5%, 12/1/41	43,511
	146,843		Fannie Mae, 4.5%, 6/1/44	161,095
	22,605		Fannie Mae, 4.5%, 7/1/41	24,924
	365,869		Fannie Mae, 4.5%, 8/1/40	401,315
	44,308		Fannie Mae, 5.0%, 1/1/39	49,171
	10,794		Fannie Mae, 5.0%, 6/1/40	12,007
	257		Fannie Mae, 6.0%, 3/1/32	298
	53,275		Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	55,979
	105,996		Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	111,134
	665,000		Federal Home Loan Mortgage Corp., 3.0%, 11/14/16 (TBA)	689,483
	20,204		Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	21,177
	74,046		Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	77,418
	50,000		Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	52,005
	33,238		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	35,062
	39,390		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	42,119
	89,605		Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	95,221
	55,667		Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	58,729
	87,677		Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	92,609
	128,934		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	137,283
	109,620		Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	117,575
	35,989		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	38,617
	80,890		Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	86,904
	19,429		Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	21,028
	81,940		Federal Home Loan Mortgage Corp., 4.0%, 3/1/46	88,006
	80,492		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	86,333
	44,939		Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	48,363
	60,225		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	64,595
	20,271		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	21,935
	21,991		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	23,797
	10,102		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	11,186
	32,545		Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	36,215
	515		Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	574
	1,993		Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	2,207
	17		Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	17
	19,859		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	22,461
	64,184		Federal National Mortgage Association, 3.5%, 7/1/46	67,896
	32,280		Federal National Mortgage Association, 4.0%, 12/1/19	33,316
	445,000		Government National Mortgage Association I, 3.5%, 10/21/15 (TBA)	473,073
	32,607		Government National Mortgage Association I, 3.5%, 7/15/42	34,669
	7,705		Government National Mortgage Association I, 4.0%, 12/15/41	8,295
	22,446		Government National Mortgage Association I, 4.0%, 3/15/44	24,117
	501,318		Government National Mortgage Association I, 4.0%, 4/15/42	541,704
	70,197		Government National Mortgage Association I, 4.0%, 8/15/43	77,154
	49,829		Government National Mortgage Association I, 4.0%, 9/15/44	53,538
	38,910		Government National Mortgage Association I, 4.5%, 1/15/40	43,529
	89,839		Government National Mortgage Association I, 4.5%, 3/15/40	100,017
	17,329		Government National Mortgage Association I, 4.5%, 4/15/35	19,273
	29,893		Government National Mortgage Association I, 4.5%, 7/15/41	33,092
	9,261		Government National Mortgage Association I, 4.5%, 9/15/33	10,377
	32,920		Government National Mortgage Association I, 4.5%, 9/15/40	36,603
	6,094		Government National Mortgage Association I, 5.0%, 4/15/35	6,935
	6,804		Government National Mortgage Association I, 5.5%, 1/15/34	7,792
	10,132		Government National Mortgage Association I, 5.5%, 4/15/34	11,596
	9,753		Government National Mortgage Association I, 5.5%, 6/15/35	11,026
	3,036		Government National Mortgage Association I, 5.5%, 7/15/34	3,477
	1,841		Government National Mortgage Association I, 6.0%, 10/15/33	2,156
	1,017		Government National Mortgage Association I, 6.0%, 2/15/33	1,194
	2,757		Government National Mortgage Association I, 6.0%, 3/15/33	3,212
	1,636		Government National Mortgage Association I, 6.0%, 3/15/33	1,921
	118		Government National Mortgage Association I, 6.0%, 6/15/17	119
	300		Government National Mortgage Association I, 6.0%, 6/15/33	343
	2,605		Government National Mortgage Association I, 6.0%, 6/15/33	3,099
	2,172		Government National Mortgage Association I, 6.0%, 7/15/33	2,572
	2,062		Government National Mortgage Association I, 6.0%, 7/15/33	2,415
	1,531		Government National Mortgage Association I, 6.0%, 8/15/19	1,587
	9,954		Government National Mortgage Association I, 6.0%, 8/15/34	11,437
	3,384		Government National Mortgage Association I, 6.0%, 9/15/33	3,878
	1,164		Government National Mortgage Association I, 6.0%, 9/15/33	1,355
	1,262		Government National Mortgage Association I, 6.5%, 1/15/30	1,456
	857		Government National Mortgage Association I, 6.5%, 11/15/32	1,034
	604		Government National Mortgage Association I, 6.5%, 2/15/32	718
	1,573		Government National Mortgage Association I, 6.5%, 3/15/29	1,814
	608		Government National Mortgage Association I, 6.5%, 3/15/32	732
	103		Government National Mortgage Association I, 7.0%, 3/15/31	108
	49,878		Government National Mortgage Association II, 3.0%, 8/20/46	52,320
	110,000		Government National Mortgage Association II, 3.0%, 9/20/46	115,387
	20,614		Government National Mortgage Association II, 3.5%, 3/20/45	21,916
	24,318		Government National Mortgage Association II, 3.5%, 3/20/46	26,310
	22,341		Government National Mortgage Association II, 3.5%, 4/20/45	23,967
	22,786		Government National Mortgage Association II, 3.5%, 4/20/45	24,417
	82,615		Government National Mortgage Association II, 3.5%, 8/20/45	87,779
	71,843		Government National Mortgage Association II, 4.0%, 9/20/44	77,006
	20,116		Government National Mortgage Association II, 4.5%, 9/20/41	22,067
	4,836		Government National Mortgage Association II, 5.5%, 3/20/34	5,590
	8,201		Government National Mortgage Association II, 6.0%, 11/20/33	9,676
	1,620,000		U.S. Treasury Bills, 10/13/16 (c)	1,619,915
	50,000		U.S. Treasury Bonds, 2.25%, 8/15/46	49,094
	15,000		U.S. Treasury Bonds, 2.5%, 5/15/46	15,525
	40,000		U.S. Treasury Bonds, 4.75%, 2/15/37	58,053
	848,210		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	874,282
	538,284		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	595,036
	610,000	0.57	United States Treasury Floating Rate Note, Floating Rate Note, 4/30/18	610,508
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $12,493,105)	$12,763,892

			FOREIGN GOVERNMENT BONDS - 4.2%
	200,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)	$208,792
BRL	375,000		Brazilian Government International Bond, 10.25%, 1/10/28	117,117
	250,000		City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	272,250
GHS	270,000		Ghana Government Bond, 24.5%, 4/22/19	68,805
GHS	170,000		Ghana Government Bond, 24.75%, 7/19/21	44,464
MXN	550,000		Mexican Bonos, 6.5%, 6/9/22	29,302
MXN	520,000		Mexican Bonos, 7.5%, 6/3/27	29,673
MXN	2,728,370		Mexican Udibonos, 2.0%, 6/9/22	136,170
MXN	1,637,022		Mexican Udibonos, 3.5%, 12/14/17	86,362
NZD	305,000		New Zealand Government Bond, 4.5%, 4/15/27	268,039
NOK	750,000		Norway Government Bond, 2.0%, 5/24/23	99,604
NOK	1,250,000		Norway Government Bond, 4.5%, 5/22/19	171,582
AUD	135,000		Queensland Treasury Corp., 5.5%, 6/21/21	119,989
	150,000		Republic of Argentina Government Bond, 6.625%, 7/6/28	158,550
RON	220,000		Romania Government Bond, 5.85%, 4/26/23	66,380
RON	90,000		Romania Government Bond, 5.95%, 6/11/21	26,508
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $2,042,604)	$1,903,587

			MUNICIPAL BONDS - 1.6% (g)
			Municipal Development - 0.4%
	60,000	5.90	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$63,877
	100,000		New Jersey Economic Development Authority, 2/15/18 (c)	97,878
				$161,755
			Municipal Education - 0.0% †
	10,000		Amherst College, 3.794%, 11/1/42	$10,581

			Municipal General - 0.3%
	90,000		JobsOhio Beverage System, 3.985%, 1/1/29	$101,536
	25,000		JobsOhio Beverage System, 4.532%, 1/1/35	29,186
				$130,722
			Higher Municipal Education - 0.2%
	25,000		Baylor University, 4.313%, 3/1/42	$28,187
	25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	34,557
	40,000		The George Washington University, 1.827%, 9/15/17	40,247
				$102,991
			Municipal Medical - 0.5%
	225,000	0.87	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41	$225,000

			Municipal Transportation - 0.0% †
	15,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	$17,331

			Municipal Obligation - 0.2%
	100,000		Commonwealth of Puerto Rico, 8.0%, 7/1/35 (d) (h)	$65,500

			TOTAL MUNICIPAL BONDS
			(Cost $672,733)	$713,880

			SENIOR FLOATING RATE LOAN INTERESTS - 9.2% **
			Energy - 0.0% †
			Coal & Consumable Fuels - 0.0% †
	78,333	18.15	Bumi Resources Tbk PT, Term Loan, 8/15/13	$18,212
			Total Energy	$18,212
			Materials - 0.7%
			Specialty Chemicals - 0.3%
	62,622	3.75	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$63,096
	50,000	2.76	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21	50,047
				$113,143
			Metal & Glass Containers - 0.1%
	49,748	4.50	Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22	$49,692
			Paper Packaging - 0.2%
	99,235	4.50	Coveris Holdings SA, USD Term Loan, 4/14/19	$99,235
			Paper Products - 0.1%
	47,254	6.25	Appvion, Inc., Term Commitment, 6/28/19	$45,600
			Total Materials	$307,670
			Capital Goods - 1.1%
			Aerospace & Defense - 0.2%
	49,742	4.75	DigitalGlobe, Inc., Term Loan, 1/25/20	$50,146
	49,869	5.75	The SI Organization, Inc., Term Loan (First Lien), 11/19/19	50,087
				$100,233
			Building Products - 0.3%
	123,143	4.25	Unifrax Corp., New Term B Loan, 12/31/19	$122,527
			Construction & Farm Machinery & Heavy Trucks - 0.1%
	34,738	6.50	Navistar, Inc., Tranche B Term Loan, 8/17/17	$34,851
			Industrial Machinery - 0.4%
	192,555	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$192,705
			Trading Companies & Distributors - 0.1%
	68,530	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$68,744
			Total Capital Goods	$519,060
			Commercial Services & Supplies - 0.1%
			Human Resource & Employment Services - 0.1%
	47,454	3.50	On Assignment, Inc., Tranche B-1 Term Loan, 6/5/22	$47,840
			Total Commercial Services & Supplies	$47,840
			Automobiles & Components - 1.0%
			Auto Parts & Equipment - 0.8%
	135,726	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21	$131,485
	99,571	4.50	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22	100,068
	124,354	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20	124,431
				$355,984
			Automobile Manufacturers - 0.2%
	83,921	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$84,183
			Total Automobiles & Components	$440,167
			Consumer Services - 0.8%
			Casinos & Gaming - 0.1%
	41,875	3.84	Pinnacle Entertainment. Inc., Term Loan (First Lien), 3/30/23	$41,980
			Leisure Facilities - 0.3%
	48,935	6.00	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20	$48,945
	85,763	3.25	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22	86,139
				$135,084
			Restaurants - 0.2%
	86,184	3.75	Burger King BC ULC, Term B-2 Loan, 12/12/21	$86,839
			Education Services - 0.2%
	49,748	4.00	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21	$49,530
	74,623	6.00	Kindercare Education LLC, Initial Term Loan (First Lien), 8/13/22	75,183
				$124,713
			Total Consumer Services	$388,616
			Media - 0.4%
			Broadcasting - 0.2%
	74,622	3.50	Sinclair Television Group, Incremental Loan, 7/30/21	$75,057
			Cable & Satellite - 0.1%
	48,375	3.25	MCC Iowa LLC, Tranche H Term Loan, 1/29/21	$48,594
			Movies & Entertainment - 0.1%
	39,773	3.25	Kasima LLC, Term Loan, 5/17/21	$39,860
	17,079	3.75	Rovi Solutions Corp., Term B Loan, 7/2/21	17,090
				$56,950
			Total Media	$180,601
			Retailing - 0.1%
			Home Improvement Retail - 0.1%
	49,742	4.50	Apex Tool Group LLC, Term Loan, 2/1/20	$49,105
			Total Retailing	$49,105
			Household & Personal Products - 0.1%
			Personal Products - 0.1%
	40,000	4.25	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23	$40,157
			Total Household & Personal Products	$40,157
			Health Care Equipment & Services - 1.4%
			Health Care Supplies - 0.2%
	113,667	5.00	Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20	$114,792
			Health Care Services - 0.1%
	49,741	4.25	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19	$47,502
			Health Care Facilities - 1.0%
	27,236	4.08	CHS, Incremental 2018 Term F Loan, 12/31/18	$27,120
	28,669	3.59	CHS, Incremental 2019 Term G Loan, 12/31/19	28,155
	52,750	4.00	CHS, Incremental 2021 Term H Loan, 1/27/21	51,886
	74,606	4.00	Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22	74,699
	74,612	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	73,925
	98,738	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	98,676
	13,283	9.75	MMM Holdings, Inc., Term Loan, 10/9/17 (d)	12,188
	68,522	4.25	Surgical Care Affiliates, Inc., Initial Term Loan, 3/12/22	69,079
				$435,728
			Managed Health Care - 0.0% †
	9,657	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (d)	$8,860
			Health Care Technology - 0.1%
	49,745	3.50	IMS Health, Inc., Term B Dollar Loan, 3/17/21	$50,004
			Total Health Care Equipment & Services	$656,886
			Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
			Pharmaceuticals - 0.5%
	99,250	5.25	Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21	$89,170
	147,245	3.46	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	148,767
				$237,937
			Life Sciences Tools & Services - 0.1%
	49,749	5.75	Albany Molecular Research, Inc., Term Loan, 7/14/21	$50,122
			Total Pharmaceuticals, Biotechnology & Life Sciences	$288,059
			Banks - 0.1%
			Thrifts & Mortgage Finance - 0.1%
	43,588	5.50	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$43,588
			Total Banks	$43,588
			Insurance - 0.9%
			Insurance Brokers - 0.3%
	144,409	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19	$144,634
			Life & Health Insurance - 0.2%
	99,278	6.75	Integro, Ltd., Initial Term Loan (First Lien), 10/9/22	$97,789
			Property & Casualty Insurance - 0.4%
	149,732	7.00	Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$149,264
			Total Insurance	$391,687
			Software & Services - 0.2%
			Application Software - 0.2%
	50,000	0.00	DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23	$49,646
	49,872	3.51	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	50,159
				$99,805
			Total Software & Services	$99,805
			Telecommunication Services - 0.8%
			Cable & Satellite - 0.2%
	71,832	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19	$72,034
			Integrated Telecommunication Services - 0.6%
	49,744	4.00	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20	$49,909
	123,125	4.00	GCI Holdings, Inc., New Term B Loan, 2/2/22	123,433
	117,831	3.65	Virgin Media Investment Holdings, Ltd., F Facility, 6/30/23	118,445
				$291,787
			Total Telecommunication Services	$363,821
			Utilities - 0.5%
			Electric Utilities - 0.2%
	70,165	5.84	APLP Holdings LP, Term Loan, 4/12/23	$70,662
			Water Utilities - 0.1%
	49,870	4.00	WCA Waste Systems, Inc., Term Loan (First Lien), 8/12/23	$49,979
			Independent Power Producers & Energy Traders - 0.2%
	49,748	3.50	Calpine Corp., Term Loan, 5/28/22	$49,942
	48,146	7.00	TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22	47,906
				$97,848
			Total Utilities	$218,489
			Real Estate - 0.4%
			Hotel & Resort REIT - 0.3%
	114,425	4.00	MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23	$115,569
			Retail REIT - 0.1%
	49,748	4.25	DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21	$49,795
			Total Real Estate	$165,364
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $4,236,861)	$4,219,127
	Shares
			MUTUAL FUNDS - 1.7%
			Diversified Financials - 1.7%
			Asset Management & Custody Banks - 1.7%
	73,113		Pioneer Ils Interval Fund (i)	$802,052
			Total Diversified Financials	$802,052
			TOTAL MUTUAL FUNDS
			(Cost $775,000)	$802,052
	Principal Amount ($)
			TEMPORARY CASH INVESTMENTS - 0.5%
			Commercial Paper - 0.5%
	114,000	1.16	Skandinaviska Enskilda Banken AB New York NY, Certificate of Deposit, Floating Rate Note, 2/24/17	$114,094
	114,000	0.80	Svenska Handelsbanken AS, Certificate of Deposit, 12/2/16	114,035
				$228,129
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $228,000)	$228,129

			TOTAL INVESTMENT IN SECURITIES - 101.6%
			(Cost $45,217,836) (a)	$46,479,867
			OTHER ASSETS & LIABILITIES - (1.6)%	$(748,126)
			TOTAL NET ASSETS - 100.0%	$45,731,741

	†		Amount rounds to less than 0.1%.

	*		Non-income producing security.

	(TBA)		“To Be Announced” Securities.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	REMICS		Real Estate Mortgage Investment Conduits.

	(Perpetual)		Security with no stated maturity date.

	(PIK)		Represents a pay in kind security.

	REIT		Real Estate Investment Trust.

	(Cat Bond)		Catastrophe or event-linked bond. At September 30, 2016, the value of these securities amounted to $30,825 or 0.1% of total net assets.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2016, the value of these securities amounted to
$11,857,188 or 25.9% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At September 30, 2016, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $45,224,154 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$1,866,652

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(610,939)

			Net unrealized appreciation	$1,255,713

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

	(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

	(d)		Security is in default.

	(e)		Structured reinsurance investment. At September 30, 2016, the value of these securities amounted to $44,248 or 0.1% of total net assets.

	(f)		Rate to be determined.

	(g)		Consists of Revenue Bonds unless otherwise indicated.

	(h)		Represents a General Obligation Bond.

	(i)		Affiliated funds managed by Pioneer Investment Management, Inc.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

		AUD	Australian Dollar
		BRL	Brazilian Real
		EURO	Euro
		GHS	Ghanaian Cedi
		IDR	Indonesian Rupiah
		INR	Indian Rupee
		MXN	Mexican Peso
		NOK	Norwegian Krone
		NZD	New Zealand Dollar
		RON	Romanian New Leu

	CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	50,000	J.P. Morgan Securities LLC	Goodyear Tire & Rubber, Inc.	5.00%	BB	12/20/17	$ (1,625)	$ 4,529
	75,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drill Inc.	1.00%	BBB+	12/20/19	$ (2,810)	$ (2,390)
							$ (4,435)	$ 2,139
		(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
		(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2016, in valuing the Portfolio's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds
	Materials
	Diversified Metals & Mining	$ -	$ -	$ 2,558	$ 2,558
	All Other Convertible Corporate Bonds	-	410,096	-	410,096
	Preferred Stocks	13,518	-	-	13,518
	Convertible Preferred Stocks	368,467	-	-	368,467
	Common Stocks
	Capital Goods
	Construction & Engineering	-	161,751	-	161,751
	All Other Common Stocks	7,726	-	-	7,726
	Asset Backed Securities	-	1,694,860	-	1,694,860
	Collateralized Mortgage Obligations	-	5,059,666	-	5,059,666
	Corporate Bonds
	Insurance
	Reinsurance	-	30,825	44,248	75,073
	All Other Corporate Bonds	-	18,055,485	-	18,055,485
	U.S. Government Agency Obligations	-	12,763,892	-	12,763,892
	Foreign Government Bonds	-	1,903,587	-	1,903,587
	Municipal Bonds	-	713,880	-	713,880
	Senior Floating Rate Loan Interests	-	4,219,127	-	4,219,127
	Mutual Fund	-	802,052	-	802,052
	Commercial Paper	-	228,129	-	228,129
	Total	$ 389,711	$ 46,043,350	$ 46,806	$ 46,479,867

	Other Financial Instruments
	Net unrealized appreciation on swap contracts	$ -	$ 2,139	$ -	$ 2,139
	Net unrealized depreciation on futures contracts	(4,821)	-	-	(4,821)
	Net unrealized appreciation on forward foreign currency contracts	-	11,985	-	11,985
	Net unrealized depreciation on forward foreign currency contracts	(19,414)	-	-	(19,414)
	Total Other Financial Instruments	$ (24,235)	14,124	-	$ (10,111)

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
		Convertible Corporate Bonds	Corporate Bonds	Total
	Balance as of 12/31/15	$ -	$ 46,780	$ 46,780
	Realized gain (loss)1	-	110	110
	Change in unrealized appreciation (depreciation)2	2,558	(931)	1,627
	Purchases	-	40,000	40,000
	Sales	-	(41,711)	(41,711)
	Transfers in to Level 3*	-	-	-
	Transfers out of Level 3*	-	-	-
	Balance as of 9/30/16	$ 2,558	$ 44,248	$ 46,806

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended September 30, 2016, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 9/30/16	$ -

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Variable Contracts Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 28, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 28, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 28, 2016 * Print the name and title of each signing officer under his or her signature.